UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company
200 Clarendon Street, Boston, MA 02116-5021
(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2012

Date of reporting period: October 31, 2012

Item 1. Reports to Stockholders.	October 31, 2012

2012 Annual Report

iShares Trust

iShares Barclays TIPS Bond Fund  |  TIP  |  NYSE Arca

iShares Barclays 0-5 Year TIPS Bond Fund  |  STIP  |  NYSE Arca

iShares Global Inflation-Linked Bond Fund  |  GTIP  |  NYSE Arca

iShares International Inflation-Linked Bond Fund  |  ITIP  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS TIPS BOND FUND

Performance as of October 31, 2012

Average Annual Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.85%	7.40%	8.03%	7.72%	7.66%	7.88%	6.48%	6.46%	6.65%

Cumulative Total Returns
Year Ended 10/31/12			Five Years Ended 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
7.85%	7.40%	8.03%	45.04%	44.66%	46.10%	74.91%	74.62%	77.41%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (12/4/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/5/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS TIPS BOND FUND

PORTFOLIO ALLOCATION

As of 10/31/12

Maturity	Percentage of Total Investments*

0-1 Year	1.11%
1-5 Years	32.76
5-10 Years	34.54
10-15 Years	10.06
15-20 Years	13.69
More than 20 Years	7.84

TOTAL	100.00%

*	Excluded money market funds.

FIVE LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

U.S. Treasury Inflation-Indexed Bonds, 1.13%, 01/15/21	8.07%
U.S. Treasury Inflation-Indexed Bonds, 0.63%, 07/15/21	5.65
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 01/15/16	4.59
U.S. Treasury Inflation-Indexed Bonds, 2.38%, 01/15/25	4.39
U.S. Treasury Inflation-Indexed Bonds, 1.25%, 07/15/20	4.31

TOTAL	27.01%

The iShares Barclays TIPS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) (the “Index”). The Index measures the performance of the inflation-protected public obligations of the U.S. Treasury. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended October 31, 2012 (the “reporting period”), the total return for the Fund was 7.85%, net of fees, while the total return for the Index was 8.03%.

U.S. Treasury inflation-protected securities (“TIPS”) produced solid gains for the reporting period. Throughout the first half of the period, economic conditions in the U.S. showed marked signs of improvement. Most notably, job growth consistently exceeded expectations, sending the unemployment rate down to a three-year low by early 2012. Consumer spending and manufacturing activity also picked up, and the construction industry benefited from mild winter weather in many parts of the country. The improving economic environment raised expectations for higher inflation going forward, boosting demand for TIPS.

Economic activity moderated over the last six months of the reporting period. The changing conditions were driven in part by worsening sovereign debt problems in Europe, which led to recessions across the southern part of the Continent, as well as a slowdown in China and other emerging economies. In response, many of the world’s central banks took steps to bolster their respective economies. In the U.S., the Federal Reserve Bank extended its existing economic stimulus programs and enacted a third round of quantitative easing measures in an effort to sustain the economy’s recovery.

As the pace of economic growth slowed, the U.S. inflation rate trended down. After a 12-month increase in the consumer price index (“CPI”) peaking at 3.9% in September 2011, the CPI fell to 2.2% as of the end of the reporting period. The lower inflation rate resulted primarily from moderating energy prices, including a decline in electricity and natural gas costs.

Despite a lower inflation rate, the TIPS market generally rallied during the reporting period, with yields falling and prices rising. Longer-term TIPS led the market’s advance—the 10-year TIPS real yield fell from 0.05% to –0.80% for the reporting period, while the 30-year TIPS real yield declined from 0.84% to 0.35%. Because the principal value of TIPS is adjusted for inflation, TIPS real yields can be less than zero, and this was the case for TIPS maturing in 10 years or less by the end of the reporting period. In the shorter-term segment of the TIPS market, the five-year TIPS real yield slid from –0.95% to –1.43%. The only exception to the broad decline in TIPS real yields was in the shortest-term

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS TIPS BOND FUND

segment of the market, which tends to be most sensitive to changes in energy prices. As energy prices eased, the two-year TIPS real yield rose from –1.26% to –1.03%.

The difference between the yields of 10-year TIPS (real yield) and 10-year nominal Treasury securities widened from 2.06% at the beginning of the reporting period to 2.51% at the end of the period. This figure is known as the 10-year “breakeven” inflation rate because it represents the extra yield an investor receives on a bond with no inflation adjustment, and thus represents prevailing inflation expectations. The increase in the breakeven rate reflected the outperformance of TIPS over nominal Treasury securities during the period, as well as long-term expectations that increasing global economic stimulus will lead to greater inflation down the road.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

Performance as of October 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/12			Inception to 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.27%	1.23%	1.47%	3.41%	3.43%	3.62%	6.64%	6.68%	7.05%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (12/1/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/3/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

PORTFOLIO ALLOCATION

As of 10/31/12

Maturity	Percentage of Total Investments*

0-1 Year	11.17%
1-2 Years	20.60
2-3 Years	21.75
3-4 Years	26.80
4-5 Years	19.68

TOTAL	100.00%

*	Excludes money market funds.

FIVE LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

U.S. Treasury Inflation-Indexed Bonds, 0.13%, 04/15/16	13.02%
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 07/15/14	7.66
U.S. Treasury Inflation-Indexed Bonds, 1.63%, 01/15/15	7.52
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 01/15/14	7.42
U.S. Treasury Inflation-Indexed Bonds, 0.50%, 04/15/15	7.34

TOTAL	42.96%

The iShares Barclays 0-5 Year TIPS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Treasury Inflation-Protected Securities (TIPS) 0-5 Years Index (Series-L) (the “Index”). The Index measures the performance of the inflation-protected public obligations of the U.S. Treasury that have a remaining maturity of less than five years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended October 31, 2012 (the “reporting period”), the total return for the Fund was 1.27%, net of fees, while the total return for the Index was 1.47%.

Short-term U.S. Treasury inflation-protected securities (“TIPS”) advanced for the reporting period. Throughout the first half of the period, economic conditions in the U.S. showed marked signs of improvement. Most notably, job growth consistently exceeded expectations, sending the unemployment rate down to a three-year low by early 2012. Consumer spending and manufacturing activity also picked up, and the construction industry benefited from mild winter weather in many parts of the country. The improving economic environment raised expectations for higher inflation going forward, boosting demand for TIPS in general and short-term TIPS in particular.

Economic activity moderated over the last six months of the reporting period. The changing conditions were driven in part by worsening sovereign debt problems in Europe, which led to recessions across the southern part of the Continent, as well as a slowdown in China and other emerging economies. In response, many of the world’s central banks took steps to bolster their respective economies. In the U.S., the Federal Reserve Bank extended its existing economic stimulus programs and enacted a third round of quantitative easing measures in an effort to sustain the economy’s recovery.

As the pace of economic growth slowed, the U.S. inflation rate trended down. After a 12-month increase in the consumer price index (“CPI”) peaking at 3.9% in September 2011, the CPI fell to 2.2% as of the end of the reporting period. The lower inflation rate resulted primarily from moderating energy prices, including a decline in electricity and natural gas costs.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

In this environment, the short-term TIPS market posted mixed results. Because the principal value of TIPS is adjusted for inflation, TIPS real yields can be less than zero, and this was the case for TIPS maturing in five years or less throughout the reporting period. The five-year TIPS real yield slid from –0.95% to –1.43%, reflecting intermediate-term concerns that increasing global economic stimulus will lead to greater inflation down the road. In contrast, the two-year TIPS real yield rose from –1.26% to –1.03%. This segment of the TIPS market tends to be most sensitive to changes in energy prices; as energy prices eased, demand for the shortest-maturity TIPS declined.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® GLOBAL INFLATION-LINKED BOND FUND

Performance as of October 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/12			Inception to 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.87%	3.84%	6.53%	5.96%	4.49%	6.62%	8.79%	6.60%	9.76%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (5/18/11). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/20/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND FUND

BOND CREDIT QUALITY

As of 10/31/12

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	72.95%
Aa3	1.33
A1	1.67
A2	0.25
Baa1	2.68
Baa2	17.63
Not Rated	3.49

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Inflation-Indexed Security	Percentage of Net Assets

U.S. Treasury Inflation-Indexed Bonds, 1.13%, 01/15/21	7.19%
U.S. Treasury Inflation-Indexed Bonds, 3.88%, 04/15/29	6.67
U.S. Treasury Inflation-Indexed Bonds, 1.63%, 01/15/18	4.89
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 01/15/26	4.78
U.S. Treasury Inflation-Indexed Bonds, 1.88%, 07/15/13	4.74
Brazil (Federative Republic of), 5.94%, 05/15/15	4.59
U.S. Treasury Inflation-Indexed Bonds, 2.00%, 01/15/16	3.94
United Kingdom, 2.50%, 07/26/16	3.92
France (Republic of), 0.45%, 07/25/16	3.68
United Kingdom, 4.13%, 07/22/30	3.67

TOTAL	48.07%

The iShares Global Inflation-Linked Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the BofA Merrill Lynch Global Diversified Inflation-Linked IndexSM (the “Index”). The Index is a broad, market value weighted, capped total return index designed to measure the performance of inflation-linked sovereign debt that is publicly issued and denominated in the issuer’s own domestic market and currency. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended October 31, 2012 (the “reporting period”), the total return for the Fund was 5.87%, net of fees, while the total return for the Index was 6.53%.

As represented by the Index, global inflation-linked securities posted solid gains for the reporting period. During the first half of the reporting period, signs of improving economic growth, particularly in the U.S. and U.K., raised expectations for higher inflation going forward, boosting demand for inflation-linked securities. Over the last six months, however, global economic activity decelerated. One factor behind this trend was the continuing sovereign debt crisis in Europe, which led to a meaningful slowdown in European economic growth, including recessions in the most fiscally challenged countries in the region. Economic growth in the U.S. and China also slowed in the latter half of the reporting period, leading to renewed efforts by the two countries’ central banks to bolster their respective economies. In this uncertain environment, investors looked to the relative safety of government bonds, including inflation-linked securities.

The broad slowdown in global economic growth over the last half of the reporting period contributed to lower inflation rates around the globe. The U.S., whose inflation-linked securities made up approximately 35% of the Index as of October 31, 2012, saw its 12-month inflation rate decline from 3.5% to 2.2% during the reporting period. The U.K., which comprised about 20% of the Index at the end of the reporting period, experienced a decline in its 12-month inflation rate from 5.0% to 2.7% during the reporting period, while inflation in the eurozone edged down from 3.0% to 2.5% during the reporting period. Other noteworthy countries represented in the Index included Brazil, where the year-over-year inflation rate declined from 7.0% to 5.5% during the reporting period, and Canada, where the 12-month inflation rate slid from 3.2% to 1.2% during the reporting period.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND FUND

Despite a lower global inflation rate, inflation-linked securities generally rallied around the world during the reporting period, with yields falling and prices rising. Inflation-linked bond real yields dipped below zero in many countries, with Canada and Brazil as notable exceptions. The difference between the yields of nominal government bonds and inflation-linked bonds (real yields) represents the market’s expectations for inflation. As of the end of the reporting period, nominal yields in the U.S. and many other developed nations were below the inflation rate, so the negative yields on inflation-linked bonds reflected higher expectations for inflation down the road. Because the principal value of an inflation-linked bond is adjusted for inflation, investors in inflation-linked securities can still earn a positive overall return, even with negative real yields.

Global inflation-linked securities posted positive returns for the reporting period despite the negative impact of a stronger U.S. dollar on non-U.S. inflation-linked securities for U.S. investors. The U.S. dollar was largely unchanged versus the British pound during the reporting period, but it appreciated by 7.5% against the euro and 20% versus the Brazilian real during the reporting period. The U.S. dollar also advanced by 1.0% against the Canadian dollar and 2.5% against the Japanese yen during the reporting period. Inflation-linked securities denominated in these non-U.S. currencies comprised more than half of the Fund.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

Performance as of October 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/12			Inception to 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.42%	6.31%	6.18%	2.92%	3.48%	3.30%	4.28%	5.11%	4.82%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (5/18/11). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/20/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

BOND CREDIT QUALITY

As of 10/31/12

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	43.47%
Aa3	7.81
A1	4.55
A2	3.26
Baa1	8.74
Baa2	23.24
Not Rated	8.93

TOTAL	100.00%

*	Excludes Money Market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Inflation-Indexed Security	Percentage of Net Assets

Brazil (Federative Republic of), 5.90%, 05/15/13	3.24%
France (Republic of), 1.00%, 07/25/17	3.09
France (Republic of), 1.10%, 07/25/22	2.39
Brazil (Federative Republic of), 6.02%, 08/15/20	2.27
Brazil (Federative Republic of), 5.90%, 05/15/35	2.21
Poland (Republic of), 3.00%, 08/24/16	2.12
United Kingdom, 1.25%, 11/22/55	2.10
Brazil (Federative Republic of), 5.90%, 05/15/45	2.05
Germany (Federal Republic of), 1.75%, 04/15/20	1.94
Turkey (Republic of), 7.00%, 10/01/14	1.91

TOTAL	23.32%

The iShares International Inflation-Linked Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the BofA Merrill Lynch Global ex-US Diversified Inflation-Linked IndexSM (the “Index”). The Index is a broad, market value weighted, capped total return index designed to measure the performance of inflation-linked sovereign debt that is publicly issued and denominated in the issuer’s own domestic market and currency. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended October 31, 2012 (the “reporting period”), the total return for the Fund was 5.42%, net of fees, while the total return for the Index was 6.18%.

As represented by the Index, international inflation-linked securities posted solid gains for the reporting period. During the first half of the reporting period, signs of improving economic growth, particularly in the U.S. and U.K., raised expectations for higher inflation going forward, boosting demand for inflation-linked securities. Over the last six months, however, global economic activity decelerated. One factor behind this trend was the continuing sovereign debt crisis in Europe, which led to a meaningful slowdown in European economic growth, including recessions in the most fiscally challenged countries in the region. Economic growth in the U.S. and China also slowed in the latter half of the reporting period, leading to renewed efforts by the two countries’ central banks to bolster their respective economies. In this uncertain environment, investors looked to the relative safety of government bonds, including inflation-linked securities.

The broad slowdown in global economic growth over the last half of the reporting period contributed to lower inflation rates around the globe. The eurozone, whose inflation-linked securities comprised nearly 25% of the Index as of October 31, 2012, saw its 12-month inflation rate decline from 3.0% to 2.5% during the reporting period. Brazil, which comprised about 15% of the Index at the end of the reporting period, experienced a decline in its 12-month inflation rate from 7.0% to 5.5% during the reporting period, while the U.K.’s year-over-year inflation rate declined from 5.0% to 2.7% during the reporting period.

Despite a lower global inflation rate, inflation-linked securities generally rallied around the world during the reporting period, with yields falling and prices rising. Inflation-linked bond yields dipped below zero in many countries, with emerging markets such as Mexico and Brazil as notable exceptions. The difference between the yields of nominal government bonds and inflation-linked bonds (real yields) represents the market’s expectations for inflation. As of the end of the reporting period, nominal yields in many developed nations (including the U.S.) were below the inflation rate, so the negative yields on inflation-linked bonds reflected higher expectations for inflation down the road.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

Because the principal value of an inflation-linked bond is adjusted for inflation, investors in inflation-linked securities can still earn a positive overall return, even with negative real yields.

The Index posted a solidly positive return for the reporting period despite the negative impact of a stronger U.S. dollar on non-U.S. inflation-linked securities for U.S. investors. The U.S. dollar was largely unchanged versus the British pound during the reporting period, but it appreciated by 7.5% against the euro, 10.0% against the South African rand, and 20.0% versus the Brazilian real during the reporting period. The U.S. dollar also advanced by 1.0% against the Canadian dollar, 2.5% against the Japanese yen, and 2.0% versus the Turkish lira during the reporting period. Inflation-linked securities denominated in these non-U.S. currencies comprised more than two-thirds of the Fund.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 to October 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (5/1/12)	Ending Account Value (10/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Barclays TIPS
Actual	$1,000.00	$1,040.40	0.20%	$1.03
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Barclays 0-5 Year TIPS
Actual	1,000.00	1,002.70	0.20	1.01
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Global Inflation-Linked
Actual	1,000.00	1,026.90	0.40	2.04
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.40	2.04
International Inflation-Linked
Actual	1,000.00	1,032.50	0.40	2.05
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.40	2.04

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	17

Schedule of Investments

iSHARES® BARCLAYS TIPS BOND FUND

October 31, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.46%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16[a]	$671,131	$707,413,536
0.13%, 04/15/17[a]	374,896	402,134,273
0.13%, 01/15/22	625,333	684,250,800
0.13%, 07/15/22[a]	361,378	395,708,930
0.50%, 04/15/15[a]	473,706	494,800,916
0.63%, 04/15/13[a]	27,160	27,257,690
0.63%, 07/15/21[a]	1,126,295	1,289,608,151
0.75%, 02/15/42[a]	138,399	154,487,682
1.13%, 01/15/21[a]	1,557,462	1,842,429,248
1.25%, 04/15/14[a]	357,938	370,185,928
1.25%, 07/15/20[a]	823,992	982,868,431
1.38%, 07/15/18[a]	399,900	467,195,563
1.38%, 01/15/20[a]	568,153	677,877,604
1.63%, 01/15/15[a]	628,205	668,940,006
1.63%, 01/15/18[a]	395,635	460,914,317
1.75%, 01/15/28[a]	424,822	557,512,427
1.88%, 07/15/13[a]	220,511	225,575,476
1.88%, 07/15/15[a]	642,111	702,007,930
1.88%, 07/15/19[a]	487,603	596,704,004
2.00%, 01/15/14[a]	766,183	794,915,110
2.00%, 07/15/14[a]	601,014	636,792,700
2.00%, 01/15/16[a]	941,601	1,047,089,679
2.00%, 01/15/26[a]	540,773	718,636,887
2.13%, 01/15/19[a]	361,833	442,736,897
2.13%, 02/15/40	434,928	649,130,330
2.13%, 02/15/41[a]	648,996	975,116,947
2.38%, 01/15/17[a]	504,489	588,360,744
2.38%, 01/15/25	732,113	1,001,850,383
2.38%, 01/15/27[a]	404,112	564,368,141
2.50%, 07/15/16[a]	509,353	587,905,325
2.50%, 01/15/29[a]	373,959	542,356,813
2.63%, 07/15/17[a]	362,687	435,904,537
3.38%, 04/15/32	129,873	218,065,031
3.63%, 04/15/28[a]	509,693	820,367,527
3.88%, 04/15/29[a]	575,809	969,069,295

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $20,141,520,711)		22,700,539,258

Security	Shares	Value

SHORT-TERM INVESTMENTS — 23.32%

MONEY MARKET FUNDS — 23.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[b,c,d]	4,821,146,449	$4,821,146,449
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[b,c,d]	439,656,083	439,656,083
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[b,c]	60,965,121	60,965,121

		5,321,767,653

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,321,767,653)		5,321,767,653

TOTAL INVESTMENTS IN SECURITIES — 122.78%
(Cost: $25,463,288,364)		28,022,306,911
Other Assets, Less Liabilities — (22.78)%		(5,198,350,976)

NET ASSETS — 100.00%		$22,823,955,935

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

October 31, 2012

Security	Principal (000s) or Shares	Value

U.S. GOVERNMENT OBLIGATIONS — 99.17%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16	$51,526	$54,311,256
0.13%, 04/15/17[a]	28,119	30,161,926
0.50%, 04/15/15	29,322	30,628,223
0.63%, 04/15/13[a]	20,236	20,308,366
1.25%, 04/15/14[a]	21,559	22,296,566
1.63%, 01/15/15	29,465	31,375,582
1.88%, 07/15/13[a]	25,347	25,928,824
1.88%, 07/15/15[a]	25,612	28,000,597
2.00%, 01/15/14	29,862	30,982,149
2.00%, 07/15/14	30,165	31,961,085
2.00%, 01/15/16	24,860	27,645,056
2.38%, 01/15/17	24,610	28,701,391
2.50%, 07/15/16[a]	25,084	28,952,153
2.63%, 07/15/17	18,774	22,563,515

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $410,886,280)		413,816,689

SHORT-TERM INVESTMENTS — 21.17%

MONEY MARKET FUNDS — 21.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[b,c,d]	79,056,789	79,056,789
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[b,c,d]	7,209,447	7,209,447
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[b,c]	2,046,279	2,046,279

		88,312,515

TOTAL SHORT-TERM INVESTMENTS
(Cost: $88,312,515)		88,312,515

Value

TOTAL INVESTMENTS IN SECURITIES — 120.34%
(Cost: $499,198,795)	$502,129,204
Other Assets, Less Liabilities — (20.34)%	(84,867,918)

NET ASSETS — 100.00%	$417,261,286

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments

iSHARES® GLOBAL INFLATION-LINKED BOND FUND

October 31, 2012

Security	Principal (000s)		Value

FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 63.50%

AUSTRALIA — 0.95%
Australia (Commonwealth of)
3.00%, 09/20/25	AUD	45	$65,478
4.00%, 08/20/20	AUD	42	84,942

			150,420

BRAZIL — 12.22%
Brazil (Federative Republic of)
5.87%, 08/15/14	BRL	99	114,365
5.94%, 05/15/15	BRL	615	724,461
5.94%, 05/15/35	BRL	348	492,339
6.02%, 08/15/20	BRL	153	195,803
6.02%, 08/15/40	BRL	278	400,835

			1,927,803

CANADA — 2.40%
Canada (Government of)
2.00%, 12/01/41	CAD	112	162,611
4.25%, 12/01/26	CAD	133	216,473

			379,084

CHILE — 1.07%
Chile (Republic of)
4.45%, 10/15/23	CLP	68,198	169,226

			169,226

FRANCE — 9.07%
France (Republic of)
0.45%, 07/25/16	EUR	426	581,218
1.10%, 07/25/22	EUR	172	241,527
2.50%, 07/25/13	EUR	107	141,996
3.15%, 07/25/32	EUR	252	467,403

			1,432,144

GERMANY — 2.96%
Germany (Federal Republic of)
1.50%, 04/15/16	EUR	209	294,470
1.75%, 04/15/20	EUR	113	171,865

			466,335

Security	Principal (000s)		Value

ISRAEL — 1.64%
Israel (State of)
0.50%, 06/30/13	ILS	240	$66,541
3.50%, 04/30/18	ILS	357	123,774
4.00%, 05/30/36	ILS	180	67,893

			258,208

ITALY — 5.10%
Italy (Republic of)
2.10%, 09/15/17	EUR	267	336,080
2.15%, 09/15/14	EUR	104	138,247
2.35%, 09/15/35	EUR	127	129,727
3.10%, 09/15/26	EUR	168	200,578

			804,632

JAPAN — 1.12%
Japan (Government of)
1.10%, 09/10/16	JPY	4,568	61,319
1.20%, 12/10/17	JPY	8,432	115,303

			176,622

MEXICO — 2.09%
United Mexican States
2.50%, 12/10/20	MXN	2,125	176,322
4.00%, 11/15/40	MXN	1,014	98,240
5.50%, 12/20/12	MXN	724	56,038

			330,600

POLAND — 0.25%
Poland (Republic of)
3.00%, 08/24/16	PLN	118	38,846

			38,846

SOUTH AFRICA — 1.14%
South Africa (Republic of)
2.50%, 01/31/17	ZAR	757	95,400
3.45%, 12/07/33	ZAR	581	85,180

			180,580

SOUTH KOREA — 0.18%
Korea (Republic of)
2.75%, 06/10/20	KRW	26,862	28,731

			28,731

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND FUND

October 31, 2012

Security	Principal (000s)		Value

SWEDEN — 1.29%
Sweden (Kingdom of)
3.50%, 12/01/15	SEK	485	$99,958
3.50%, 12/01/28	SEK	375	103,813

			203,771

TURKEY — 1.75%
Turkey (Republic of)
4.00%, 04/01/20	TRY	215	137,755
7.00%, 10/01/14	TRY	221	138,944

			276,699

UNITED KINGDOM — 20.27%
United Kingdom
0.63%, 03/22/40[a]	GBP	258	454,962
0.63%, 11/22/42[a]	GBP	74	132,559
0.75%, 03/22/34[a]	GBP	39	69,577
0.75%, 11/22/47	GBP	60	110,314
1.25%, 11/22/17	GBP	102	187,160
1.25%, 11/22/27	GBP	167	323,700
1.25%, 11/22/55	GBP	223	494,949
1.88%, 11/22/22	GBP	111	226,668
2.50%, 07/26/16[a]	GBP	112	618,981
4.13%, 07/22/30	GBP	117	579,826

			3,198,696

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $9,907,010)			10,022,397

U.S. GOVERNMENT OBLIGATIONS — 34.68%
U.S. Treasury Inflation-Indexed Bonds
1.13%, 01/15/21	USD	959	1,134,260
1.63%, 01/15/18	USD	663	772,379
1.88%, 07/15/13	USD	731	747,689
2.00%, 01/15/16	USD	559	622,038
2.00%, 01/15/26	USD	568	754,301
2.13%, 02/15/41	USD	260	390,345
3.88%, 04/15/29	USD	625	1,052,173

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,985,046)			5,473,185

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.55%

MONEY MARKET FUNDS — 0.55%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[b,c]	87,002	$87,002

		87,002

TOTAL SHORT-TERM INVESTMENTS
(Cost: $87,002)		87,002

TOTAL INVESTMENTS IN SECURITIES — 98.73%
(Cost: $14,979,058)		15,582,584
Other Assets, Less Liabilities — 1.27%		199,710

NET ASSETS — 100.00%		$15,782,294

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CLP  —  Chilean Peso

EUR  —  Euro

GBP  —  British Pound

ILS  —  Israeli Shekel

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

PLN  —  Polish Zloty

SEK  —  Swedish Krona

TRY  —  Turkish Lira

USD  —  United States Dollar

ZAR  —  South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

October 31, 2012

Security		Principal (000s)	Value

FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES — 97.75%

AUSTRALIA — 4.28%
Australia (Commonwealth of)
2.50%, 09/20/30	AUD	169	$235,714
3.00%, 09/20/25	AUD	645	938,512
4.00%, 08/20/15	AUD	228	431,224
4.00%, 08/20/20	AUD	463	936,388

			2,541,838

BRAZIL — 15.93%
Brazil (Federative Republic of)
5.90%, 05/15/13	BRL	1,731	1,920,832
5.90%, 05/15/15	BRL	424	499,437
5.90%, 05/15/17	BRL	786	963,237
5.90%, 05/15/35	BRL	929	1,314,315
5.90%, 05/15/45	BRL	828	1,215,959
5.91%, 08/15/50	BRL	760	1,130,643
6.02%, 08/15/20	BRL	1,054	1,348,930
6.02%, 08/15/24	BRL	797	1,059,323

			9,452,676

CANADA — 4.36%
Canada (Government of)
1.50%, 12/01/44	CAD	230	305,660
2.00%, 12/01/41	CAD	276	401,745
3.00%, 12/01/36	CAD	240	394,997
4.00%, 12/01/31	CAD	253	441,826
4.25%, 12/01/26	CAD	643	1,046,285

			2,590,513

CHILE — 4.24%
Chile (Republic of)
2.98%, 03/01/27	CLP	113,664	247,828
2.99%, 07/01/13	CLP	159,130	329,713
2.99%, 02/01/21	CLP	522,854	1,132,833
2.99%, 08/01/24	CLP	181,862	454,296
2.99%, 01/01/30	CLP	136,397	299,012
2.99%, 01/01/40	CLP	22,733	49,949

			2,513,631

Security		Principal (000s)	Value

FRANCE — 12.15%
France (Republic of)
0.45%, 07/25/16	EUR	690	$940,780
1.00%, 07/25/17	EUR	1,305	1,835,132
1.10%, 07/25/22	EUR	1,013	1,418,598
1.60%, 07/25/15	EUR	724	1,013,522
1.80%, 07/25/40	EUR	264	425,908
1.85%, 07/25/27	EUR	114	172,952
2.25%, 07/25/20	EUR	114	173,552
3.15%, 07/25/32	EUR	449	831,437
3.40%, 07/25/29	EUR	215	401,166

			7,213,047

GERMANY — 4.44%
Germany (Federal Republic of)
0.75%, 04/15/18	EUR	78	109,825
1.50%, 04/15/16	EUR	781	1,102,287
1.75%, 04/15/20	EUR	757	1,152,161
2.25%, 04/15/13	EUR	205	269,412

			2,633,685

ISRAEL — 4.45%
Israel (State of)
0.50%, 06/30/13	ILS	1,471	407,842
3.50%, 04/30/18	ILS	1,111	385,205
4.00%, 07/31/24	ILS	1,813	699,066
4.00%, 05/30/36	ILS	1,562	589,310
5.00%, 04/30/15	ILS	1,462	561,467

			2,642,890

ITALY — 6.79%
Italy (Republic of)
2.10%, 09/15/16	EUR	562	725,644
2.10%, 09/15/17	EUR	525	660,671
2.10%, 09/15/21	EUR	766	897,703
2.15%, 09/15/14	EUR	527	699,178
2.35%, 09/15/35	EUR	549	562,151
2.55%, 09/15/41	EUR	275	281,943
3.10%, 09/15/26	EUR	169	201,824

			4,029,114

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

October 31, 2012

Security		Principal (000s)	Value

JAPAN — 4.32%
Japan (Government of)
1.00%, 06/10/16	JPY	19,760	$263,291
1.10%, 09/10/16	JPY	57,098	766,491
1.20%, 12/10/17	JPY	72,614	992,963
1.40%, 03/10/18	JPY	39,144	540,418

			2,563,163

MEXICO — 4.31%
United Mexican States
2.50%, 12/10/20	MXN	11,391	945,369
3.50%, 12/19/13	MXN	5,479	434,172
4.00%, 11/15/40	MXN	3,244	314,273
4.50%, 12/18/14	MXN	3,084	255,109
4.50%, 11/22/35	MXN	5,974	611,705

			2,560,628

POLAND — 3.19%
Poland (Republic of)
2.75%, 08/25/23	PLN	1,904	634,642
3.00%, 08/24/16	PLN	3,804	1,256,860

			1,891,502

SOUTH AFRICA — 4.23%
South Africa (Republic of)
2.50%, 01/31/17	ZAR	4,559	574,378
2.75%, 01/31/22	ZAR	2,965	390,794
3.45%, 12/07/33	ZAR	5,586	819,620
5.50%, 12/07/23	ZAR	4,357	725,291

			2,510,083

SOUTH KOREA — 3.31%
Korea (Republic of)
1.50%, 06/10/21	KRW	723,322	718,000
2.75%, 03/10/17	KRW	593,086	595,881
2.75%, 06/10/20	KRW	609,516	651,935

			1,965,816

SWEDEN — 4.26%
Sweden (Kingdom of)
3.50%, 12/01/15	SEK	4,485	924,355
3.50%, 12/01/28	SEK	3,520	974,453
4.00%, 12/01/20	SEK	2,480	632,240

			2,531,048

Security		Principal (000s) or Shares	Value

TURKEY — 4.50%
Turkey (Republic of)
3.00%, 01/06/21	TRY	1,345	$819,016
4.00%, 04/01/20	TRY	644	413,264
7.00%, 10/01/14	TRY	1,801	1,132,868
12.00%, 08/14/13	TRY	486	302,827

			2,667,975

UNITED KINGDOM — 12.99%
United Kingdom
0.63%, 03/22/40[a]	GBP	396	698,798
0.63%, 11/22/42[a]	GBP	176	313,859
0.75%, 11/22/47	GBP	99	182,342
1.25%, 11/22/17	GBP	420	773,131
1.25%, 11/22/32	GBP	458	906,807
1.25%, 11/22/55	GBP	561	1,245,145
1.88%, 11/22/22	GBP	341	696,145
2.00%, 01/26/35	GBP	160	499,790
2.50%, 07/26/16[a]	GBP	157	866,352
2.50%, 07/17/24	GBP	186	991,661
4.13%, 07/22/30	GBP	108	536,563

			7,710,593

TOTAL FOREIGN GOVERNMENT INFLATION-INDEXED BONDS & NOTES
(Cost: $55,179,363)			58,018,202

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[b,c]		2,824	2,824

			2,824

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,824)			2,824

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

October 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 97.75%
(Cost: $55,182,187)	$58,021,026
Other Assets, Less Liabilities — 2.25%	1,333,052

NET ASSETS — 100.00%	$59,354,078

AUD  —  Australian Dollar

BRL  —  Brazilian Real

CAD  —  Canadian Dollar

CLP  —  Chilean Peso

EUR  —  Euro

GBP  —  British Pound

ILS  —  Israeli Shekel

JPY  —  Japanese Yen

KRW  —  South Korean Won

MXN  —  Mexican Peso

PLN  —  Polish Zloty

SEK  —  Swedish Krona

TRY  —  Turkish Lira

ZAR  —  South African Rand

[a]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

October 31, 2012

	iShares Barclays TIPS Bond Fund	iShares Barclays 0-5 Year TIPS Bond Fund	iShares Global Inflation-Linked Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$20,141,520,711	$410,886,280	$14,892,056
Affiliated (Note 2)	5,321,767,653	88,312,515	87,002

Total cost of investments	$25,463,288,364	$499,198,795	$14,979,058

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$22,700,539,258	$413,816,689	$15,495,582
Affiliated (Note 2)	5,321,767,653	88,312,515	87,002

Total fair value of investments	28,022,306,911	502,129,204	15,582,584
Foreign currencies, at value[b]	—	—	104,454
Receivables:
Interest	77,151,979	1,465,558	100,589
Capital shares sold	122,639,982	—	—

Total Assets	28,222,098,872	503,594,762	15,787,627

LIABILITIES
Payables:
Investment securities purchased	133,388,976	—	—
Collateral for securities on loan (Note 5)	5,260,802,532	86,266,236	—
Capital shares redeemed	98,325	—	—
Investment advisory fees (Note 2)	3,853,104	67,240	5,333

Total Liabilities	5,398,142,937	86,333,476	5,333

NET ASSETS	$22,823,955,935	$417,261,286	$15,782,294

Net assets consist of:
Paid-in capital	$20,257,613,388	$414,490,264	$15,263,403
Undistributed net investment income	53,948,557	—	3,892
Accumulated net realized loss	(46,624,557)	(159,387)	(88,992)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	2,559,018,547	2,930,409	603,991

NET ASSETS	$22,823,955,935	$417,261,286	$15,782,294

Shares outstanding[c]	186,100,000	4,050,000	300,000

Net asset value per share	$122.64	$103.03	$52.61

[a]	Securities on loan with values of $5,156,707,761, $84,397,809 and $ —, respectively. See Note 5.
[b]	Cost of foreign currencies: $ —, $ — and $104,437, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

October 31, 2012

iShares International Inflation-Linked Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$55,179,363
Affiliated (Note 2)	2,824

Total cost of investments	$55,182,187

Investments in securities, at fair value (Note 1):
Unaffiliated	$58,018,202
Affiliated (Note 2)	2,824

Total fair value of investments	58,021,026
Foreign currencies, at value[a]	832,049
Receivables:
Interest	521,102

Total Assets	59,374,177

LIABILITIES
Payables:
Investment advisory fees (Note 2)	20,099

Total Liabilities	20,099

NET ASSETS	$59,354,078

Net assets consist of:
Paid-in capital	$57,477,991
Distributions in excess of net investment income	(1,702)
Accumulated net realized loss	(962,256)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	2,840,045

NET ASSETS	$59,354,078

Shares outstanding[b]	1,200,000

Net asset value per share	$49.46

[a]	Cost of foreign currencies: $833,177.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended October 31, 2012

	iShares Barclays TIPS Bond Fund	iShares Barclays 0-5 Year TIPS Bond Fund	iShares Global Inflation-Linked Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated[a,b]	$507,570,171	$2,357,295	$495,606
Interest — affiliated (Note 2)	57,207	661	56
Securities lending income — affiliated (Note 2)	6,050,304	42,815	—

Total investment income	513,677,682	2,400,771	495,662

EXPENSES
Investment advisory fees (Note 2)	45,364,626	624,375	61,256

Total expenses	45,364,626	624,375	61,256

Net investment income	468,313,056	1,776,396	434,406

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(7,888,971)	(45,238)	(148,036)
In-kind redemptions — unaffiliated	901,380,798	1,030,981	—
Foreign currency transactions	—	—	(33,736)

Net realized gain (loss)	893,491,827	985,743	(181,772)

Net change in unrealized appreciation/depreciation on:
Investments	347,736,940	1,026,711	623,293
Translation of assets and liabilities in foreign currencies	—	—	2,972

Net change in unrealized appreciation/depreciation	347,736,940	1,026,711	626,265

Net realized and unrealized gain	1,241,228,767	2,012,454	444,493

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,709,541,823	$3,788,850	$878,899

[a]	Includes monthly inflationary and deflationary adjustments to income. See Note 1.
[b]	Net of foreign withholding tax of $ —, $ — and $373, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations (Continued)

iSHARES® TRUST

Year ended October 31, 2012

iShares International Inflation-Linked Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated[a,b]	$2,333,640
Interest — affiliated (Note 2)	101

Total investment income	2,333,741

EXPENSES
Investment advisory fees (Note 2)	213,808

Total expenses	213,808

Net investment income	2,119,933

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,291,861)
In-kind redemptions — unaffiliated	(65,877)
Foreign currency transactions	(329,307)

Net realized loss	(1,687,045)

Net change in unrealized appreciation/depreciation on:
Investments	2,115,367
Translation of assets and liabilities in foreign currencies	(22,986)

Net change in unrealized appreciation/depreciation	2,092,381

Net realized and unrealized gain	405,336

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,525,269

[a]	Includes monthly inflationary and deflationary adjustments to income. See Note 1.
[b]	Net of foreign withholding tax of $8,120.

See notes to financial statements.

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays TIPS Bond Fund
	Year ended October 31, 2012	Period from March 1, 2011 to October 31, 2011[a]	Year Ended February 28, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$468,313,056	$760,017,618	$549,981,582
Net realized gain	893,491,827	495,943,094	279,581,870
Net change in unrealized appreciation/depreciation	347,736,940	989,279,473	494,223,649

Net increase in net assets resulting from operations	1,709,541,823	2,245,240,185	1,323,787,101

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(479,527,047)	(744,412,902)	(500,411,426)

Total distributions to shareholders	(479,527,047)	(744,412,902)	(500,411,426)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,580,246,575	5,073,058,631	1,945,503,306
Cost of shares redeemed	(6,308,518,952)	(4,699,676,397)	(3,421,707,620)

Net increase (decrease) in net assets from capital share transactions	271,727,623	373,382,234	(1,476,204,314)

INCREASE (DECREASE) IN NET ASSETS	1,501,742,399	1,874,209,517	(652,828,639)

NET ASSETS
Beginning of period	21,322,213,536	19,448,004,019	20,100,832,658

End of period	$22,823,955,935	$21,322,213,536	$19,448,004,019

Undistributed net investment income included in net assets at end of period	$53,948,557	$65,162,548	$49,516,218

SHARES ISSUED AND REDEEMED
Shares sold	55,100,000	45,100,000	18,400,000
Shares redeemed	(52,600,000)	(41,300,000)	(32,100,000)

Net increase (decrease) in shares outstanding	2,500,000	3,800,000	(13,700,000)

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Barclays 0-5 Year TIPS Bond Fund		iShares Global Inflation-Linked Bond Fund
	Year ended October 31, 2012	Period from December 1, 2010[a] to October 31, 2011	Year ended October 31, 2012	Period from May 18, 2011[a] to October 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,776,396	$3,093,844	$434,406	$178,727
Net realized gain (loss)	985,743	(83,330)	(181,772)	(118,311)
Net change in unrealized appreciation/depreciation	1,026,711	1,903,698	626,265	(22,274)

Net increase in net assets resulting from operations	3,788,850	4,914,212	878,899	38,142

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,787,972)	(3,122,465)	(329,504)	(68,646)
Return of capital	(72,147)	(169,460)	—	—

Total distributions to shareholders	(2,860,119)	(3,291,925)	(329,504)	(68,646)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	257,178,900	224,107,124	—	15,263,403
Cost of shares redeemed	(61,502,046)	(5,073,710)	—	—

Net increase in net assets from capital share transactions	195,676,854	219,033,414	—	15,263,403

INCREASE IN NET ASSETS	196,605,585	220,655,701	549,395	15,232,899

NET ASSETS
Beginning of period	220,655,701	—	15,232,899	—

End of period	$417,261,286	$220,655,701	$15,782,294	$15,232,899

Undistributed net investment income included in net assets at end of period	$—	$46	$3,892	$39,827

SHARES ISSUED AND REDEEMED
Shares sold	2,500,000	2,200,000	—	300,000
Shares redeemed	(600,000)	(50,000)	—	—

Net increase in shares outstanding	1,900,000	2,150,000	—	300,000

[a]	Commencement of operations.

See notes to financial statements.

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares International Inflation-Linked Bond Fund
	Year ended October 31, 2012	Period from May 18, 2011[a] to October 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,119,933	$316,271
Net realized loss	(1,687,045)	(354,103)
Net change in unrealized appreciation/depreciation	2,092,381	747,664

Net increase in net assets resulting from operations	2,525,269	709,832

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,431,148)	(23,737)
Return of capital	(89,834)	(66,069)

Total distributions to shareholders	(1,520,982)	(89,806)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	19,470,847	42,924,827
Cost of shares redeemed	(4,665,909)	—

Net increase in net assets from capital share transactions	14,804,938	42,924,827

INCREASE IN NET ASSETS	15,809,225	43,544,853

NET ASSETS
Beginning of period	43,544,853	—

End of period	$59,354,078	$43,544,853

Distributions in excess of net investment income included in net assets at end of period	$(1,702)	$83

SHARES ISSUED AND REDEEMED
Shares sold	400,000	900,000
Shares redeemed	(100,000)	—

Net increase in shares outstanding	300,000	900,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Barclays TIPS Bond Fund
	Year ended Oct. 31, 2012	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Year ended Feb. 29, 2008
Net asset value, beginning of period	$116.13	$108.16	$103.88	$96.71	$110.30	$100.96

Income from investment operations:
Net investment income[b]	2.46	4.12	2.92	4.04	0.80	5.86
Net realized and unrealized gain (loss)[c]	6.56	7.87	4.01	7.38	(8.70)	8.53

Total from investment operations	9.02	11.99	6.93	11.42	(7.90)	14.39

Less distributions from:
Net investment income	(2.51)	(4.02)	(2.65)	(4.25)	(4.52)	(5.05)
Return of capital	—	—	—	—	(1.17)	—

Total distributions	(2.51)	(4.02)	(2.65)	(4.25)	(5.69)	(5.05)

Net asset value, end of period	$122.64	$116.13	$108.16	$103.88	$96.71	$110.30

Total return	7.85%	11.33%[d]	6.74%	12.00%	(7.50)%	14.78%

Ratios/Supplemental data:
Net assets, end of period (000s)	$22,823,956	$21,322,214	$19,448,004	$20,100,833	$10,271,118	$6,408,389
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	2.06%	5.48%	2.74%	3.95%	0.78%	5.71%
Portfolio turnover rate[f]	10%	15%	13%	15%	10%	10%

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Barclays 0-5 Year TIPS Bond Fund
	Year ended Oct. 31, 2012	Period from Dec. 1, 2010[a] to Oct. 31, 2011
Net asset value, beginning of period	$102.63	$99.83

Income from investment operations:
Net investment income[b]	0.58	2.58
Net realized and unrealized gain[c]	0.71	2.68

Total from investment operations	1.29	5.26

Less distributions from:
Net investment income	(0.87)	(2.33)
Return of capital	(0.02)	(0.13)

Total distributions	(0.89)	(2.46)

Net asset value, end of period	$103.03	$102.63

Total return	1.27%	5.30%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$417,261	$220,656
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of net investment income to average net assets[e]	0.57%	2.76%
Portfolio turnover rate[f]	31%	34%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Global Inflation-Linked Bond Fund
	Year ended Oct. 31, 2012	Period from May 18, 2011[a] to Oct. 31, 2011
Net asset value, beginning of period	$50.78	$49.75

Income from investment operations:
Net investment income[b]	1.45	0.78
Net realized and unrealized gain[c]	1.48	0.59

Total from investment operations	2.93	1.37

Less distributions from:
Net investment income	(1.10)	(0.34)

Total distributions	(1.10)	(0.34)

Net asset value, end of period	$52.61	$50.78

Total return	5.87%	2.76%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,782	$15,233
Ratio of expenses to average net assets[e]	0.40%	0.40%
Ratio of net investment income to average net assets[e]	2.83%	3.42%
Portfolio turnover rate[f]	18%	38%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares International Inflation-Linked Bond Fund
	Year ended Oct. 31, 2012	Period from May 18, 2011[a] to Oct. 31, 2011
Net asset value, beginning of period	$48.38	$49.35

Income from investment operations:
Net investment income[b]	1.89	1.02
Net realized and unrealized gain (loss)[c]	0.63	(1.54)

Total from investment operations	2.52	(0.52)

Less distributions from:
Net investment income	(1.35)	(0.12)
Return of capital	(0.09)	(0.33)

Total distributions	(1.44)	(0.45)

Net asset value, end of period	$49.46	$48.38

Total return	5.42%	(1.08)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$59,354	$43,545
Ratio of expenses to average net assets[e]	0.40%	0.40%
Ratio of net investment income to average net assets[e]	3.97%	4.66%
Portfolio turnover rate[f]	38%	28%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the year ended October 31, 2012 is 36%. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
Barclays TIPS	Diversified
Barclays 0-5 Year TIPS	Diversified
Global Inflation-Linked	Non-diversified
International Inflation-Linked	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Certain Funds may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Continued)

iSHARES® TRUST

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Barclays TIPS
Assets:
U.S. Government Obligations	$—	$22,700,539,258	$—	$22,700,539,258
Short-Term Investments	5,321,767,653	—	—	5,321,767,653

	$5,321,767,653	$22,700,539,258	$—	$28,022,306,911

Barclays 0-5 Year TIPS
Assets:
U.S. Government Obligations	$—	$413,816,689	$—	$413,816,689
Short-Term Investments	88,312,515	—	—	88,312,515

	$88,312,515	$413,816,689	$—	$502,129,204

Global Inflation-Linked
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$10,022,397	$—	$10,022,397
U.S. Government Obligations	—	5,473,185	—	5,473,185
Short-Term Investments	87,002	—	—	87,002

	$87,002	$15,495,582	$—	$15,582,584

International Inflation-Linked
Assets:
Foreign Government Inflation-Indexed Bonds & Notes	$—	$58,018,202	$—	$58,018,202
Short-Term Investments	2,824	—	—	2,824

	$2,824	$58,018,202	$—	$58,021,026

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Inflation-linked public obligations are income-generating instruments whose interest and principal payments are adjusted for inflation (or deflation). The inflation (deflation) adjustment is applied to the principal of each bond on a monthly basis and is accounted for as interest income in the Statements of Operations.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of October 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Continued)

iSHARES® TRUST

subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Advisor”), an affiliate of BFA, under which BFA pays the Sub-Advisor for services it provides to the iShares Global Inflation-Linked Bond Fund and iShares International Inflation-Linked Bond Fund.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Barclays TIPS	0.20%
Barclays 0-5 Year TIPS	0.20
Global Inflation-Linked	0.40
International Inflation-Linked	0.40

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended October 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
Barclays TIPS	$3,257,856
Barclays 0-5 Year TIPS	23,054

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

At a special meeting of the Board held on January 5, 2012, the trustees approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended October 31, 2012 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Barclays TIPS	$5,290,245,689	$2,357,836,121	$—	$—
Barclays 0-5 Year TIPS	146,762,902	96,025,733	—	—
Global Inflation-Linked	1,222,743	1,205,043	1,421,150	1,602,522
International Inflation-Linked	—	—	27,335,595	19,737,299

In-kind transactions (see Note 4) for the year ended October 31, 2012 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays TIPS	$3,514,181,014	$6,247,726,344
Barclays 0-5 Year TIPS	204,123,057	60,266,545
International Inflation-Linked	7,235,409	1,265,447

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Continued)

iSHARES® TRUST

Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of October 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of October 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of October 31, 2012, attributable to distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Bond Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Barclays TIPS	$885,473,423	$—	$(885,473,423)
Barclays 0-5 Year TIPS	—	1,011,530	(1,011,530)
Global Inflation-Linked	—	(140,837)	140,837
International Inflation-Linked	(95,871)	(690,570)	786,441

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The tax character of distributions paid during the following periods was:

iShares Bond Fund	Year Ended October 31, 2012	Period Ended October 31, 2011	Year Ended February 29, 2011
Barclays TIPS
Ordinary income	$479,527,047	$744,412,902	$500,411,426

Barclays 0-5 Year TIPS
Ordinary income	$2,787,972	$3,122,465
Return of capital	72,147	169,460

	$2,860,119	$3,291,925

Global Inflation-Linked
Ordinary income	$329,504	$68,646

International Inflation-Linked
Ordinary income	$1,431,148	$23,737
Return of capital	89,834	66,069

	$1,520,982	$89,806

As of October 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares Bond Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Barclays TIPS	$53,948,557	$(6,370,053)	$2,518,764,043	$2,566,342,547
Barclays 0-5 Year TIPS	—	(46,788)	2,817,810	2,771,022
Global Inflation-Linked	3,892	(75,493)	590,492	518,891
International Inflation-Linked	—	(761,731)	2,637,818	1,876,087

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Bond Fund	Non- Expiring [a]	Expiring 2016	Expiring 2017	Expiring 2019	Total
Barclays TIPS	$5,380,525	$460,813	$528,715	$—	$6,370,053
Barclays 0-5 Year TIPS	25,185	—	—	21,603	46,788
Global Inflation-Linked	75,493	—	—	—	75,493
International Inflation-Linked	761,731	—	—	—	761,731

[a]	Must be utilized prior to losses subject to expiration.

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays TIPS	$25,503,542,868	$2,518,764,043	$—	$2,518,764,043
Barclays 0-5 Year TIPS	499,311,394	3,025,187	(207,377)	2,817,810
Global Inflation-Linked	14,992,557	792,879	(202,852)	590,027
International Inflation-Linked	55,384,414	2,999,491	(362,879)	2,636,612

Management has reviewed the tax positions as of October 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Barclays TIPS Bond Fund, iShares Barclays 0-5 Year TIPS Bond Fund, iShares Global Inflation-Linked Bond Fund and iShares International Inflation-Linked Bond Fund (the “Funds”), at October 31, 2012, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

December 19, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	45

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended October 31, 2012, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares Bond Fund	Foreign Source Income Earned	Foreign Taxes Paid
Global Inflation-Linked	$408,665	$373
International Inflation-Linked	2,341,760	8,120

Under Section 871(k)(1)(C) of the Code, certain Funds hereby designate the following maximum amounts allowable as interest-related dividends for the fiscal year ended October 31, 2012:

iShares Bond Fund	Interest- Related Dividends
Barclays TIPS	$462,953,649
Barclays 0-5 Year TIPS	2,787,972
Global Inflation-Linked	93,984

The Funds hereby designate the following amounts of distributions from direct Federal Obligation Interest for the fiscal year ended October 31, 2012:

iShares Bond Fund	Federal Obligation Interest[a]
Barclays TIPS	$414,522,343
Barclays 0-5 Year TIPS	2,787,972
Global Inflation-Linked	93,984

a	The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contracts (Unaudited)

iSHARES® TRUST

I. iShares Barclays TIPS and iShares Barclays 0-5 Year TIPS Bond Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	47

Board Review and Approval of Investment Advisory

Contracts (Unaudited) (Continued)

iSHARES® TRUST

performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contracts (Unaudited) (Continued)

iSHARES® TRUST

and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted management’s assertion that future economies of scale for each Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Funds, except for iShares Barclays TIPS Bond Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	49

Board Review and Approval of Investment Advisory

Contracts (Unaudited) (Continued)

iSHARES® TRUST

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares Global Inflation-Linked and iShares International Inflation-Linked Bond Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”), and the sub-advisory agreement between BFA and BlackRock International Limited (“BIL”) (the “Sub-Advisory Agreement”), on behalf of the Funds. The Advisory Contract and the Sub-Advisory Agreement are referred to hereafter as the “Advisory Agreements”. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Agreements, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Agreements for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Agreements for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contracts (Unaudited) (Continued)

iSHARES® TRUST

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group. The Board noted that BFA pays the sub-advisory fees to BIL, and that there are no additional fees imposed on the Funds in respect of the services provided under the Sub-Advisory Agreement.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA (and any services provided by BIL on BFA’s behalf or at BFA’s direction) under the Advisory Agreements for the coming year as compared to the scope of services provided by BFA and BIL over prior years. In reviewing the scope of these services, the Board considered the investment philosophy and experience of BFA and BIL, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered the compliance program of BFA and BIL and their compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, matters related to BFA’s and BIL’s portfolio compliance policies and procedures, and BFA’s oversight of the services provided by BIL. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA and BIL to the Funds under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	51

Board Review and Approval of Investment Advisory

Contracts (Unaudited) (Continued)

iSHARES® TRUST

presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Agreements for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA and BIL generally do not use soft dollars or consider the value of research or other services that may be provided to BFA and BIL (including their affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contracts (Unaudited) (Continued)

iSHARES® TRUST

the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Agreements for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	53

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Barclays TIPS	$2.22973	$—	$0.27854	$2.50827	89%	—%	11%	100%
Barclays 0-5 Year TIPS	0.16098	—	0.73342	0.89440	18	—	82	100
Global Inflation-Linked	0.91385	—	0.18450	1.09835	83	—	17	100
International Inflation-Linked	1.31801	—	0.12533	1.44334	91	—	9	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Barclays TIPS Bond Fund

Period Covered: January 1, 2007 through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	2	0.14%
Greater than 3.0% and Less than 3.5%	1	0.07
Greater than 2.5% and Less than 3.0%	1	0.07
Greater than 2.0% and Less than 2.5%	6	0.41
Greater than 1.5% and Less than 2.0%	11	0.76
Greater than 1.0% and Less than 1.5%	22	1.52
Greater than 0.5% and Less than 1.0%	55	3.80
Between 0.5% and –0.5%	1,343	92.81
Less than –0.5% and Greater than –1.0%	5	0.35
Less than –1.0%	1	0.07

	1,447	100.00%

iShares Barclays 0-5 Year TIPS Bond Fund

Period Covered: January 1, 2011 through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.23%
Between 0.5% and – 0.5%	439	99.77

	440	100.00%

iShares Global Inflation-Linked Bond Fund

Period Covered: July 1, 2011 through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	6	1.90%
Greater than 1.0% and Less than 1.5%	8	2.54
Greater than 0.5% and Less than 1.0%	32	10.16
Between 0.5% and – 0.5%	117	37.15
Less than –0.5% and Greater than –1.0%	30	9.52
Less than –1.0% and Greater than –1.5%	61	19.37
Less than –1.5% and Greater than –2.0%	50	15.87
Less than –2.0% and Greater than –2.5%	8	2.54
Less than –2.5% and Greater than –3.0%	3	0.95

	315	100.00%

SUPPLEMENTAL INFORMATION	55

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares International Inflation-Linked Bond Fund

Period Covered: July 1, 2011 through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	1	0.32%
Greater than 4.0% and Less than 4.5%	1	0.32
Greater than 3.5% and Less than 4.0%	14	4.44
Greater than 3.0% and Less than 3.5%	14	4.44
Greater than 2.5% and Less than 3.0%	9	2.86
Greater than 2.0% and Less than 2.5%	18	5.71
Greater than 1.5% and Less than 2.0%	38	12.06
Greater than 1.0% and Less than 1.5%	42	13.33
Greater than 0.5% and Less than 1.0%	49	15.56
Between 0.5% and – 0.5%	58	18.42
Less than –0.5% and Greater than –1.0%	14	4.44
Less than –1.0% and Greater than –1.5%	53	16.83
Less than –1.5% and Greater than –2.0%	4	1.27

	315	100.00%

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 276 funds (as of October 31, 2012) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	57

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Pain Webber Inc.) (2004-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).

Director (since 1998) and President

(2007-2011) of the Board of

Directors, Catholic Charities CYO;

Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006), The Thacher School; Trustee of Pacific Select Funds (2004-2005); Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese

of San Francisco.

Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (35 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).

Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since

2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	59

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director, BlackRock (since 2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Scott Radell (44)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007).

Amy Schioldager (50)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange-Traded Funds Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	61

Notes:

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by BofA Merrill Lynch, nor are they sponsored, endorsed or issued by Barclays Capital Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-101-1012

October 31, 2012

2012 Annual Report

iShares Trust

iShares J.P. Morgan USD Emerging Markets Bond Fund  |  EMB  |  NYSE Arca

iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund  |  ISHG  |  NASDAQ

iShares S&P/Citigroup International Treasury Bond Fund  |  IGOV  |  NASDAQ

Management’s Discussion of Fund Performance

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

Performance as of October 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/12			Inception to 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.50%	15.35%	16.39%	9.50%	9.60%	10.32%	55.64%	56.32%	61.33%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (12/17/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/19/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

BOND CREDIT QUALITY

As of 10/31/12

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	0.85%
Aa3	1.73
A1	3.31
A2	4.18
A3	0.50
Baa1	20.66
Baa2	11.37
Baa3	22.33
Ba1	16.53
Ba2	0.46
Ba3	0.06
B1	2.02
B2	6.82
B3	0.38
Not Rated	8.80

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Philippines (Republic of the), 7.75%, 01/14/31	4.43%
Peru (Republic of), 6.55%, 03/14/37	3.09
Indonesia (Republic of), 6.88%, 01/17/18	2.43
Brazil (Federative Republic of), 7.13%, 01/20/37	2.34
Uruguay (Republic of), 7.63%, 03/21/36	2.19
Russian Federation (The), 7.50%, 03/31/30	1.96
Colombia (Republic of), 7.38%, 01/27/17	1.90
Brazil (Federative Republic of), 6.00%, 01/17/17	1.81
United Mexican States, 6.75%, 09/27/34	1.81
Turkey (Republic of), 6.88%, 03/17/36	1.63

TOTAL	23.59%

The iShares J.P. Morgan USD Emerging Markets Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the J.P. Morgan EMBISM Global Core Index (the “Index”). The Index is a broad, diverse U.S. dollar-denominated emerging markets debt benchmark which tracks the total return of actively traded external debt instruments in emerging market countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended October 31, 2012 (the “reporting period”), the total return for the Fund was 15.50%, net of fees, while the total return for the Index was 16.39%.

Emerging market debt generally delivered solid total returns (appreciation plus interest income) for the reporting period, in an environment of ongoing weak global economic conditions and volatility among global fixed income markets. Several factors, including the sovereign debt crisis in Europe, weak economic conditions among developed countries, and low yields offered by U.S. Treasury bonds, increased the relative attractiveness of emerging market debt versus debt issued by developed markets.

Europe’s sovereign debt crisis played a large role in global bond market performance throughout the reporting period. After political turmoil in Greece and faltering banks in Spain led to growing concerns about the sustainability of the euro, the European Central Bank announced a plan to buy bonds in an effort to stabilize bond markets in fiscally troubled countries. The global economic environment also affected bond returns during the period. Economic weakness in key developed markets spread to emerging markets such as China, which rely heavily on exports to developed countries as a meaningful component of their economies.

The most significant factor contributing to the strong performance of U.S. dollar-denominated emerging markets bonds was increased global demand for yield. With government yields in the U.S. and other developed nations hovering near historically low levels, investors sought out higher yields elsewhere, and emerging market debt benefitted from this trend.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

Debt issued by emerging market countries in their local currencies experienced volatility during the period as global events buffeted exchange rates. U.S. dollar-denominated emerging market bonds, on the other hand, remained insulated from currency swings while offering a yield advantage over developed market bonds.

In the final months of the reporting period, the U.S. Federal Reserve Bank’s announcement of an open-ended bond purchasing program and extension of its near-zero interest rate policy until 2015 renewed investor optimism and further fueled investors’ need to look to emerging markets bond for yield. As a result, demand for emerging market debt continued to grow, driving up bond prices and pushing down yields in emerging markets. Despite the drop in yields, U.S. dollar-denominated emerging markets bonds as a group still continue to offer higher yields than similar-rated U.S. dollar-denominated debt from developed country issuers.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

Performance as of October 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/12			Inception to 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.62)%	(3.44)%	(3.23)%	2.56%	2.58%	3.07%	10.03%	10.10%	12.10%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (1/21/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/23/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

BOND CREDIT QUALITY

As of 10/31/12

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	52.56%
Aa3	26.86
Baa2	8.58
Baa3	4.70
Ba1	3.53
Ba3	3.77

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Switzerland (Confederation of), 4.25%, 01/06/14	3.48%
Japan (Government of), 5.00%, 09/22/14	3.31
Japan (Government of), 0.10%, 10/15/13	2.98
United Kingdom, 2.75%, 01/22/15	2.54
Finland (Republic of), 3.13%, 09/15/14	2.49
Denmark (Kingdom of), 5.00%, 11/15/13	2.41
Japan (Government of), 0.30%, 09/20/15	2.38
Ireland (Republic of), 4.00%, 01/15/14	2.34
Japan (Government of), 0.60%, 09/20/14	2.30
Japan (Government of), 0.10%, 01/15/14	2.23

TOTAL	26.46%

The iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup International Treasury Bond Index Ex-US 1-3 Year (the “Index”). The Index is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the U.S. that have a remaining maturity of greater than one year and less than or equal to three years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended October 31, 2012 (the “reporting period”), the total return for the Fund was (3.62)%, net of fees, while the total return for the Index was (3.23)%.

Short-term international bonds in developed markets generally delivered modestly negative returns for the reporting period. Several factors, including the sovereign debt crisis in Europe and uncertain global economic conditions, drove volatility in bond market returns.

Europe’s sovereign debt crisis played a large role in global bond market performance throughout the reporting period. Early in the period, the European Central Bank instituted a program of making low-interest rate, three-year loans to European banks in an effort to help struggling banks pay off maturing debts and lend money to strained governments and customers. Auctioned in December 2011 and again in February 2012, the loans sparked rallies in the Spanish and Italian bond markets, and provided optimism to investors about the European debt crisis and its effect on global economic health. A vote in favor of Greece’s debt restructuring, the largest sovereign restructuring in history, also buoyed investor sentiment. However, the relief was temporary, as political turmoil in Greece and faltering banks in Spain led to growing concerns about the sustainability of the euro. Conditions improved again during the summer amid favorable elections in Greece, a recapitalization program for Spanish banks, and talk of a single European banking authority. In the final months, the European Central Bank announced a plan to buy bonds in an effort to stabilize bond markets in fiscally troubled countries, once again easing concerns and increasing investor appetite for risk.

A slowdown in global economic growth also affected bond returns during the reporting period. In Europe, a number of countries faced recession, due in part to austerity measures intended to bring fiscal deficits under control. Economic weakness in Europe also had a dampening effect on emerging markets such as China, which rely heavily on exports to Europe and other developed countries as a meaningful component of their economies. In the final months of the reporting period, the Federal Reserve’s announcement of an open-

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

ended bond purchasing program and expectations of further easing in China renewed investor optimism. Additional quantitative easing measures in Japan and the UK also improved investor confidence.

The combined actions of the European Central bank and the U.S. Federal Reserve Bank helped international Treasury bonds to reverse course and rally during the final months of the reporting period, although this was not sufficient to erase losses from earlier in the period. Shorter-term bonds (those in the one-to three-year maturity range), underperformed longer-term issues, particularly in the final months of the reporting period, as interest rates declined, which benefitted longer duration bonds.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

Performance as of October 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/12			Inception to 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.35%	0.93%	1.87%	4.92%	4.94%	5.48%	19.88%	19.98%	22.31%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (1/21/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/23/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

BOND CREDIT QUALITY

As of 10/31/12

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	52.32%
Aa3	26.43
Baa2	6.57
Baa3	4.82
Ba1	4.79
Ba3	4.41
Not Rated	0.66

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Japan (Government of), 1.50%, 09/20/15	3.67%
Japan (Government of), 2.20%, 09/21/20	3.50
Japan (Government of), 1.50%, 12/20/17	2.99
Germany (Federal Republic of), 4.25%, 07/04/17	2.35
Netherlands (Kingdom of the), 3.75%, 01/15/23	2.11
Japan (Government of), 0.10%, 10/15/13	1.77
Belgium (Kingdom of), 3.25%, 09/28/16	1.58
Japan (Government of), 0.90%, 06/20/14	1.57
Belgium (Kingdom of), 5.50%, 03/28/28	1.35
United Kingdom, 4.75%, 12/07/38	1.33

TOTAL	22.22%

The iShares S&P/Citigroup International Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup International Treasury Bond Index Ex-US (the “Index”). The Index is a broad, diverse, market value-weighted index designed to measure the performance of bonds denominated in local currencies and issued by foreign governments in developed market countries outside the U.S. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended October 31, 2012 (the “reporting period”), the total return for the Fund was 1.35%, net of fees, while the total return for the Index was 1.87%.

International bonds generally delivered positive, albeit modest, returns for the reporting period. Several factors, including the sovereign debt crisis in Europe and weak economic conditions among developed countries, drove bond market returns and created a backdrop of volatility during the reporting period.

Europe’s sovereign debt crisis played a large role in global bond market performance throughout the reporting period. Early in the period, the European Central Bank instituted a program of making low-interest rate, three-year loans to European banks in an effort to help struggling banks pay off maturing debts and lend money to strained governments and customers. Auctioned in December 2011 and again in February 2012, the loans sparked rallies in the Spanish and Italian bond markets, and provided optimism to investors about the European debt crisis and its effect on global economic health. A vote in favor of Greece’s debt restructuring, the largest sovereign restructuring in history, also buoyed investor sentiment. However, the relief was temporary, as political turmoil in Greece and faltering banks in Spain led to growing concerns about the sustainability of the euro. Conditions improved again during the summer amid favorable elections in Greece, a recapitalization program for Spanish banks, and talk of a single European banking authority. In the final months, the European Central Bank announced a plan to buy bonds in an effort to stabilize bond markets in fiscally troubled countries.

The global economic environment also affected bond returns during the reporting period. In Europe, a number of countries faced recession, due in part to austerity measures intended to bring fiscal deficits under control. Economic weakness in Europe also had a dampening effect on emerging markets such as China, which rely heavily on exports to Europe and other developed countries as a meaningful component of their economies. In the final months of the reporting period, the Federal Reserve’s announcement of an open-ended bond purchasing program and expectations of further easing in China renewed investor optimism. Additional quantitative easing measures in Japan and the UK also improved investor confidence.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

The combined actions by both the European Central Bank and the U.S. Federal Reserve Bank helped international Treasury bonds to reverse course and rally strongly in the final months of the reporting period. As investors became more willing to accept risk, longer-term bonds outperformed shorter-term debt.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 to October 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (5/1/12)	Ending Account Value (10/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
J.P. Morgan USD Emerging Markets
Actual	$1,000.00	$1,088.90	0.60%	$3.16
Hypothetical (5% return before expenses)	1,000.00	1,022.20	0.60	3.06
S&P/Citigroup 1-3 Year International Treasury
Actual	1,000.00	1,001.10	0.35	1.77
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.35	1.79
S&P/Citigroup International Treasury
Actual	1,000.00	1,030.40	0.35	1.79
Hypothetical (5% return before expenses)	1,000.00	1,023.40	0.35	1.79

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

October 31, 2012

Security	Principal (000s)	Value

FOREIGN AGENCY OBLIGATIONS[a] — 18.23%

BRAZIL — 1.03%
Banco Nacional de Desenvolvimento Economico e Social
6.50%, 06/10/19[b]	$51,200	$63,872,000

		63,872,000
CHILE — 1.34%
Corporacion Nacional del Cobre de Chile
3.00%, 07/17/22[b]	23,400	23,623,681
3.75%, 11/04/20[b]	24,536	26,570,034
3.88%, 11/03/21[b]	29,806	32,471,759

		82,665,474
CHINA — 2.15%
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20[b]	26,797	28,745,654
Sinopec Group Overseas Development 2012 Ltd.
2.75%, 05/17/17[b]	34,148	35,380,743
3.90%, 05/17/22[b]	47,465	51,290,679
4.88%, 05/17/42[b]	15,500	17,417,350

		132,834,426
INDONESIA — 1.48%
Majapahit Holding BV
7.75%, 01/20/20[b]	26,100	32,886,000
PT Pertamina (Persero) Tbk
5.25%, 05/23/21[b]	46,200	51,339,750
6.00%, 05/03/42[b]	6,500	7,361,250

		91,587,000
KAZAKHSTAN — 2.39%
KazMunaiGaz National Co.
6.38%, 04/09/21[b]	47,690	56,751,100
9.13%, 07/02/18[b]	62,458	81,120,450
11.75%, 01/23/15[b]	8,500	10,200,000

		148,071,550
MALAYSIA — 2.16%
Penerbangan Malaysia Bhd
5.63%, 03/15/16[b]	14,605	16,436,467

Security	Principal (000s)	Value

Petronas Capital Ltd.
5.25%, 08/12/19[b]	$65,944	$78,600,810
7.88%, 05/22/22[b]	26,686	38,393,148

		133,430,425
MEXICO — 2.56%
Comision Federal de Electricidad
4.88%, 05/26/21[b]	6,486	7,280,535
Pemex Project Funding Master Trust
6.63%, 06/15/35	35,009	43,848,773
Petroleos Mexicanos
6.50%, 06/02/41	13,620	16,956,900
8.00%, 05/03/19	68,608	90,219,520

		158,305,728
PHILIPPINES — 1.12%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19[b]	53,284	69,002,780

		69,002,780
RUSSIA — 1.28%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/17[b]	9,303	10,314,701
Russian Railways
5.74%, 04/03/17	30,020	33,247,150
Vnesheconombank Via VEB Finance PLC
6.80%, 11/22/25[b]	9,900	11,682,000
6.90%, 07/09/20[b]	20,308	24,014,210

		79,258,061
SOUTH AFRICA — 0.84%
Eskom Holdings Ltd.
5.75%, 01/26/21[b]	34,457	38,074,985
Transnet SOC Ltd.
4.00%, 07/26/22[b]	14,000	14,000,000

		52,074,985
VENEZUELA — 1.88%
Petroleos de Venezuela SA
5.38%, 04/12/27[b]	24,348	15,278,370
5.50%, 04/12/37[b]	7,960	4,815,800

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

October 31, 2012

Security	Principal (000s)	Value

8.50%, 11/02/17[b]	$46,238	$41,382,831
9.00%, 11/17/21[b]	21,729	17,926,425
9.75%, 05/17/35[b]	16,000	13,040,000
12.75%, 02/17/22[b]	23,510	24,038,975

		116,482,401

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $1,049,964,752)		1,127,584,830

FOREIGN GOVERNMENT OBLIGATIONS[a] — 79.07%

ANGOLA — 0.05%
Angola (Republic of)
7.00%, 08/16/19[b]	3,000	3,352,500

		3,352,500
ARGENTINA — 1.74%
Argentina (Republic of)
2.50%, 12/31/38[c]	73,350	24,205,500
8.28%, 12/31/33[d]	95,414	63,545,457
8.28%, 12/31/33	30,948	19,806,614

		107,557,571
BELARUS — 0.37%
Belarus (Republic of)
8.75%, 08/03/15[b]	23,351	23,175,868

		23,175,868
BRAZIL — 6.31%
Brazil (Federative Republic of)
2.63%, 01/05/23	8,000	8,016,000
5.88%, 01/15/19	9,500	11,732,500
6.00%, 01/17/17	94,200	112,098,000
7.13%, 01/20/37	96,127	144,671,135
8.25%, 01/20/34	4,000	6,640,000
10.13%, 05/15/27	42,524	76,968,440
11.00%, 08/17/40 (Call 08/17/15)	23,835	30,270,450

		390,396,525
BULGARIA — 0.57%
Bulgaria (Republic of)
8.25%, 01/15/15[b]	30,720	35,251,200

		35,251,200

Security	Principal (000s)	Value

CHILE — 0.83%
Chile (Republic of)
3.25%, 09/14/21	$12,574	$13,642,790
3.88%, 08/05/20	33,394	37,902,190

		51,544,980
COLOMBIA — 4.90%
Colombia (Republic of)
6.13%, 01/18/41	71,136	97,100,640
7.38%, 01/27/17	94,304	117,408,480
7.38%, 03/18/19	36,187	47,766,840
7.38%, 09/18/37	26,328	40,610,940

		302,886,900
CROATIA — 2.19%
Croatia (Republic of)
6.38%, 03/24/21[b]	20,750	23,551,250
6.63%, 07/14/20[b]	83,970	96,670,463
6.75%, 11/05/19[b]	13,478	15,449,831

		135,671,544
DOMINICAN REPUBLIC — 0.66%
Dominican Republic
7.50%, 05/06/21[b]	34,788	40,528,020

		40,528,020
EGYPT — 0.42%
Egypt (Arab Republic of)
5.75%, 04/29/20[b]	24,979	25,697,146

		25,697,146
EL SALVADOR — 0.45%
El Salvador (Republic of)
7.65%, 06/15/35[b]	23,877	27,697,320

		27,697,320
HUNGARY — 2.69%
Hungary (Republic of)
4.75%, 02/03/15	22,348	22,931,506
6.25%, 01/29/20	13,026	14,458,860
6.38%, 03/29/21	65,280	72,624,000
7.63%, 03/29/41	47,524	56,672,370

		166,686,736

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

October 31, 2012

Security	Principal (000s)	Value

INDONESIA — 5.05%
Indonesia (Republic of)
4.88%, 05/05/21[b]	$6,020	$6,862,800
5.25%, 01/17/42[b]	39,708	45,664,200
6.63%, 02/17/37[b]	74,080	99,267,200
6.88%, 03/09/17[b]	3,000	3,585,000
6.88%, 01/17/18[b]	123,021	150,393,172
8.50%, 10/12/35[b]	4,000	6,425,000

		312,197,372
IRAQ — 0.96%
Iraq (Republic of)
5.80%, 01/15/28[b] (Call 12/16/12)	63,261	59,307,188

		59,307,188
IVORY COAST — 0.79%
Ivory Coast (Republic of)
2.50%, 12/31/32[b,c,e]	53,917	48,660,093

		48,660,093
LATVIA — 0.42%
Latvia (Republic of)
5.25%, 02/22/17[b]	23,733	26,046,968

		26,046,968
LEBANON — 2.30%
Lebanon (Republic of)
6.10%, 10/04/22[b]	33,831	34,389,211
6.38%, 03/09/20	54,019	56,260,788
8.25%, 04/12/21[b]	26,724	30,826,134
9.00%, 03/20/17	18,143	21,073,095

		142,549,228
LITHUANIA — 2.59%
Lithuania (Republic of)
6.13%, 03/09/21[b]	8,000	9,600,000
6.63%, 02/01/22[b]	41,640	51,191,800
6.75%, 01/15/15[b]	29,500	32,339,375
7.38%, 02/11/20[b]	52,708	66,807,390

		159,938,565
MEXICO — 4.27%
United Mexican States
3.63%, 03/15/22	21,758	23,716,220
5.63%, 01/15/17	71,752	83,949,840

Security	Principal (000s)	Value

6.05%, 01/11/40	$33,498	$44,719,830
6.75%, 09/27/34	79,127	111,569,070

		263,954,960
PANAMA — 1.55%
Panama (Republic of)
5.20%, 01/30/20	20,523	24,832,830
6.70%, 01/26/36	49,878	71,076,150

		95,908,980
PERU — 4.19%
Peru (Republic of)
6.55%, 03/14/37	130,898	191,111,080
7.13%, 03/30/19	50,850	66,867,750
7.35%, 07/21/25	1,000	1,462,500

		259,441,330
PHILIPPINES — 5.68%
Philippines (Republic of the)
5.00%, 01/13/37	11,014	13,120,427
7.75%, 01/14/31	177,117	273,645,765
8.38%, 06/17/19	46,812	64,542,045

		351,308,237
POLAND — 4.07%
Poland (Republic of)
5.00%, 10/19/15	48,252	53,717,987
5.00%, 03/23/22	50,120	58,389,800
5.13%, 04/21/21	49,692	58,450,215
6.38%, 07/15/19	65,405	81,183,956

		251,741,958
ROMANIA — 0.98%
Romania (Republic of)
6.75%, 02/07/22[b]	52,370	60,552,813

		60,552,813
RUSSIA — 5.88%
Russian Federation (The)
3.25%, 04/04/17[b]	31,400	33,362,500
3.63%, 04/29/15[b]	19,200	20,376,000
5.00%, 04/29/20[b]	68,600	79,318,750
5.63%, 04/04/42[b]	27,600	33,258,000
7.50%, 03/31/30[b,c]	95,918	121,336,112
11.00%, 07/24/18[b]	26,200	38,383,000
12.75%, 06/24/28[b]	19,100	37,674,750

		363,709,112

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

October 31, 2012

Security	Principal (000s)	Value

SERBIA — 0.40%
Serbia (Republic of)
7.25%, 09/28/21[b]	$23,139	$24,643,035

		24,643,035
SOUTH AFRICA — 2.63%
South Africa (Republic of)
4.67%, 01/17/24	15,831	17,532,832
5.50%, 03/09/20	37,790	44,308,775
5.88%, 05/30/22	43,444	52,893,070
6.88%, 05/27/19	38,500	48,125,000

		162,859,677
SRI LANKA — 1.31%
Sri Lanka (Democratic Socialist Republic of)
5.88%, 07/25/22[b]	19,000	20,947,500
6.25%, 10/04/20[b]	30,180	33,877,050
6.25%, 07/27/21[b]	23,606	26,350,197

		81,174,747
TURKEY — 6.61%
Turkey (Republic of)
6.00%, 01/14/41	28,114	32,963,665
6.75%, 04/03/18	72,868	86,621,835
6.75%, 05/30/40	42,337	54,508,887
6.88%, 03/17/36	78,356	100,785,405
7.00%, 09/26/16	7,000	8,163,750
7.00%, 03/11/19	13,000	15,925,000
7.00%, 06/05/20	44,204	55,144,490
7.25%, 03/15/15	39,016	43,454,070
7.50%, 07/14/17	9,500	11,495,000

		409,062,102
UKRAINE — 2.60%
Ukraine (Government of)
6.25%, 06/17/16[b]	17,560	17,318,550
6.58%, 11/21/16[b]	29,618	29,321,820
7.75%, 09/23/20[b]	70,186	73,256,637
7.95%, 02/23/21[b]	17,500	18,462,500
9.25%, 07/24/17[b]	20,750	22,591,563

		160,951,070

Security	Principal (000s) or Shares	Value

URUGUAY — 2.19%
Uruguay (Republic of)
7.63%, 03/21/36	$87,206	$135,169,300

		135,169,300
VENEZUELA — 2.96%
Venezuela (Bolivarian Republic of)
5.75%, 02/26/16[b]	15,317	14,053,348
7.00%, 03/31/38[b]	7,800	5,577,000
7.65%, 04/21/25	1,000	785,000
7.75%, 10/13/19[b]	11,561	10,029,168
8.25%, 10/13/24[b]	16,668	13,709,430
9.00%, 05/07/23[b]	18,263	15,888,810
9.25%, 09/15/27	32,328	28,933,560
9.25%, 05/07/28[b]	10,500	9,213,750
9.38%, 01/13/34	9,782	8,657,070
11.75%, 10/21/26[b]	36,515	36,606,588
11.95%, 08/05/31[b]	25,471	25,789,387
12.75%, 08/23/22[b]	12,806	13,670,405

		182,913,516
VIETNAM — 0.46%
Vietnam (Socialist Republic of)
6.75%, 01/29/20[b]	24,563	28,400,969

		28,400,969

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $4,466,305,311)		4,890,937,530

US GOVERNMENT OBLIGATIONS — 0.14%
U.S. Treasury Notes
3.25%, 06/30/16	8,000	8,800,000

TOTAL US GOVERNMENT OBLIGATIONS
(Cost: $8,092,123)		8,800,000

SHORT-TERM INVESTMENTS — 1.29%

MONEY MARKET FUNDS — 1.29%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[f,g]	79,424,678	79,424,678

		79,424,678

TOTAL SHORT-TERM INVESTMENTS
(Cost: $79,424,678)		79,424,678

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

October 31, 2012

Value
TOTAL INVESTMENTS IN SECURITIES — 98.73%
(Cost: $5,603,786,864)	$6,106,747,038
Other Assets, Less Liabilities — 1.27%	78,685,498

NET ASSETS — 100.00%	$6,185,432,536

[a]	Investments are denominated in U.S. dollars.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
[e]	Issuer is in default of interest payments prior to 2012.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

October 31, 2012

Security		Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS — 99.44%

AUSTRALIA — 4.20%
Australia (Commonwealth of)
4.50%, 10/21/14	AUD	3,175	$3,412,583
4.75%, 10/21/15	AUD	100	110,117
5.50%, 12/15/13	AUD	666	711,886
6.25%, 06/15/14	AUD	2,443	2,677,588
6.25%, 04/15/15	AUD	775	873,239

			7,785,413
AUSTRIA — 4.62%
Austria (Republic of)
3.40%, 10/20/14[a]	EUR	2,138	2,945,760
3.50%, 07/15/15[a]	EUR	400	563,621
3.80%, 10/20/13[a]	EUR	1,795	2,408,510
4.30%, 07/15/14[a]	EUR	1,903	2,638,916

			8,556,807
BELGIUM — 4.47%
Belgium (Kingdom of)
3.50%, 03/28/15	EUR	1,585	2,207,676
3.75%, 09/28/15	EUR	250	354,508
4.00%, 03/28/14	EUR	2,566	3,501,981
4.25%, 09/28/14	EUR	1,093	1,523,510
8.00%, 03/28/15	EUR	458	701,525

			8,289,200
CANADA — 4.30%
Canada (Government of)
0.75%, 05/01/14	CAD	725	722,033
1.00%, 02/01/15	CAD	744	742,779
1.50%, 11/01/13	CAD	480	482,396
1.50%, 08/01/15	CAD	489	493,692
2.00%, 03/01/14	CAD	525	531,839
2.00%, 12/01/14	CAD	907	924,523
2.25%, 08/01/14	CAD	2,293	2,341,085
2.50%, 06/01/15	CAD	205	212,275
3.00%, 06/01/14	CAD	719	741,243
4.50%, 06/01/15	CAD	725	787,621

			7,979,486

Security		Principal (000s)	Value

DENMARK — 4.58%
Denmark (Kingdom of)
2.00%, 11/15/14	DKK	22,173	$4,014,489
5.00%, 11/15/13	DKK	24,424	4,467,565

			8,482,054
FINLAND — 2.84%
Finland (Republic of)
3.13%, 09/15/14	EUR	3,377	4,625,432
4.25%, 07/04/15	EUR	450	646,103

			5,271,535
FRANCE — 7.37%
France (Republic of)
2.00%, 09/25/13	EUR	504	664,285
2.00%, 07/12/15	EUR	700	947,533
2.50%, 01/12/14	EUR	2,672	3,561,194
2.50%, 01/15/15	EUR	455	618,844
3.00%, 07/12/14	EUR	2,376	3,226,204
3.50%, 04/25/15	EUR	2,174	3,040,576
4.00%, 04/25/14	EUR	848	1,161,516
4.50%, 07/12/13	EUR	327	436,595

			13,656,747
GERMANY — 7.98%
Germany (Federal Republic of)
0.25%, 12/13/13	EUR	285	370,308
0.75%, 09/13/13	EUR	1,216	1,585,383
2.25%, 04/10/15	EUR	109	148,763
2.50%, 02/27/15	EUR	2,176	2,979,508
3.25%, 07/04/15	EUR	850	1,194,027
3.75%, 01/04/15	EUR	1,007	1,409,469
4.00%, 10/11/13	EUR	1,918	2,577,675
4.25%, 01/04/14	EUR	306	416,154
4.25%, 07/04/14	EUR	2,958	4,101,630

			14,782,917
IRELAND — 3.51%
Ireland (Republic of)
4.00%, 01/15/14	EUR	3,264	4,339,204
4.50%, 02/18/15	EUR	1,568	2,172,721

			6,511,925

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

October 31, 2012

Security		Principal (000s)	Value

ITALY — 8.53%
Italy (Republic of)
2.25%, 11/01/13	EUR	1,829	$2,381,513
2.50%, 03/01/15	EUR	1,050	1,358,349
3.00%, 04/01/14	EUR	729	956,371
3.00%, 04/15/15	EUR	1,440	1,880,059
3.00%, 06/15/15	EUR	225	293,677
3.50%, 06/01/14	EUR	971	1,282,644
3.75%, 12/15/13	EUR	773	1,022,227
3.75%, 08/01/15	EUR	450	597,064
4.25%, 07/01/14	EUR	380	508,402
4.25%, 08/01/14	EUR	1,596	2,137,585
4.25%, 02/01/15	EUR	1,614	2,172,046
6.00%, 11/15/14	EUR	876	1,215,294

			15,805,231
JAPAN — 22.24%
Japan (Government of)
0.10%, 10/15/13	JPY	442,000	5,530,115
0.10%, 01/15/14	JPY	330,000	4,128,860
0.10%, 09/15/14	JPY	30,000	375,362
0.20%, 11/15/13	JPY	70,000	876,721
0.30%, 06/20/15	JPY	74,550	937,709
0.30%, 09/20/15	JPY	350,000	4,404,623
0.60%, 09/20/14	JPY	337,050	4,256,832
0.70%, 09/20/14	JPY	200,000	2,530,639
1.20%, 06/20/15	JPY	275,000	3,540,251
1.30%, 06/20/15	JPY	275,000	3,549,265
1.50%, 09/20/14	JPY	200,000	2,568,247
1.60%, 06/20/14	JPY	153,800	1,971,326
1.60%, 09/20/14	JPY	31,700	407,813
5.00%, 09/22/14	JPY	449,400	6,141,482

			41,219,245

NETHERLANDS — 4.65%
Netherlands (Kingdom of the)
0.75%, 04/15/15[a]	EUR	1,945	2,553,977
1.00%, 01/15/14[b]	EUR	656	859,727
2.75%, 01/15/15[a]	EUR	1,187	1,625,495
3.75%, 07/15/14[a]	EUR	1,107	1,523,559
4.25%, 07/15/13[a]	EUR	1,547	2,063,432

			8,626,190

Security		Principal (000s)	Value

NORWAY — 0.42%
Norway (Kingdom of)
5.00%, 05/15/15	NOK	4,067	$776,102

			776,102

PORTUGAL — 3.75%
Portugal (Republic of)
3.35%, 10/15/15	EUR	1,920	2,355,421
3.60%, 10/15/14	EUR	1,864	2,358,062
4.38%, 06/16/14	EUR	1,732	2,232,781

			6,946,264

SPAIN — 4.68%
Spain (Kingdom of)
2.50%, 10/31/13	EUR	1,025	1,327,723
3.00%, 04/30/15	EUR	1,615	2,077,794
3.30%, 10/31/14	EUR	868	1,132,302
3.40%, 04/30/14	EUR	475	620,349
4.00%, 07/30/15	EUR	842	1,106,808
4.20%, 07/30/13	EUR	263	344,967
4.25%, 01/31/14	EUR	181	238,905
4.40%, 01/31/15	EUR	496	660,655
4.75%, 07/30/14	EUR	867	1,158,173

			8,667,676

SWEDEN — 2.93%
Sweden (Kingdom of)
4.50%, 08/12/15	SEK	15,180	2,516,480
6.75%, 05/05/14	SEK	17,795	2,919,625

			5,436,105

SWITZERLAND — 3.74%
Switzerland (Confederation of)
4.00%, 02/11/13	CHF	438	475,572
4.25%, 01/06/14	CHF	5,709	6,450,214

			6,925,786

UNITED KINGDOM — 4.63%
United Kingdom
2.25%, 03/07/14	GBP	2,118	3,502,834
2.75%, 01/22/15	GBP	2,778	4,715,698

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

October 31, 2012

Security		Principal (000s) or Shares	Value
4.75%, 09/07/15	GBP	180	$326,261
5.00%, 09/07/14	GBP	26	45,531

			8,590,324

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $186,141,073)			184,309,007

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]		29,808	29,808

			29,808

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,808)			29,808

TOTAL INVESTMENTS IN SECURITIES — 99.46%
(Cost: $186,170,881)			184,338,815
Other Assets, Less Liabilities — 0.54%			1,006,522

NET ASSETS — 100.00%			$185,345,337

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

JPY  —  Japanese Yen

NOK  —  Norwegian Krone

SEK  —  Swedish Krona

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

October 31, 2012

Security		Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.50%

AUSTRALIA — 4.48%
Australia (Commonwealth of)
4.25%, 07/21/17	AUD	297	$329,544
4.75%, 06/15/16	AUD	786	875,690
4.75%, 04/21/27	AUD	818	975,323
5.25%, 03/15/19	AUD	2,953	3,497,208
5.50%, 12/15/13	AUD	764	816,638
5.50%, 01/21/18	AUD	806	947,885
5.50%, 04/21/23	AUD	497	623,328
5.75%, 05/15/21	AUD	1,087	1,360,735
5.75%, 07/15/22	AUD	1,226	1,555,970
6.00%, 02/15/17	AUD	1,157	1,364,224
6.25%, 06/15/14	AUD	1,068	1,170,554
6.25%, 04/15/15	AUD	1,895	2,135,210

			15,652,309
AUSTRIA — 4.69%
Austria (Republic of)
3.40%, 10/20/14[a]	EUR	3,301	4,548,155
3.40%, 11/22/22[a]	EUR	239	349,111
3.50%, 07/15/15[a]	EUR	1,350	1,902,221
3.50%, 09/15/21[a]	EUR	981	1,449,412
3.65%, 04/20/22[a]	EUR	904	1,348,039
3.90%, 07/15/20[a]	EUR	1,123	1,698,432
4.15%, 03/15/37[a]	EUR	1,416	2,254,594
4.30%, 07/15/14[a]	EUR	525	728,024
4.30%, 09/15/17[a]	EUR	353	533,102
4.35%, 03/15/19[a]	EUR	867	1,335,523
6.25%, 07/15/27[a]	EUR	129	244,265

			16,390,878
BELGIUM — 4.45%
Belgium (Kingdom of)
3.00%, 09/28/19	EUR	909	1,266,282
3.25%, 09/28/16	EUR	3,896	5,515,922
4.00%, 03/28/14	EUR	286	390,322
4.00%, 03/28/18	EUR	325	479,627
4.00%, 03/28/19	EUR	751	1,111,537
4.00%, 03/28/22	EUR	434	642,404
4.25%, 09/28/13	EUR	167	224,256
4.25%, 09/28/22	EUR	248	371,995

Security		Principal (000s)	Value

4.25%, 03/28/41	EUR	209	$314,232
5.00%, 03/28/35	EUR	314	515,873
5.50%, 03/28/28	EUR	2,775	4,708,184

			15,540,634
CANADA — 4.37%
Canada (Government of)
1.50%, 11/01/13	CAD	2,909	2,923,523
2.00%, 08/01/13	CAD	1,370	1,380,431
2.00%, 12/01/14	CAD	314	320,066
2.25%, 08/01/14	CAD	631	644,232
2.50%, 06/01/15	CAD	607	628,541
2.75%, 06/01/22	CAD	426	462,356
3.00%, 12/01/15	CAD	524	552,766
3.50%, 12/01/45	CAD	321	404,229
3.75%, 06/01/19	CAD	3,502	3,993,717
4.00%, 06/01/17	CAD	549	614,474
4.00%, 06/01/41	CAD	499	666,748
5.00%, 06/01/37	CAD	1,105	1,636,594
5.75%, 06/01/29	CAD	344	511,192
5.75%, 06/01/33	CAD	202	314,166
9.00%, 06/01/25	CAD	123	218,834

			15,271,869
DENMARK — 4.42%
Denmark (Kingdom of)
2.00%, 11/15/14	DKK	5,690	1,030,192
3.00%, 11/15/21	DKK	1,624	325,234
4.00%, 11/15/15	DKK	5,699	1,108,566
4.00%, 11/15/17	DKK	9,628	1,969,370
4.00%, 11/15/19	DKK	9,811	2,074,991
4.50%, 11/15/39	DKK	12,521	3,255,991
5.00%, 11/15/13	DKK	8,560	1,565,769
7.00%, 11/10/24	DKK	14,588	4,102,967

			15,433,080
FINLAND — 3.33%
Finland (Republic of)
1.75%, 04/15/16	EUR	579	786,881
2.75%, 07/04/28	EUR	1,034	1,426,519
3.13%, 09/15/14	EUR	2,029	2,779,094
3.50%, 04/15/21	EUR	579	867,025
3.88%, 09/15/17	EUR	300	447,883
4.00%, 07/04/25	EUR	409	643,489

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

October 31, 2012

Security		Principal (000s)	Value

4.25%, 07/04/15	EUR	656	$941,875
4.38%, 07/04/19	EUR	2,389	3,736,500

			11,629,266
FRANCE — 5.98%
France (Republic of)
2.50%, 01/12/14	EUR	875	1,166,184
2.50%, 01/15/15	EUR	2,441	3,319,998
2.75%, 10/25/27	EUR	175	226,069
3.00%, 04/25/22	EUR	406	564,810
3.50%, 04/25/20	EUR	2,771	4,043,409
3.50%, 04/25/26	EUR	730	1,036,876
4.00%, 10/25/38	EUR	1,349	2,017,197
4.00%, 04/25/55	EUR	195	295,220
4.00%, 04/25/60	EUR	150	227,868
4.25%, 10/25/18	EUR	1,482	2,247,416
5.00%, 10/25/16	EUR	2,673	4,047,649
5.75%, 10/25/32	EUR	35	64,205
8.50%, 04/25/23	EUR	791	1,618,963

			20,875,864
GERMANY — 6.17%
Germany (Federal Republic of)
0.50%, 04/07/17	EUR	1,293	1,684,148
2.25%, 09/04/21	EUR	475	665,047
2.50%, 07/04/44	EUR	271	366,336
3.25%, 07/04/42	EUR	500	783,525
3.50%, 07/04/19	EUR	455	690,090
3.75%, 01/04/15	EUR	1,413	1,977,736
3.75%, 01/04/19	EUR	890	1,360,065
4.00%, 10/11/13	EUR	976	1,311,685
4.00%, 01/04/37	EUR	27	46,304
4.25%, 07/04/17	EUR	5,378	8,199,017
4.75%, 07/04/28	EUR	1,738	3,072,473
4.75%, 07/04/34	EUR	200	371,381
4.75%, 07/04/40	EUR	190	371,381
5.50%, 01/04/31	EUR	329	640,441

			21,539,629
IRELAND — 4.67%
Ireland (Republic of)
4.00%, 01/15/14	EUR	1,650	2,193,532
4.40%, 06/18/19	EUR	538	698,158
4.50%, 02/18/15	EUR	329	455,883

Security		Principal (000s)	Value

4.50%, 10/18/18	EUR	1,380	$1,836,772
4.50%, 04/18/20	EUR	3,199	4,125,487
4.60%, 04/18/16	EUR	1,640	2,264,796
5.00%, 10/18/20	EUR	549	725,978
5.40%, 03/13/25	EUR	1,735	2,305,632
5.50%, 10/18/17	EUR	355	504,501
5.90%, 10/18/19	EUR	849	1,194,394

			16,305,133
ITALY — 6.41%
Italy (Republic of)
2.25%, 11/01/13	EUR	125	162,761
3.00%, 04/01/14	EUR	330	432,925
3.00%, 06/15/15	EUR	1,287	1,679,836
3.00%, 11/01/15	EUR	613	797,963
3.75%, 12/15/13	EUR	175	231,423
3.75%, 04/15/16	EUR	500	662,601
3.75%, 08/01/16	EUR	286	377,570
3.75%, 03/01/21	EUR	405	499,606
3.75%, 08/01/21	EUR	901	1,101,332
4.00%, 02/01/17	EUR	525	695,534
4.00%, 09/01/20	EUR	222	282,369
4.00%, 02/01/37	EUR	433	460,555
4.25%, 08/01/14	EUR	405	542,432
4.25%, 02/01/15	EUR	370	497,929
4.25%, 02/01/19	EUR	201	263,412
4.25%, 09/01/19	EUR	152	198,273
4.25%, 03/01/20	EUR	75	97,113
4.50%, 02/01/18	EUR	152	203,282
4.50%, 08/01/18	EUR	168	223,792
4.50%, 03/01/19	EUR	152	201,305
4.50%, 02/01/20	EUR	2,077	2,728,356
4.50%, 03/01/26	EUR	394	482,889
4.75%, 09/15/16	EUR	939	1,280,928
4.75%, 05/01/17	EUR	25	33,853
4.75%, 09/01/21	EUR	381	500,814
4.75%, 08/01/23	EUR	241	310,374
5.00%, 03/01/22	EUR	572	757,630
5.00%, 03/01/25[b]	EUR	100	129,101
5.00%, 08/01/39	EUR	286	345,061
5.00%, 09/01/40	EUR	360	433,451
5.25%, 08/01/17	EUR	476	657,855

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

October 31, 2012

Security		Principal (000s)	Value

5.50%, 09/01/22	EUR	177	$241,065
6.00%, 11/15/14	EUR	509	706,147
6.00%, 05/01/31	EUR	603	822,577
6.50%, 11/01/27	EUR	1,321	1,906,823
7.25%, 11/01/26	EUR	450	697,977
9.00%, 11/01/23	EUR	426	730,492

			22,377,406
JAPAN — 21.43%
Japan (Government of)
0.10%, 10/15/13	JPY	494,900	6,191,977
0.80%, 09/20/22	JPY	22,000	276,338
0.90%, 06/20/14	JPY	432,250	5,478,700
1.10%, 12/20/21	JPY	132,950	1,724,874
1.10%, 03/20/33	JPY	45,850	514,142
1.50%, 09/20/15	JPY	984,700	12,815,144
1.50%, 12/20/17	JPY	782,100	10,428,261
1.60%, 06/20/30	JPY	36,750	463,281
1.80%, 09/20/31	JPY	122,800	1,575,199
1.80%, 11/22/32	JPY	63,850	813,203
1.90%, 12/20/28	JPY	41,850	559,140
1.90%, 03/20/29	JPY	33,650	448,442
2.00%, 09/20/41	JPY	86,950	1,105,025
2.00%, 03/20/52	JPY	18,850	227,561
2.10%, 12/20/21	JPY	179,450	2,526,781
2.10%, 03/20/25	JPY	157,150	2,210,402
2.10%, 12/20/26	JPY	230,850	3,213,878
2.10%, 12/20/27	JPY	98,200	1,357,145
2.20%, 09/21/20	JPY	864,000	12,208,094
2.20%, 09/20/28	JPY	107,250	1,493,892
2.20%, 03/20/30	JPY	265,250	3,656,388
2.20%, 03/20/31	JPY	87,850	1,202,994
2.20%, 03/20/49	JPY	19,600	252,880
2.20%, 03/20/50	JPY	21,000	269,929
2.20%, 03/20/51	JPY	26,950	344,702
2.40%, 03/20/48	JPY	46,650	633,315
2.50%, 09/20/36	JPY	147,350	2,081,611
2.50%, 09/20/37	JPY	54,500	769,825

			74,843,123
NETHERLANDS — 4.54%
Netherlands (Kingdom of the)
2.50%, 01/15/33[a]	EUR	765	1,004,432
2.75%, 01/15/15[a]	EUR	2,988	4,091,810

Security		Principal (000s)	Value

3.25%, 07/15/15[a]	EUR	350	$490,171
3.75%, 01/15/23[a]	EUR	4,820	7,365,620
3.75%, 01/15/42[a]	EUR	310	508,220
4.00%, 07/15/19[a]	EUR	167	255,227
4.00%, 01/15/37[a]	EUR	72	119,577
4.25%, 07/15/13[a]	EUR	254	338,792
4.50%, 07/15/17[a]	EUR	1,112	1,692,646

			15,866,495
NORWAY — 1.11%
Norway (Kingdom of)
3.75%, 05/25/21	NOK	3,648	736,098
4.25%, 05/19/17	NOK	4,751	933,308
4.50%, 05/22/19	NOK	5,600	1,152,044
5.00%, 05/15/15	NOK	5,462	1,042,308

			3,863,758
PORTUGAL — 4.30%
Portugal (Republic of)
3.35%, 10/15/15	EUR	1,509	1,851,214
3.60%, 10/15/14	EUR	1,183	1,496,560
3.85%, 04/15/21	EUR	1,295	1,263,065
4.10%, 04/15/37	EUR	1,054	841,196
4.20%, 10/15/16	EUR	950	1,166,336
4.35%, 10/16/17	EUR	1,003	1,194,593
4.38%, 06/16/14	EUR	975	1,256,906
4.45%, 06/15/18	EUR	1,040	1,177,865
4.75%, 06/14/19	EUR	1,267	1,385,661
4.80%, 06/15/20	EUR	1,221	1,288,779
4.95%, 10/25/23[b]	EUR	1,270	1,280,794
6.40%, 02/15/16	EUR	614	803,562

			15,006,531
SPAIN — 4.69%
Spain (Kingdom of)
2.30%, 04/30/13	EUR	530	687,420
2.50%, 10/31/13	EUR	71	91,969
3.00%, 04/30/15	EUR	2,084	2,681,190
3.15%, 01/31/16	EUR	25	31,842
3.25%, 04/30/16	EUR	1,503	1,909,339
3.30%, 10/31/14	EUR	227	296,120
3.40%, 04/30/14	EUR	619	808,413
3.75%, 10/31/15	EUR	116	150,839

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

October 31, 2012

Security		Principal (000s)	Value

3.80%, 01/31/17	EUR	146	$186,150
4.00%, 07/30/15	EUR	247	324,681
4.00%, 04/30/20	EUR	1,574	1,896,386
4.10%, 07/30/18	EUR	526	664,391
4.20%, 01/31/37	EUR	378	361,983
4.25%, 01/31/14	EUR	75	98,994
4.25%, 10/31/16	EUR	152	197,828
4.30%, 10/31/19	EUR	595	739,494
4.40%, 01/31/15	EUR	239	318,340
4.60%, 07/30/19	EUR	381	485,345
4.65%, 07/30/25	EUR	925	1,047,012
4.70%, 07/30/41	EUR	301	306,630
4.75%, 07/30/14	EUR	304	406,095
4.80%, 01/31/24	EUR	418	493,177
4.90%, 07/30/40	EUR	830	866,850
5.50%, 07/30/17	EUR	497	674,455
5.50%, 04/30/21	EUR	100	129,633
5.75%, 07/30/32	EUR	391	480,088
5.85%, 01/31/22	EUR	50	65,853

			16,400,517
SWEDEN — 4.04%
Sweden (Kingdom of)
3.00%, 07/12/16	SEK	6,945	1,125,305
3.50%, 06/01/22	SEK	11,890	2,102,674
3.50%, 03/30/39	SEK	9,165	1,748,331
3.75%, 08/12/17	SEK	13,860	2,353,196
4.25%, 03/12/19	SEK	8,340	1,490,640
4.50%, 08/12/15	SEK	3,865	640,724
5.00%, 12/01/20	SEK	6,660	1,279,737
6.75%, 05/05/14	SEK	20,605	3,380,662

			14,121,269
SWITZERLAND — 3.11%
Switzerland (Confederation of)
2.25%, 07/06/20	CHF	301	370,852
2.50%, 03/12/16	CHF	517	603,500
3.00%, 05/12/19	CHF	2,737	3,475,919
4.00%, 02/11/23	CHF	419	603,842
4.00%, 04/08/28	CHF	1,402	2,188,066
4.25%, 01/06/14	CHF	1,533	1,732,033
4.25%, 06/05/17	CHF	1,469	1,884,207

			10,858,419

Security		Principal (000s) or Shares	Value

UNITED KINGDOM — 5.31%
United Kingdom
1.75%, 01/22/17	GBP	1,467	$2,470,497
2.25%, 03/07/14	GBP	699	1,156,034
2.75%, 01/22/15	GBP	693	1,176,378
3.75%, 09/07/20	GBP	98	185,175
3.75%, 09/07/21	GBP	196	371,255
3.75%, 07/22/52	GBP	546	979,727
4.00%, 09/07/16	GBP	732	1,335,910
4.00%, 03/07/22	GBP	2,230	4,310,417
4.00%, 01/22/60	GBP	248	478,206
4.25%, 06/07/32	GBP	249	494,472
4.25%, 12/07/55	GBP	224	448,536
4.75%, 12/07/30	GBP	126	266,389
4.75%, 12/07/38	GBP	2,194	4,655,693
5.00%, 03/07/25	GBP	98	208,371

			18,537,060

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $324,988,752)			340,513,240

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]		190,847	190,847

			190,847

TOTAL SHORT-TERM INVESTMENTS (Cost: $190,847)			190,847

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

October 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 97.55% (Cost: $325,179,599)	$340,704,087
Other Assets, Less Liabilities — 2.45%	8,546,827

NET ASSETS — 100.00%	$349,250,914

AUD  —  Australian Dollar

CAD  —  Canadian Dollar

CHF  —  Swiss Franc

DKK  —  Danish Krone

EUR  —  Euro

GBP  —  British Pound

JPY  —  Japanese Yen

NOK  —  Norwegian Krone

SEK  —  Swedish Krona

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Statements of Assets and Liabilities

iSHARES® TRUST

October 31, 2012

	iShares J.P. Morgan USD Emerging Markets Bond Fund	iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund	iShares S&P/Citigroup International Treasury Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$5,524,362,186	$186,141,073	$324,988,752
Affiliated (Note 2)	79,424,678	29,808	190,847

Total cost of investments	$5,603,786,864	$186,170,881	$325,179,599

Investments in securities, at fair value (Note 1):
Unaffiliated	$6,027,322,360	$184,309,007	$340,513,240
Affiliated (Note 2)	79,424,678	29,808	190,847

Total fair value of investments	6,106,747,038	184,338,815	340,704,087
Foreign currencies, at value[a]	—	1,410,150	5,940,177
Receivables:
Due from custodian (Note 4)	11,261,986	—	—
Interest	83,997,159	2,192,988	4,359,745

Total Assets	6,202,006,183	187,941,953	351,004,009

LIABILITIES
Payables:
Investment securities purchased	13,540,208	2,541,450	1,649,832
Investment advisory fees (Note 2)	3,033,439	55,166	103,263

Total Liabilities	16,573,647	2,596,616	1,753,095

NET ASSETS	$6,185,432,536	$185,345,337	$349,250,914

Net assets consist of:
Paid-in capital	$5,686,295,110	$195,998,211	$346,964,419
Undistributed net investment income	17,805,017	685,397	1,481,495
Accumulated net realized loss	(21,627,765)	(9,522,995)	(14,769,941)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	502,960,174	(1,815,276)	15,574,941

NET ASSETS	$6,185,432,536	$185,345,337	$349,250,914

Shares outstanding[b]	51,200,000	1,900,000	3,400,000

Net asset value per share	$120.81	$97.55	$102.72

[a]	Cost of foreign currencies: $ —, $1,417,326 and $5,943,718, respectively.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended October 31, 2012

	iShares J.P. Morgan USD Emerging Markets Bond Fund	iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund	iShares S&P/Citigroup International Treasury Bond Fund

NET INVESTMENT INCOME
Interest — unaffiliated	$232,504,110	$4,721,844	$9,990,852
Interest — affiliated (Note 2)	29,270	170	547
Securities lending income — affiliated (Note 2)	—	3,561	—

Total investment income	232,533,380	4,725,575	9,991,399

EXPENSES
Investment advisory fees (Note 2)	26,723,419	611,365	1,066,779

Total expenses	26,723,419	611,365	1,066,779

Net investment income	205,809,961	4,114,210	8,924,620

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,302,441)	(8,968,995)	(13,937,710)
In-kind redemptions — unaffiliated	50,711,425	(607,342)	(976,847)
Foreign currency transactions	—	(352,406)	(397,474)

Net realized gain (loss)	41,408,984	(9,928,743)	(15,312,031)

Net change in unrealized appreciation/depreciation on:
Investments	402,195,069	(9,011)	12,810,039
Translation of assets and liabilities in foreign currencies	—	92,322	97,171

Net change in unrealized appreciation/depreciation	402,195,069	83,311	12,907,210

Net realized and unrealized gain (loss)	443,604,053	(9,845,432)	(2,404,821)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$649,414,014	$(5,731,222)	$6,519,799

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares J.P. Morgan USD Emerging Markets Bond Fund
	Year ended October 31, 2012	Period from March 1, 2011 to October 31, 2011[a]	Year Ended February 28, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$205,809,961	$94,335,024	$97,509,115
Net realized gain	41,408,984	17,761,672	30,740,212
Net change in unrealized appreciation/depreciation	402,195,069	78,915,409	(8,516,195)

Net increase in net assets resulting from operations	649,414,014	191,012,105	119,733,132

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(199,274,047)	(92,142,016)	(94,018,051)

Total distributions to shareholders	(199,274,047)	(92,142,016)	(94,018,051)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,191,441,318	1,115,161,326	1,435,780,887
Cost of shares redeemed	(600,402,010)	(310,636,739)	(387,975,978)

Net increase in net assets from capital share transactions	2,591,039,308	804,524,587	1,047,804,909

INCREASE IN NET ASSETS	3,041,179,275	903,394,676	1,073,519,990

NET ASSETS
Beginning of period	3,144,253,261	2,240,858,585	1,167,338,595

End of period	$6,185,432,536	$3,144,253,261	$2,240,858,585

Undistributed net investment income included in net assets at end of period	$17,805,017	$11,269,103	$9,061,972

SHARES ISSUED AND REDEEMED
Shares sold	27,900,000	10,300,000	13,500,000
Shares redeemed	(5,400,000)	(2,900,000)	(3,700,000)

Net increase in shares outstanding	22,500,000	7,400,000	9,800,000

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.

See notes to financial statements.

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund
	Year ended October 31, 2012	Period from March 1, 2011 to October 31, 2011[a]	Year Ended February 28, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,114,210	$2,904,296	$1,408,278
Net realized gain (loss)	(9,928,743)	(1,240,340)	373,189
Net change in unrealized appreciation/depreciation	83,311	(2,401,555)	3,405,622

Net increase (decrease) in net assets resulting from operations	(5,731,222)	(737,599)	5,187,089

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,890,440)	(3,987,094)	(1,170,902)

Total distributions to shareholders	(4,890,440)	(3,987,094)	(1,170,902)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	38,630,862	108,206,544	10,127,149
Cost of shares redeemed	(9,457,414)	(63,913,642)	(9,526,289)

Net increase in net assets from capital share transactions	29,173,448	44,292,902	600,860

INCREASE IN NET ASSETS	18,551,786	39,568,209	4,617,047

NET ASSETS
Beginning of period	166,793,551	127,225,342	122,608,295

End of period	$185,345,337	$166,793,551	$127,225,342

Undistributed net investment income included in net assets at end of period	$685,397	$2,110,151	$2,267,224

SHARES ISSUED AND REDEEMED
Shares sold	400,000	1,000,000	100,000
Shares redeemed	(100,000)	(600,000)	(100,000)

Net increase in shares outstanding	300,000	400,000	—

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P/Citigroup International Treasury Bond Fund
	Year ended October 31, 2012	Period from March 1, 2011 to October 31, 2011[a]	Year Ended February 28, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,924,620	$4,704,236	$3,411,703
Net realized gain (loss)	(15,312,031)	(897,685)	1,072,799
Net change in unrealized appreciation/depreciation	12,907,210	3,065,847	2,205,491

Net increase in net assets resulting from operations	6,519,799	6,872,398	6,689,993

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,963,417)	(4,950,418)	(3,341,373)

Total distributions to shareholders	(8,963,417)	(4,950,418)	(3,341,373)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	89,191,143	104,577,115	60,629,475
Cost of shares redeemed	(19,626,819)	(10,448,212)	—

Net increase in net assets from capital share transactions	69,564,324	94,128,903	60,629,475

INCREASE IN NET ASSETS	67,120,706	96,050,883	63,978,095

NET ASSETS
Beginning of period	282,130,208	186,079,325	122,101,230

End of period	$349,250,914	$282,130,208	$186,079,325

Undistributed net investment income included in net assets at end of period	$1,481,495	$2,783,899	$1,946,726

SHARES ISSUED AND REDEEMED
Shares sold	900,000	1,000,000	600,000
Shares redeemed	(200,000)	(100,000)	—

Net increase in shares outstanding	700,000	900,000	600,000

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.

See notes to financial statements.

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares J.P. Morgan USD Emerging Markets Bond Fund
	Year ended Oct. 31, 2012	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Year ended Feb. 28, 2009	Period from Dec. 17, 2007[b] to Feb. 29, 2008
Net asset value, beginning of period	$109.56	$105.20	$101.51	$82.17	$100.80	$100.32

Income from investment operations:
Net investment income[c]	5.25	3.56	5.55	5.89	5.83	1.09
Net realized and unrealized gain (loss)[d]	11.23	4.35	3.63	19.17	(19.17)	0.03

Total from investment operations	16.48	7.91	9.18	25.06	(13.34)	1.12

Less distributions from:
Net investment income	(5.23)	(3.55)	(5.49)	(5.72)	(5.29)	(0.64)

Total distributions	(5.23)	(3.55)	(5.49)	(5.72)	(5.29)	(0.64)

Net asset value, end of period	$120.81	$109.56	$105.20	$101.51	$82.17	$100.80

Total return	15.50%	7.63%[e]	9.21%	31.34%	(13.68)%	1.10%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,185,433	$3,144,253	$2,240,859	$1,167,339	$139,685	$40,319
Ratio of expenses to average net assets[f]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[f]	4.61%	4.92%	5.21%	5.97%	6.61%	5.36%
Portfolio turnover rate[g]	30%	14%	24%	43%	31%	10%

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	33

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund
	Year ended Oct. 31, 2012	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Period from Jan. 21, 2009[b] to Feb. 28, 2009
Net asset value, beginning of period	$104.25	$106.02	$102.17	$92.38	$95.47

Income from investment operations:
Net investment income[c]	2.28	1.75	1.24	0.99	0.11
Net realized and unrealized gain (loss)[d]	(6.05)	(1.23)	3.65	10.09	(3.20)

Total from investment operations	(3.77)	0.52	4.89	11.08	(3.09)

Less distributions from:
Net investment income	(2.93)	(2.29)	(1.04)	(1.29)	—

Total distributions	(2.93)	(2.29)	(1.04)	(1.29)	—

Net asset value, end of period	$97.55	$104.25	$106.02	$102.17	$92.38

Total return	(3.62)%	0.48%[e]	4.82%	11.84%	(3.12)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$185,345	$166,794	$127,225	$122,608	$9,238
Ratio of expenses to average net assets[f]	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[f]	2.36%	2.44%	1.22%	0.94%	1.09%
Portfolio turnover rate[g]	100%	57%	136%	115%	23%

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/Citigroup International Treasury Bond Fund
	Year ended Oct. 31, 2012	Period from Mar. 1, 2011 to Oct. 31, 2011[a]	Year ended Feb. 28, 2011	Year ended Feb. 28, 2010	Period from Jan. 21, 2009[b] to Feb. 28, 2009
Net asset value, beginning of period	$104.49	$103.38	$101.75	$91.34	$94.29

Income from investment operations:
Net investment income[c]	2.91	2.08	2.37	2.18	0.21
Net realized and unrealized gain (loss)[d]	(1.63)	1.22	1.59	10.42	(3.16)

Total from investment operations	1.28	3.30	3.96	12.60	(2.95)

Less distributions from:
Net investment income	(3.05)	(2.19)	(2.33)	(2.19)	—

Total distributions	(3.05)	(2.19)	(2.33)	(2.19)	—

Net asset value, end of period	$102.72	$104.49	$103.38	$101.75	$91.34

Total return	1.35%	3.19%[e]	3.98%	13.85%	(3.17)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$349,251	$282,130	$186,079	$122,101	$9,134
Ratio of expenses to average net assets[f]	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[f]	2.93%	2.94%	2.35%	2.10%	2.13%
Portfolio turnover rate[g]	48%	27%	72%	108%	17%

[a]	The Fund’s fiscal year-end was changed from February 28 to October 31.
[b]	Commencement of operations.
[c]	Based on average shares outstanding throughout each period.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	35

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
J.P. Morgan USD Emerging Markets	Non-diversified
S&P/Citigroup 1-3 Year International Treasury	Non-diversified
S&P/Citigroup International Treasury	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Certain Funds may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements (Continued)

iSHARES® TRUST

• Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

J.P. Morgan USD Emerging Markets
Assets:
Foreign Agency Obligations	$—	$1,127,584,830	$—	$1,127,584,830
Foreign Government Obligations	—	4,890,937,530	—	4,890,937,530
U.S. Government Obligations	—	8,800,000	—	8,800,000
Short-Term Investments	79,424,678	—	—	79,424,678

	$79,424,678	$6,027,322,360	$—	$6,106,747,038

S&P/Citigroup 1-3 Year International Treasury
Assets:
Foreign Government Obligations	$—	$184,309,007	$—	$184,309,007
Short-Term Investments	29,808	—	—	29,808

	$29,808	$184,309,007	$—	$184,338,815

S&P/Citigroup International Treasury
Assets:
Foreign Government Obligations	$—	$340,513,240	$—	$340,513,240
Short-Term Investments	190,847	—	—	190,847

	$190,847	$340,513,240	$—	$340,704,087

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of October 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements (Continued)

iSHARES® TRUST

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Advisor”), an affiliate of BFA, under which BFA pays the Sub-Advisor for services it provides to the iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund.

Effective June 30, 2012, for its investment advisory services to the iShares J.P. Morgan USD Emerging Markets Bond Fund, BFA is entitled to an annual investment advisory fee of 0.60% based on the Fund’s allocable portion of the aggregate of the average daily net assets (of the Fund and certain other iShares funds) up to $19 billion, and 0.57% on its allocable portion of the aggregate average daily net assets in excess of $19 billion. Prior to June 30, 2012, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.60% based on the average daily net assets of the Fund.

For its investment advisory services to each of the iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund, BFA is entitled to an annual investment advisory fee of 0.35% based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.(“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended October 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Bond Fund	Securities Lending Agent Fees
S&P/Citigroup 1-3 Year International Treasury	$1,917

At a special meeting of the Board held on January 5, 2012, the trustees approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended October 31, 2012 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
J.P. Morgan USD Emerging Markets	$3,328,711	$23,444,572	$1,480,099,178	$1,297,324,162
S&P/Citigroup 1-3 Year International Treasury	–	–	182,701,296	169,749,683
S&P/Citigroup International Treasury	–	–	190,761,195	141,161,133

In-kind transactions (see Note 4) for the year ended October 31, 2012 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
J.P. Morgan USD Emerging Markets	$2,960,745,966	$578,900,273
S&P/Citigroup 1-3 Year International Treasury	28,112,509	9,013,254
S&P/Citigroup International Treasury	33,425,496	15,156,252

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements (Continued)

iSHARES® TRUST

guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of October 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of any securities on loan as of October 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of October 31, 2012, attributable to foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Bond Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
J.P. Morgan USD Emerging Markets	$46,733,617	$—	$(46,733,617)
S&P/Citigroup 1-3 Year International Treasury	(608,009)	(648,524)	1,256,533
S&P/Citigroup International Treasury	(989,164)	(1,263,607)	2,252,771

The tax character of distributions paid during the following periods was:

iShares Bond Fund	Year Ended October 31, 2012	Period Ended October 31, 2011	Year Ended February 28, 2011
J.P. Morgan USD Emerging Markets
Ordinary income	$199,274,047	$92,142,016	$94,018,051

S&P/Citigroup 1-3 Year International Treasury
Ordinary income	$4,890,440	$3,987,094	$1,170,902

S&P/Citigroup International Treasury
Ordinary income	$8,963,417	$4,950,418	$3,341,373

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of October 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares Bond Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
J.P. Morgan USD Emerging Markets	$19,838,070	$(96,030)	$479,395,386	$499,137,426
S&P/Citigroup 1-3 Year International Treasury	685,397	(9,513,280)	(1,824,991)	(10,652,874)
S&P/Citigroup International Treasury	1,481,495	(14,019,982)	14,824,982	2,286,495

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and interest accruals on defaulted bonds.

As of October 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares Bond Fund	Non- Expiring [a]	Expiring 2017	Expiring 2018	Total
J.P. Morgan USD Emerging Markets	$—	$—	$96,030	$96,030
S&P/Citigroup 1-3 Year International Treasury	9,394,370	1,262	117,648	9,513,280
S&P/Citigroup International Treasury	13,898,085	66,505	55,392	14,019,982

[a]	Must be utilized prior to losses subject to expiration.

For the year ended October 31, 2012, the iShares J.P. Morgan USD Emerging Markets Bond Fund utilized $4,867,271 of its capital loss carryforwards.

As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
J.P. Morgan USD Emerging Markets	$5,625,782,449	$517,676,672	$(36,712,083)	$480,964,589
S&P/Citigroup 1-3 Year International Treasury	186,180,596	1,699,387	(3,541,168)	(1,841,781)
S&P/Citigroup International Treasury	325,929,558	16,298,286	(1,523,757)	14,774,529

Management has reviewed the tax positions as of October 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	43

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares J.P. Morgan USD Emerging Markets Bond Fund, iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund and iShares S&P/Citigroup International Treasury Bond Fund (the “Funds”), at October 31, 2012, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

December 19, 2012

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 871(k)(1)(C) of the Internal Revenue Code, the iShares J.P. Morgan USD Emerging Markets Bond Fund hereby designates $2,238,374 as the maximum amount allowable as interest-related dividends for the fiscal year ended October 31, 2012.

The iShares J.P. Morgan USD Emerging Markets Bond Fund hereby designates $407,974 as the amount of distributions from direct Federal obligation interest for the fiscal year ended October 31, 2012. The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TAX INFORMATION	45

Board Review and Approval of Investment Advisory

Contracts (Unaudited)

iSHARES® TRUST

I.  iShares J.P. Morgan USD Emerging Markets Bond Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contracts (Unaudited) (Continued)

iSHARES® TRUST

funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Fund and its shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	47

Board Review and Approval of Investment Advisory

Contracts (Unaudited) (Continued)

iSHARES® TRUST

the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for a breakpoint in the Fund’s investment advisory fee rate as the aggregate assets of certain iShares funds, including the Fund, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contracts (Unaudited) (Continued)

iSHARES® TRUST

II.  iShares S&P/Citigroup 1-3 Year International Treasury and iShares S&P/Citigroup International Treasury Bond Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”), and the sub-advisory agreement between BFA and BlackRock International Limited (“BIL”) (the “Sub-Advisory Agreement”), on behalf of the Funds. The Advisory Contract and the Sub-Advisory Agreement are referred to hereafter as the “Advisory Agreements”. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Agreements, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Agreements for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Agreements for the Funds, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group. The Board noted that BFA pays the sub-advisory fees to BIL, and that there are no additional fees imposed on the Funds in respect of the services provided under the Sub-Advisory Agreement.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	49

Board Review and Approval of Investment Advisory

Contracts (Unaudited) (Continued)

iSHARES® TRUST

the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA (and any services provided by BIL on BFA’s behalf or at BFA’s direction) under the Advisory Agreements for the coming year as compared to the scope of services provided by BFA and BIL over prior years. In reviewing the scope of these services, the Board considered the investment philosophy and experience of BFA and BIL, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered the compliance program of BFA and BIL and their compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, matters related to BFA’s and BIL’s portfolio compliance policies and procedures, and BFA’s oversight of the services provided by BIL. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA and BIL to the Funds under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Agreements and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contracts (Unaudited) (Continued)

iSHARES® TRUST

and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that should material economies of scale exist in the future, a breakpoint structure for the Funds may be appropriate. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rates incorporate potential economies of scale and supported the approval of the continuance of the Advisory Agreements for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as any of the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different, generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA and BIL generally do not use soft dollars or consider the value of research or other services that may be provided to BFA and BIL (including their affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Agreements for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACTS	51

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
J.P. Morgan USD Emerging Markets	$5.20410	$—	$0.02447	$5.22857	100%	—%	0%[a]	100%
S&P/Citigroup 1-3 Year International Treasury	2.92855	—	—	2.92855	100	—	—	100
S&P/Citigroup International Treasury	3.04818	—	—	3.04818	100	—	—	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares J.P. Morgan USD Emerging Markets Bond Fund

Period Covered: January 1, 2008 through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	16	1.34%
Greater than 5.5% and Less than 6.0%	3	0.25
Greater than 5.0% and Less than 5.5%	1	0.08
Greater than 4.5% and Less than 5.0%	3	0.25
Greater than 4.0% and Less than 4.5%	6	0.50
Greater than 3.5% and Less than 4.0%	4	0.33
Greater than 3.0% and Less than 3.5%	6	0.50
Greater than 2.5% and Less than 3.0%	17	1.42
Greater than 2.0% and Less than 2.5%	30	2.51
Greater than 1.5% and Less than 2.0%	87	7.27
Greater than 1.0% and Less than 1.5%	182	15.22
Greater than 0.5% and Less than 1.0%	563	47.08
Between 0.5% and –0.5%	250	20.91
Less than –0.5% and Greater than –1.0%	11	0.92
Less than –1.0% and Greater than –1.5%	3	0.25
Less than –1.5% and Greater than –2.0%	2	0.17
Less than –2.0% and Greater than –2.5%	3	0.25
Less than –2.5% and Greater than –3.0%	3	0.25
Less than –3.0% and Greater than –3.5%	1	0.08
Less than –3.5%	5	0.42

	1,196	100.00%

iShares S&P/Citigroup 1-3 Year International Treasury Bond Fund

Period Covered: April 1, 2009 through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	13	1.47%
Greater than 1.5% and Less than 2.0%	55	6.23
Greater than 1.0% and Less than 1.5%	105	11.89
Greater than 0.5% and Less than 1.0%	114	12.91
Between 0.5% and –0.5%	543	61.50
Less than –0.5% and Greater than –1.0%	46	5.21
Less than –1.0% and Greater than –1.5%	6	0.68
Less than –1.5% and Greater than –2.0%	1	0.11

	883	100.00%

SUPPLEMENTAL INFORMATION	53

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P/Citigroup International Treasury Bond Fund

Period Covered: April 1, 2009 through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.11%
Greater than 2.5% and Less than 3.0%	2	0.23
Greater than 2.0% and Less than 2.5%	10	1.13
Greater than 1.5% and Less than 2.0%	17	1.93
Greater than 1.0% and Less than 1.5%	106	12.00
Greater than 0.5% and Less than 1.0%	183	20.72
Between 0.5% and –0.5%	527	59.69
Less than –0.5% and Greater than –1.0%	30	3.40
Less than –1.0% and Greater than –1.5%	5	0.57
Less than –1.5% and Greater than –2.0%	1	0.11
Less than –2.0%	1	0.11

	883	100.00%

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 276 funds (as of October 31, 2012) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	55

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Pain Webber Inc.) (2004-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).

Director (since 1998) and President (2007-2011) of the Board of Directors, Catholic Charities CYO; Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006), The Thacher School; Trustee of Pacific Select Funds (2004-2005); Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese

of San Francisco.

Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (35 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	57

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director, BlackRock (since 2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Scott Radell (44)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007).

Amy Schioldager (50)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange-Traded Funds Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by J.P. Morgan, Standard & Poor’s or Citigroup Inc. None of these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-103-1012

October 31, 2012

2012 Annual Report

iShares Trust

iShares Floating Rate Note Fund  |  FLOT  |  NYSE Arca

iShares Aaa - A Rated Corporate Bond Fund  |  QLTA  |  NYSE Arca

iShares Baa - Ba Rated Corporate Bond Fund  |  QLTB  |  BATS

iShares B - Ca Rated Corporate Bond Fund  |  QLTC  |  BATS

iShares Financials Sector Bond Fund  |  MONY  |  NYSE Arca

iShares Industrials Sector Bond Fund  |  ENGN  |  NYSE Arca

iShares Utilities Sector Bond Fund  |  AMPS  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® FLOATING RATE NOTE FUND

Performance as of October 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 10/31/12			Inception to 10/31/12			Inception to 10/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
3.23%	4.04%	3.21%	1.36%	1.72%	1.53%	1.88%	2.38%	2.12%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (6/14/11). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/17/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® FLOATING RATE NOTE FUND

BOND CREDIT QUALITY

As of 10/31/12

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	14.14%
Aa1	2.12
Aa2	11.06
Aa3	8.55
A1	10.67
A2	24.66
A3	10.72
Baa1	9.24
Baa2	6.82
Baa3	1.17
Ba1	0.20
Not Rated	0.65

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

National Australia Bank Ltd., 1.07%, 04/11/14	1.62%
Commonwealth Bank of Australia, 1.12%, 03/17/14	1.47
J.P. Morgan Chase & Co., 1.14%, 05/02/14	1.41
Wachovia Corp./Wells Fargo & Co., 0.66%, 06/15/17	1.41
Kommunalbanken AS, 0.74%, 03/27/17	1.39
Goldman Sachs Group Inc. (The), 1.44%, 02/07/14	1.26
J.P. Morgan Chase & Co., 1.43%, 03/20/15	1.25
KfW, 0.51%, 01/17/14	1.24
KfW, 0.47%, 03/13/15	1.24
Morgan Stanley, 0.82%, 10/15/15	1.22

TOTAL	13.51%

The iShares Floating Rate Note Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays US Floating Rate Note < 5 Years Index (the “Index”). The Index measures the performance of U.S. dollar-denominated, investment grade floating rate notes. Securities in the Index have a remaining maturity of greater than or equal to one month and less than five years, and have $300 million or more of outstanding face value. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended October 31, 2012 (the “reporting period”), the total return for the Fund was 3.23%, net of fees, while the total return for the Index was 3.21%.

Floating rate notes, as measured by the Index, generally delivered positive returns for the reporting period. Several factors, including the sovereign debt crisis in Europe and weak economic conditions among developed countries, continued to create a volatile environment and impacted bond market performance during the reporting period.

Global economic conditions also affected bond returns during the reporting period. In Europe, a number of countries faced recession, due in part to austerity measures intended to bring fiscal deficits under control. Economic weakness in Europe also had a dampening effect on emerging markets such as China, which rely heavily on exports to Europe and other developed countries as a meaningful component of their economies. Expectations of further easing in China provided cause for optimism. Additional quantitative easing measures in Japan and the UK also improved investor confidence.

U.S. economic growth continued to be tepid throughout the reporting period. Although there was some improvement in the housing market during the reporting period, the unemployment rate in the U.S. remained stubbornly high. In an effort to help promote a stronger economic recovery, the U.S. Federal Reserve Bank (the “Fed”) implemented its third round of quantitative easing, dubbed QE3. Under the plan, the Fed will purchase $40 billion in mortgage-backed securities each month, with no stated end date for the plan. In addition, the Fed vowed to maintain low short-term interest rates until 2015.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® FLOATING RATE NOTE FUND

Because floating rate notes have a variable coupon, they have minimal interest rate risk. However, they are subject to credit rate risk. During the course of the reporting period, 3-month LIBOR (London Interbank Offered Rate) declined from 0.42% to 0.31% as credit conditions improved. Performance for floating rate notes mirrored investor optimism, declining in the early months of the reporting period and strengthening as investors’ appetite for risk increased and credit spreads declined.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® Aaa - A RATED CORPORATE BOND FUND

Performance as of October 31, 2012

Cumulative Total Returns
Inception to 10/31/12
NAV	MARKET	INDEX
6.11%	6.71%	6.61%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/14/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/16/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

PORTFOLIO ALLOCATION

As of 10/31/12

Maturity	Percentage of Total Investments*

1-5 Years	48.54%
5-10 Years	29.09
10-15 Years	0.60
15-20 Years	0.33
More than 20 Years	21.44

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

BP Capital Markets PLC, 1.85%, 05/05/17	0.96%
International Business Machines Corp., 0.75%, 05/11/15	0.91
Hewlett-Packard Co., 2.60%, 09/15/17	0.91
Bank of America Corp., 7.38%, 05/15/14	0.90
Pfizer Inc., 5.35%, 03/15/15	0.77
Wells Fargo & Co., 3.75%, 10/01/14	0.75
Goldman Sachs Group Inc. (The), 6.00%, 05/01/14	0.74
J.P. Morgan Chase & Co., 3.70%, 01/20/15	0.70
Anheuser-Busch InBev Worldwide Inc., 0.80%, 07/15/15	0.70
Wells Fargo & Co., 1.50%, 07/01/15	0.69

TOTAL	8.03%

The iShares Aaa - A Rated Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Corporate Aaa - A Capped Index (the “Index”). The Index is a subset of the Barclays U.S. Corporate Index and measures the performance of the Aaa - A rated range of the fixed-rate, U.S. dollar-denominated taxable, corporate bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 14, 2012 (inception date of the Fund) through October 31, 2012 (the “reporting period”), the total return for the Fund was 6.11%, net of fees, while the total return for the Index was 6.61%.

Corporate bonds rated Aaa to A, as measured by the Index, delivered sound returns for the reporting period. A back and forth between risk taking and risk aversion created a volatile environment in the bond market for the reporting period. As the period progressed, rising investor demand for yield, combined with expectations for monetary easing, drove bond market gains.

U.S. economic growth continued to be tepid throughout the reporting period. Although there was some improvement in the housing market during the reporting period, the unemployment rate in the U.S. remained stubbornly high. In an effort to help promote a stronger economic recovery, the U.S. Federal Reserve Bank (the “Fed”) implemented its third round of quantitative easing, dubbed QE3. Under the plan, the Fed will purchase $40 billion in mortgage-backed securities each month, with no stated end date for the plan. In addition, the Fed vowed to maintain low short-term interest rates until 2015.

Also, the sovereign debt crisis in Europe worsened, adding to investor concern during the reporting period. As concerns grew about the sustainability of the euro, the European Central Bank took action, announcing that it would purchase the sovereign bonds of financially troubled nations in the eurozone.

In response to these two events involving the Fed and European Central Bank, investor optimism rose, sparking a rally in relatively riskier instruments. In this environment, corporate bonds generally outpaced the performance of Treasury paper. Within the corporate bond universe, higher-rated issues modestly lagged the returns of lower-rated debt, and shorter-term paper underperformed longer-term bonds as interest rates declined, which benefitted longer duration bonds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

Performance as of October 31, 2012

Cumulative Total Returns
Inception to 10/31/12
NAV	MARKET	INDEX
7.64%	8.27%	7.62%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 4/24/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/26/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

PORTFOLIO ALLOCATION

As of 10/31/12

Maturity	Percentage of Total Investments*

1-5 Years	24.89%
5-10 Years	50.02
10-15 Years	1.69
15-20 Years	4.50
More than 20 Years	18.90

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Ford Motor Credit Co. LLC, 5.00%, 05/15/18	1.39%
Comcast Corp., 6.95%, 08/15/37	0.87
American International Group Inc., 3.80%, 03/22/17	0.85
Time Warner Cable Inc., 8.25%, 04/01/19	0.84
Express Scripts Holding Co., 2.65%, 02/15/17	0.82
American International Group Inc., 8.25%, 08/15/18	0.82
Watson Pharmaceuticals Inc., 3.25%, 10/01/22	0.82
Prudential Financial Inc., 7.38%, 06/15/19	0.81
SMFG Preferred Capital USD 3 Ltd., 9.50%, 12/31/49	0.80
Ford Motor Credit Co. LLC, 12.00%, 05/15/15	0.78

TOTAL	8.80%

The iShares Baa - Ba Rated Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Corporate Baa - Ba Capped Index (the “Index”). The Index is a subset of the Barclays U.S. Corporate Index and Barclays U.S. Corporate High Yield Index and measures the performance of the Baa1 - Ba3 rated range of the fixed-rate, U.S. dollar-denominated taxable, corporate bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from April 24, 2012 (inception date of the Fund) through October 31, 2012 (the “reporting period”), the total return for the Fund was 7.64%, net of fees, while the total return for the Index was 7.62%.

Corporate bonds rated Baa to Ba, as measured by the Index, delivered solid returns for the reporting period. A back and forth between risk taking and risk aversion created a volatile environment in the bond market for the reporting period. As the period progressed, rising investor demand for yield, combined with expectations for monetary easing, drove bond market gains.

U.S. economic growth continued to be tepid throughout the reporting period. Although there was some improvement in the housing market during the reporting period, the unemployment rate in the U.S. remained stubbornly high. In an effort to help promote a stronger economic recovery, the U.S. Federal Reserve Bank (the “Fed”) implemented its third round of quantitative easing, dubbed QE3. Under the plan, the Fed will purchase $40 billion in mortgage-backed securities each month, with no stated end date for the plan. In addition, the Fed vowed to maintain low short-term interest rates until 2015.

Also, the sovereign debt crisis in Europe worsened, adding to investor concern during the reporting period. As concerns grew about the sustainability of the euro, the European Central Bank took action, announcing that it would purchase the sovereign bonds of financially troubled nations in the eurozone.

In response to these two events involving the Fed and European Central Bank, investor optimism rose, sparking a rally in relatively riskier instruments. In this environment, corporate bonds generally outpaced the performance of Treasury paper. Within the corporate bond universe, higher-rated issues modestly lagged the returns of lower-rated debt, and shorter-term paper underperformed longer-term bonds as interest rates declined, which benefitted longer duration bonds.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® B - Ca RATED CORPORATE BOND FUND

Performance as of October 31, 2012

Cumulative Total Returns
Inception to 10/31/12
NAV	MARKET	INDEX
6.46%	6.08%	6.67%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 4/24/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/26/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® B - Ca RATED CORPORATE BOND FUND

PORTFOLIO ALLOCATION

As of 10/31/12

Maturity	Percentage of Total Investments*

1-5 Years	27.61%
5-10 Years	66.80
10-15 Years	2.26
15-20 Years	2.50
More than 20 Years	0.83

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Reynolds Group Issuer Inc./Reynolds Group Issuer LLC, 9.88%, 08/15/19	1.77%
First Data Corp., 12.63%, 01/15/21	1.50
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc., 10.00%, 12/01/20	1.32
Valeant Pharmaceuticals International Inc., 7.00%, 10/01/20	1.30
Clearwire Communications LLC/Clearwire Finance Inc., 12.00%, 12/01/15	1.29
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19	1.21
Ally Financial Inc., 8.00%, 11/01/31	1.16
Sprint Nextel Corp., 8.38%, 08/15/17	1.12
Sirius XM Radio Inc., 8.75%, 04/01/15	1.10
EP Energy LLC/EP Energy Finance Inc., 9.38%, 05/01/20	1.07

TOTAL	12.84%

The iShares B - Ca Rated Corporate Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Corporate B - Ca Capped Index (the “Index”). The Index is a subset of the Barclays U.S. Corporate High Yield Index and measures the performance of the B1 - Ca rated range of the fixed-rate, U.S. dollar-denominated taxable, corporate bond market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from April 24, 2012 (inception date of the Fund) through October 31, 2012 (the “reporting period”), the total return for the Fund was 6.46%, net of fees, while the total return for the Index was 6.67%.

Corporate bonds rated B to Ca, as measured by the Index, delivered sound returns for the reporting period. A back and forth between risk taking and risk aversion created a volatile environment for the reporting period. As the period progressed, rising investor demand for yield, combined with expectations for monetary easing, drove bond market gains.

U.S. economic growth continued to be tepid throughout the reporting period. Although there was some improvement in the housing market during the reporting period, the unemployment rate in the U.S. remained stubbornly high. In an effort to help promote a stronger economic recovery, the U.S. Federal Reserve Bank (the “Fed”) implemented its third round of quantitative easing, dubbed QE3. Under the plan, the Fed will purchase $40 billion in mortgage-backed securities each month, with no stated end date for the plan. In addition, the Fed vowed to maintain low short-term interest rates until 2015.

Also, the sovereign debt crisis in Europe worsened, adding to investor concern during the reporting period. As concerns grew about the sustainability of the euro, the European Central Bank took action, announcing that it would purchase the sovereign bonds of financially troubled nations in the eurozone.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® B - Ca RATED CORPORATE BOND FUND

In response to these two events involving the Fed and European Central Bank, investor optimism rose, sparking a rally in relatively riskier instruments as demand for high-yield bonds expanded. In this environment, corporate bonds generally outpaced the performance of Treasury paper. Within the corporate bond universe, higher-rated issues modestly lagged the returns of lower-rated debt. Although the default rate for high-yield corporate debt edged higher (from 2.5% in the first quarter of 2012 to 3.0% in the third quarter of 2012), it remained low relative to historic levels.

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® FINANCIALS SECTOR BOND FUND

Performance as of October 31, 2012

Cumulative Total Returns
Inception to 10/31/12
NAV	MARKET	INDEX
7.97%	8.53%	9.00%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/14/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/16/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® FINANCIALS SECTOR BOND FUND

BOND CREDIT QUALITY

As of 10/31/12

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	0.52%
Aa1	1.30
Aa2	4.57
Aa3	5.49
A1	7.49
A2	22.03
A3	14.63
Baa1	13.11
Baa2	26.41
Baa3	3.05
Ba1	1.40

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Goldman Sachs Group Inc. (The), 6.00%, 05/01/14	2.52%
Wells Fargo & Co., 3.75%, 10/01/14	2.50
General Electric Capital Corp., Series A, 6.75%, 03/15/32	2.17
Morgan Stanley, 5.75%, 01/25/21	2.10
Citigroup Inc., 4.75%, 05/19/15	2.03
PNC Funding Corp., 2.70%, 09/19/16	2.00
J.P. Morgan Chase & Co., 3.15%, 07/05/16	1.99
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	1.98
General Electric Capital Corp., 2.25%, 11/09/15	1.95
UBS AG Stamford, 5.88%, 12/20/17	1.94

TOTAL	21.18%

The iShares Financials Sector Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Financial Institutions Capped Bond Index (the “Index”). The Index measures the performance of U.S. dollar-denominated publicly-issued investment-grade corporate bonds in the financial sector. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 14, 2012 (inception date of the Fund) through October 31, 2012 (the “reporting period”), the total return for the Fund was 7.97%, net of fees, while the total return for the Index was 9.00%.

Corporate financial sector bonds, as measured by the Index, delivered sound returns for the reporting period. A back and forth between risk taking and risk aversion created a volatile environment in the bond market for the reporting period. As the period progressed, rising investor demand for yield, combined with expectations for monetary easing, drove bond market gains.

U.S. economic growth continued to be tepid throughout the reporting period. Although there was some improvement in the housing market during the reporting period, the unemployment rate in the U.S. remained stubbornly high. In an effort to help promote a stronger economic recovery, the U.S. Federal Reserve Bank (the “Fed”) implemented its third round of quantitative easing, dubbed QE3. Under the plan, the Fed will purchase $40 billion in mortgage-backed securities each month, with no stated end date for the plan. In addition, the Fed vowed to maintain low short-term interest rates until 2015.

Also, the sovereign debt crisis in Europe worsened, adding to investor concern during the reporting period. As concerns grew about the sustainability of the euro, the European Central Bank took action, announcing that it would purchase the sovereign bonds of financially troubled nations in the eurozone.

In response to these two events involving the Fed and European Central Bank, investor optimism rose, sparking a rally in relatively riskier instruments. In this environment, corporate bonds generally outpaced the performance of Treasury paper. Within the corporate bond universe, those issued by companies in the financial sector, which had been among the most severely hit sectors in the economic downturn, experienced relatively strong returns. Actions by the Fed in the U.S. as well as central banks globally helped to create a resurgence in the financial sector, prompting investors to return to the sector.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® INDUSTRIALS SECTOR BOND FUND

Performance as of October 31, 2012

Cumulative Total Returns
Inception to 10/31/12
NAV	MARKET	INDEX
5.76%	6.50%	6.07%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/14/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/16/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® INDUSTRIALS SECTOR BOND FUND

BOND CREDIT QUALITY

As of 10/31/12

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	2.01%
Aa1	0.83
Aa2	2.86
Aa3	5.89
A1	9.57
A2	19.18
A3	15.69
Baa1	11.77
Baa2	19.08
Baa3	13.12

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

NBCUniversal Media LLC, 5.15%, 04/30/20	1.90%
Caterpillar Financial Services Corp., 7.15%, 02/15/19	1.71
Verizon Communications Inc., 7.75%, 12/01/30	1.45
AT&T Inc., 5.35%, 09/01/40	1.41
Rio Tinto Finance (USA) Ltd., 3.75%, 09/20/21	1.38
Anadarko Petroleum Corp., 6.38%, 09/15/17	1.17
Time Warner Inc., 7.70%, 05/01/32	1.17
Wal-Mart Stores Inc., 6.50%, 08/15/37	1.16
America Movil SAB de CV, 5.00%, 03/30/20	1.13
Dow Chemical Co. (The), 8.55%, 05/15/19	1.09

TOTAL	13.57%

The iShares Industrials Sector Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Industrial Bond Index (the “Index”). The Index measures the performance of U.S. dollar-denominated publicly-issued investment-grade U.S. corporate bonds in the industrial sector. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 14, 2012 (inception date of the Fund) through October 31, 2012 (the “reporting period”), the total return for the Fund was 5.76%, net of fees, while the total return for the Index was 6.07%.

Corporate industrial sector bonds, as measured by the Index, delivered sound returns for the reporting period. A back and forth between risk taking and risk aversion created a volatile environment in the bond market for the reporting period. As the period progressed, rising investor demand for yield, combined with expectations for monetary easing, drove bond market gains.

U.S. economic growth continued to be tepid throughout the reporting period. Although there was some improvement in the housing market during the reporting period, the unemployment rate in the U.S. remained stubbornly high. In an effort to help promote a stronger economic recovery, the U.S. Federal Reserve Bank (the “Fed”) implemented its third round of quantitative easing, dubbed QE3. Under the plan, the Fed will purchase $40 billion in mortgage-backed securities each month, with no stated end date for the plan. In addition, the Fed vowed to maintain low short-term interest rates until 2015.

Also, the sovereign debt crisis in Europe worsened, adding to investor concern during the reporting period. As concerns grew about the sustainability of the euro, the European Central Bank took action, announcing that it would purchase the sovereign bonds of financially troubled nations in the eurozone.

In response to these two events involving the Fed and European Central Bank, investor optimism rose, sparking a rally in relatively riskier instruments. In this environment, corporate bonds generally outpaced the performance of Treasury paper. Within the corporate bond universe, those issued by companies in the industrial sector experienced relatively modest returns. Having struggled with low industrial output levels amid weak global economic conditions, though, industrials companies benefited from the increased investor optimism late in the period due to central bank actions and apparently improving economic conditions.

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® UTILITIES SECTOR BOND FUND

Performance as of October 31, 2012

Cumulative Total Returns
Inception to 10/31/12
NAV	MARKET	INDEX
6.64%	8.35%	7.05%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/14/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/16/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® UTILITIES SECTOR BOND FUND

BOND CREDIT QUALITY

As of 10/31/12

Moody’s Credit Rating	Percentage of Total Investments*

Aa3	4.02%
A1	8.79
A2	7.28
A3	19.03
Baa1	19.41
Baa2	28.56
Baa3	12.91

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

MidAmerican Energy Holdings Co., 6.13%, 04/01/36	3.10%
Kinder Morgan Energy Partners LP, 5.80%, 03/15/35	2.81
TransCanada PipeLines Ltd., 7.63%, 01/15/39	2.62
Enterprise Products Operating LLC, 5.20%, 09/01/20	2.58
Virginia Electric and Power Co., 8.88%, 11/15/38	2.51
Nisource Finance Corp., 5.45%, 09/15/20	2.25
DTE Energy Co., 6.35%, 06/01/16	2.24
FirstEnergy Corp., Series C, 7.38%, 11/15/31	2.23
Consumers Energy Co., Series P, 5.50%, 08/15/16	2.21
Consolidated Edison Co. of New York Inc., Series 08-B, 6.75%, 04/01/38	2.14

TOTAL	24.69%

The iShares Utilities Sector Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Utility Bond Index (the “Index”). The Index measures the performance of U.S. dollar-denominated publicly-issued investment-grade corporate bonds in the utility sector. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 14, 2012 (inception date of the Fund) through October 31, 2012 (the “reporting period”), the total return for the Fund was 6.64%, net of fees, while the total return for the Index was 7.05%.

Corporate utilities sector bonds, as measured by the Index, delivered sound returns for the reporting period. A back and forth between risk taking and risk aversion created a volatile environment in the bond market for the reporting period. As the period progressed, rising investor demand for yield, combined with expectations for monetary easing, drove bond market gains.

U.S. economic growth continued to be tepid throughout the reporting period. Although there was some improvement in the housing market during the reporting period, the unemployment rate in the U.S. remained stubbornly high. In an effort to help promote a stronger economic recovery, the U.S. Federal Reserve Bank (the “Fed”) implemented its third round of quantitative easing, dubbed QE3. Under the plan, the Fed will purchase $40 billion in mortgage-backed securities each month, with no stated end date for the plan. In addition, the Fed vowed to maintain low short-term interest rates until 2015.

Also, the sovereign debt crisis in Europe worsened, adding to investor concern during the reporting period. As concerns grew about the sustainability of the euro, the European Central Bank took action, announcing that it would purchase the sovereign bonds of financially troubled nations in the eurozone.

In response to these two events involving the Fed and European Central Bank, investor optimism rose, sparking a rally in relatively riskier instruments. In this environment, corporate bonds generally outpaced the performance of Treasury paper. Within the corporate bond universe, those issued by companies in the utilities sector experienced relatively solid returns. Although they were hampered by sluggish economic conditions, utilities companies benefited from being perceived as a defensive area of the market. Late in the reporting period, though, increased optimism led some investors to more risk-oriented areas of the market.

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 to October 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Fund	Beginning Account Value (5/1/12)	Ending Account Value (10/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Floating Rate Note
Actual	$1,000.00	$1,016.80	0.20%	$1.02
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02
Aaa - A Rated Corporate Bond
Actual	1,000.00	1,058.00	0.15	0.78
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77
Baa - Ba Rated Corporate Bond
Actual	1,000.00	1,070.40	0.30	1.57
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.30	1.53
B - Ca Rated Corporate Bond
Actual	1,000.00	1,055.60	0.55	2.85
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.55	2.80

SHAREHOLDER EXPENSES	21

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Fund	Beginning Account Value (5/1/12)	Ending Account Value (10/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Financials Sector Bond
Actual	$1,000.00	$1,066.10	0.30%	$1.56
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.30	1.53
Industrials Sector Bond
Actual	1,000.00	1,056.00	0.30	1.55
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.30	1.53
Utilities Sector Bond
Actual	1,000.00	1,063.80	0.30	1.56
Hypothetical (5% return before expenses)	1,000.00	1,023.70	0.30	1.53

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® FLOATING RATE NOTE FUND

October 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES[a] — 96.78%

AEROSPACE & DEFENSE — 0.67%
United Technologies Corp.
0.69%, 12/02/13	$1,900	$1,907,163
0.92%, 06/01/15	500	506,201

		2,413,364
APPAREL — 0.31%
VF Corp.
1.18%, 08/23/13	1,100	1,106,481

		1,106,481
AUTO MANUFACTURERS — 2.16%
Daimler Finance North America LLC
0.97%, 03/28/14[b]	2,400	2,409,238
1.60%, 09/13/13[b]	200	201,370
1.68%, 07/11/13[b]	1,000	1,007,156
Toyota Motor Credit Corp.
0.73%, 01/17/14	1,000	1,004,465
0.80%, 10/11/13	90	90,350
Volkswagen International Finance NV
0.97%, 04/01/14[b]	1,850	1,856,717
1.13%, 03/21/14[b]	1,250	1,256,256

		7,825,552
AUTO PARTS & EQUIPMENT — 0.37%
Johnson Controls Inc.
0.85%, 02/04/14	1,350	1,355,372

		1,355,372
BANKS — 60.09%
Abbey National Treasury Services PLC
1.89%, 04/25/14	1,000	998,095
ABN Amro Bank NV
2.08%, 01/30/14[b]	1,400	1,415,784
Achmea Hypotheekbank NV
0.79%, 11/03/14[b]	1,000	995,064
ANZ National International Ltd.
1.38%, 12/20/13[b]	300	302,580
Australia and New Zealand Banking Group Ltd.
1.09%, 01/10/14[b]	2,650	2,666,144

Security	Principal (000s)	Value

Bank of America Corp.
0.60%, 10/14/16	$1,400	$1,345,197
0.72%, 09/15/14[c]	1,250	1,237,118
0.76%, 08/15/16	300	281,937
1.90%, 07/11/14	1,245	1,260,406
Series L
1.73%, 01/30/14	2,000	2,017,666
Bank of America N.A.
0.67%, 06/15/16	1,250	1,190,658
0.69%, 06/15/17	2,125	1,989,984
Bank of Montreal
0.78%, 04/29/14	1,000	1,005,823
Bank of New York Mellon Corp. (The)
0.55%, 10/23/15	750	751,100
0.58%, 07/28/14[c]	950	952,320
0.72%, 01/31/14	700	702,244
Bank of Nova Scotia
1.00%, 09/11/15	1,500	1,497,569
Bank of Tokyo-Mitsubishi UFJ
1.00%, 04/02/14	1,000	999,936
1.09%, 02/24/14[b]	250	250,745
Barclays Bank PLC
1.38%, 01/13/14	1,450	1,457,102
BB&T Corp.
1.01%, 04/28/14 (Call 03/28/14)	300	302,184
BBVA U.S. Senior SA Unipersonal
2.56%, 05/16/14	200	197,470
BNP Paribas SA
0.75%, 04/08/13	200	199,958
1.25%, 01/10/14[c]	3,500	3,506,072
3.13%, 12/20/14[c]	2,500	2,592,342
BPCE SA
2.19%, 02/07/14[b]	1,700	1,719,468
Citigroup Inc.
0.53%, 03/07/14[c]	1,250	1,241,453
0.68%, 06/09/16[c]	3,990	3,739,927
0.72%, 11/05/14	500	494,865
1.28%, 02/15/13	3,850	3,856,803
1.29%, 04/01/14	1,600	1,603,992
1.79%, 01/13/14[c]	1,000	1,009,422
2.44%, 08/13/13	2,555	2,585,376

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® FLOATING RATE NOTE FUND

October 31, 2012

Security	Principal (000s)	Value

Commonwealth Bank of Australia
0.67%, 09/17/14[b,c]	$2,000	$2,007,408
0.79%, 12/10/12[b]	400	400,134
0.87%, 06/25/14[b]	3,650	3,676,678
0.93%, 03/19/13[b]	600	601,236
1.12%, 03/17/14[b,c]	5,300	5,331,906
1.14%, 08/07/13[b]	1,500	1,503,972
1.19%, 09/18/15[b,c]	1,000	1,006,614
Credit Agricole SA
1.77%, 01/21/14[b,c]	2,000	2,009,592
Credit Suisse New York
1.30%, 01/14/14	1,250	1,259,711
Danske Bank A/S
1.39%, 04/14/14[b]	1,000	990,023
Dexia Credit Local SA
0.81%, 03/05/13[b]	300	298,179
Fifth Third Bank
0.54%, 05/17/13	750	749,628
FIH Erhvervsbank A/S
0.77%, 06/13/13[b]	1,900	1,890,494
Goldman Sachs Group Inc. (The)
0.82%, 03/22/16	4,450	4,326,731
0.84%, 01/12/15[c]	1,000	987,397
0.96%, 09/29/14	2,760	2,742,979
1.31%, 07/29/13[c]	1,000	1,003,115
1.44%, 02/07/14[c]	4,535	4,552,006
Series B
0.72%, 07/22/15[c]	2,500	2,449,997
HSBC Bank PLC
0.72%, 01/18/13[b]	1,000	1,001,100
0.86%, 05/15/13[b]	1,900	1,904,429
1.09%, 08/12/13[b]	1,400	1,404,861
1.13%, 01/17/14[b]	1,500	1,507,602
ING Bank NV
1.44%, 03/15/13[b]	3,250	3,258,772
1.64%, 10/18/13[b]	1,000	1,006,643
1.81%, 06/09/14[b]	2,000	2,014,476
2.01%, 09/25/15[b]	1,500	1,508,127
Intesa Sanpaolo SpA
2.83%, 02/24/14[b]	2,750	2,711,717

Security	Principal (000s)	Value

J.P. Morgan Chase & Co.
0.59%, 11/01/12	$350	$350,000
0.98%, 10/15/15	2,000	1,999,452
1.08%, 02/26/13	1,860	1,864,284
1.11%, 09/30/13	2,000	2,012,596
1.12%, 01/24/14	3,325	3,345,941
1.14%, 05/02/14	5,100	5,130,253
1.43%, 03/20/15	4,500	4,548,649
KfW
0.32%, 01/25/13	1,150	1,150,368
0.39%, 03/17/14[c]	1,000	999,180
0.47%, 03/13/15	4,500	4,498,659
0.51%, 01/17/14	4,500	4,509,319
Landwirtschaftliche Rentenbank
0.46%, 02/12/13[b]	3,020	3,020,157
Lloyds TSB Bank PLC
2.67%, 01/24/14	2,000	2,034,926
Morgan Stanley
0.65%, 01/09/14[c]	3,200	3,171,846
0.77%, 10/18/16	2,600	2,463,198
0.82%, 10/15/15[c]	4,604	4,438,767
1.29%, 04/29/13[c]	1,450	1,452,669
1.92%, 01/24/14	2,750	2,768,109
2.94%, 05/14/13	2,750	2,776,694
National Australia Bank Ltd.
1.07%, 04/11/14[b,c]	5,850	5,884,796
1.14%, 11/08/13[b]	1,500	1,507,554
1.26%, 07/25/14[b]	2,150	2,172,844
1.57%, 08/07/15[c]	1,000	1,017,146
1.59%, 02/14/14	250	252,549
National City Bank
0.52%, 03/01/13	1,000	1,000,595
NIBC Bank NV
0.80%, 12/02/14[b]	1,250	1,245,773
Nordea Bank AB
1.24%, 01/14/14[b]	1,500	1,507,552
PNC Funding Corp.
0.51%, 01/31/14[c,d]	255	254,995
RaboBank Nederland
0.52%, 07/25/13	1,000	1,000,592

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FLOATING RATE NOTE FUND

October 31, 2012

Security	Principal (000s)	Value

Royal Bank of Canada
0.55%, 12/12/12	$550	$550,134
0.56%, 03/08/13	750	750,467
0.63%, 04/17/14	2,510	2,518,047
1.01%, 10/30/14	1,600	1,615,798
Societe Generale
1.40%, 04/11/14[b]	2,300	2,291,695
Standard Chartered PLC
1.39%, 05/12/14[b]	850	850,026
Sumitomo Mitsui Banking Corp.
1.27%, 07/22/14[b]	1,000	1,008,373
SunTrust Bank
0.72%, 08/24/15	1,000	967,048
Toronto-Dominion Bank (The)
0.49%, 07/26/13[c]	2,250	2,253,755
0.64%, 07/14/14	1,750	1,758,445
0.89%, 11/01/13	2,000	2,008,918
UBS AG Stamford
1.31%, 01/28/14	1,250	1,252,980
US Bank N.A.
0.62%, 10/14/14	350	349,335
Wachovia Bank N.A./Wells Fargo & Co.
0.72%, 03/15/16	375	369,207
0.82%, 11/03/14	1,000	993,690
Wachovia Corp./Wells Fargo & Co.
0.63%, 08/01/13	750	750,443
0.65%, 10/28/15	750	739,119
0.66%, 06/15/17	5,250	5,126,016
0.71%, 10/15/16[c]	500	486,389
2.21%, 05/01/13	750	756,482
Wells Fargo & Co.
0.51%, 10/28/15	4,300	4,255,680
1.29%, 06/26/15	1,000	1,011,193
Wells Fargo Bank N.A.
0.65%, 05/16/16	2,000	1,949,746
Westpac Banking Corp.
0.58%, 12/14/12[b]	3,900	3,900,425
0.63%, 11/26/12[b]	500	499,983
0.69%, 09/10/14[b]	500	498,894
0.81%, 06/14/13[b]	3,000	3,006,540

Security	Principal (000s)	Value

0.90%, 04/08/13[b,c]	$610	$611,582
1.09%, 03/31/14[b]	2,450	2,464,668
1.13%, 09/25/15	1,500	1,504,815
1.14%, 12/09/13	1,950	1,963,268

		217,914,955
BEVERAGES — 1.62%
Anheuser-Busch InBev Worldwide Inc.
0.70%, 07/14/14	700	703,575
0.86%, 01/27/14	1,505	1,515,794
1.10%, 03/26/13	500	501,593
Coca-Cola Co. (The)
0.34%, 03/14/14	1,850	1,850,575
PepsiCo Inc.
0.52%, 05/10/13	1,300	1,300,892

		5,872,429
CHEMICALS — 0.33%
E.I. du Pont de Nemours and Co.
0.79%, 03/25/14	1,175	1,181,344

		1,181,344
COMPUTERS — 0.96%
Hewlett-Packard Co.
0.71%, 05/24/13	750	749,266
0.82%, 05/30/14	1,250	1,236,196
1.93%, 09/19/14	1,500	1,512,898

		3,498,360
COSMETICS & PERSONAL CARE — 1.08%
Procter & Gamble Co. (The)
0.34%, 02/14/14	500	500,205
0.36%, 02/06/14	3,100	3,101,953
0.48%, 11/14/12	300	300,015

		3,902,173
DIVERSIFIED FINANCIAL SERVICES — 13.86%
American Express Credit Corp.
1.22%, 06/24/14	1,840	1,858,715
1.50%, 06/12/15	2,000	2,038,992
1.91%, 06/19/13	550	555,477
American Honda Finance Corp.
0.79%, 06/18/14[b,c]	750	752,575
0.81%, 11/07/12[b,c]	1,000	1,000,024

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® FLOATING RATE NOTE FUND

October 31, 2012

Security	Principal (000s)	Value

Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
0.82%, 11/21/16[c]	$2,500	$2,451,900
BRFkredit A/S
0.59%, 04/15/13[b]	550	549,982
Caterpillar Financial Services Corp.
0.79%, 02/09/15	1,000	1,004,519
Credit Suisse (USA) Inc.
0.59%, 04/12/13	1,365	1,366,688
General Electric Capital Corp.
0.50%, 12/20/13	1,250	1,249,404
0.55%, 01/08/16[c]	2,000	1,970,568
0.59%, 05/08/13[c]	2,500	2,501,935
0.60%, 02/15/17[c]	240	232,127
0.64%, 05/11/16	1,350	1,320,768
0.92%, 01/07/13	2,550	2,553,323
0.98%, 06/19/13	750	752,944
0.98%, 04/07/14	2,500	2,515,140
1.02%, 04/24/14	3,000	3,023,463
1.20%, 01/07/14	800	806,244
1.31%, 05/09/16	1,750	1,751,193
1.33%, 05/22/13	1,500	1,507,506
1.39%, 07/02/15	500	503,773
Series A
0.57%, 11/01/12	450	450,000
0.65%, 09/15/14	3,100	3,089,076
HSBC Finance Corp.
0.59%, 01/15/14	3,100	3,085,827
0.85%, 06/01/16[c]	1,750	1,683,789
John Deere Capital Corp.
0.47%, 04/25/14	250	250,423
0.49%, 07/15/13	1,300	1,302,093
0.56%, 06/16/14	850	851,995
0.75%, 10/04/13	20	20,080
0.90%, 09/22/14[c]	2,500	2,522,667
MassMutual Global Funding
0.86%, 09/27/13[b]	1,000	1,004,627
Merrill Lynch & Co. Inc. Series C
0.80%, 01/15/15	1,000	978,912

Security	Principal (000s)	Value

National Rural Utilities Cooperative Finance Corp.
0.54%, 08/09/13	$1,000	$999,789
PACCAR Financial Corp.
0.67%, 04/05/13	500	500,938
SLM Corp.
0.62%, 01/27/14	750	737,431
Swedish Export Credit Corp.
1.19%, 08/14/14	500	503,985

		50,248,892
ELECTRIC — 1.18%
Appalachian Power Co.
0.81%, 08/16/13	1,000	1,001,241
DTE Energy Co.
1.12%, 06/03/13	1,280	1,283,066
Georgia Power Co.
0.61%, 01/15/13 (Call 11/30/12)	500	500,059
0.71%, 03/15/13 (Call 11/30/12)	500	500,181
Northeast Utilities
1.13%, 09/20/13	500	502,680
Pacific Gas & Electric Co.
0.88%, 11/20/12	500	500,143

		4,287,370
FOOD — 0.83%
Campbell Soup Co.
0.74%, 08/01/14	1,500	1,506,498
General Mills Inc.
0.79%, 05/16/14	1,500	1,506,438

		3,012,936
GAS — 0.18%
Sempra Energy
1.15%, 03/15/14	650	653,475

		653,475
INSURANCE — 3.52%
Berkshire Hathaway Finance Corp.
0.68%, 01/10/14	350	351,450
Berkshire Hathaway Inc.
0.87%, 02/11/13	850	851,342
1.13%, 08/15/14	2,703	2,734,228

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FLOATING RATE NOTE FUND

October 31, 2012

Security	Principal (000s)	Value

MetLife Global Funding I
0.73%, 03/19/14[b]	$1,000	$1,001,017
1.10%, 01/10/14[b]	1,200	1,206,890
MetLife Institutional Funding II
1.25%, 04/04/14[b]	1,000	1,008,791
Monumental Global Funding III
0.54%, 01/15/14[b,c]	150	148,569
New York Life Global Funding
0.40%, 09/19/14[b]	2,250	2,249,188
0.51%, 06/18/14[b]	510	510,254
0.61%, 04/04/14[b]	500	501,120
Principal Life Income Fundings Trust
0.62%, 11/08/13	1,027	1,027,103
Sun Life Financial Global Funding LP
0.59%, 10/06/13[b]	1,200	1,192,175

		12,782,127
MACHINERY — 0.55%
Caterpillar Inc.
0.60%, 05/21/13	2,000	2,003,454

		2,003,454
MANUFACTURING — 0.40%
Danaher Corp.
0.63%, 06/21/13	500	501,088
Eaton Corp.
0.72%, 06/16/14	950	952,828

		1,453,916
MINING — 0.48%
BHP Billiton Finance (USA) Ltd.
0.70%, 02/18/14	1,750	1,756,235

		1,756,235
MULTI-NATIONAL — 0.87%
African Development Bank
0.77%, 08/04/14	2,450	2,457,671
Inter-American Development Bank
0.88%, 05/20/14	700	705,609

		3,163,280

Security	Principal (000s)	Value

OFFICE & BUSINESS EQUIPMENT — 0.28%
Xerox Corp.
1.26%, 05/16/14	$500	$499,385
1.80%, 09/13/13[c]	500	503,920

		1,003,305
OIL & GAS — 1.56%
BP Capital Markets PLC
0.86%, 06/06/13	500	501,703
1.01%, 03/11/14	2,225	2,241,218
Total Capital Canada Ltd.
0.53%, 05/13/13[c]	900	900,822
0.71%, 01/17/14	2,000	2,010,210

		5,653,953
PHARMACEUTICALS — 1.99%
Johnson & Johnson
0.43%, 05/15/13	850	851,328
0.52%, 05/15/14	1,200	1,203,451
Sanofi
0.56%, 03/28/13	1,274	1,275,872
0.67%, 03/28/14	1,506	1,513,522
Teva Pharmaceutical Finance Co. BV
1.34%, 11/08/13	850	856,597
Teva Pharmaceutical Finance III BV
0.88%, 03/21/14	1,505	1,513,675

		7,214,445
RETAIL — 0.54%
Target Corp.
0.49%, 07/18/14	1,150	1,154,460
Walgreen Co.
0.90%, 03/13/14[c]	800	802,232

		1,956,692
SAVINGS & LOANS — 0.75%
SSIF Nevada LP
1.04%, 04/14/14[b]	2,700	2,711,399

		2,711,399
SEMICONDUCTORS — 0.47%
Texas Instruments Inc.
0.61%, 05/15/13[c]	1,700	1,703,001

		1,703,001

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® FLOATING RATE NOTE FUND

October 31, 2012

Security	Principal (000s) or Shares	Value

TELECOMMUNICATIONS — 1.73%
British Telecommunications PLC
1.50%, 12/20/13	$500	$503,321
Cisco Systems Inc.
0.64%, 03/14/14	2,350	2,359,351
Telefonica Emisiones SAU
0.77%, 02/04/13	1,500	1,496,049
Verizon Communications Inc.
0.97%, 03/28/14	1,900	1,914,814

		6,273,535

TOTAL CORPORATE BONDS & NOTES
(Cost: $348,519,326)		350,948,045

FOREIGN AGENCY OBLIGATIONS[a,e] — 2.45%
CANADA — 0.30%
Ontario (Province of)
0.58%, 11/19/12	1,100	1,100,003

		1,100,003
MEXICO — 0.21%
Pemex Project Funding Master Trust
1.02%, 12/03/12[f]	750	748,125

		748,125
NORWAY — 1.94%
Kommunalbanken AS
0.44%, 10/31/16[b]	1,000	998,781
0.53%, 03/10/14[b]	1,000	1,000,794
0.74%, 03/27/17[b]	5,000	5,029,355

		7,028,930

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $8,866,592)		8,877,058

SHORT-TERM INVESTMENTS — 8.94%

MONEY MARKET FUNDS — 8.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,g,h]	28,480,865	28,480,865
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[d,g,h]	2,597,263	2,597,263

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,g]	1,326,784	$1,326,784

		32,404,912

TOTAL SHORT-TERM INVESTMENTS
(Cost: $32,404,912)		32,404,912

TOTAL INVESTMENTS IN SECURITIES — 108.17%
(Cost: $389,790,830)		392,230,015
Other Assets, Less Liabilities — (8.17)%		(29,613,116)

NET ASSETS — 100.00%		$362,616,899

[a]	Variable rates shown are as of report date.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	Investments are denominated in U.S. dollars.
[f]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® Aaa - A RATED CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.60%

AEROSPACE & DEFENSE — 2.27%
Boeing Co. (The)
3.50%, 02/15/15	$400	$426,972
4.88%, 02/15/20	600	726,178
General Dynamics Corp.
3.88%, 07/15/21 (Call 04/15/21)	350	389,723
5.25%, 02/01/14	75	79,397
Lockheed Martin Corp.
3.35%, 09/15/21	600	633,737
4.85%, 09/15/41	400	455,351
Raytheon Co.
1.40%, 12/15/14	240	244,364
3.13%, 10/15/20	50	53,604
United Technologies Corp.
1.20%, 06/01/15[a]	350	355,719
1.80%, 06/01/17	1,050	1,087,780
3.10%, 06/01/22[a]	1,075	1,155,778
4.50%, 06/01/42	1,000	1,150,190
5.70%, 04/15/40	75	99,405
6.13%, 02/01/19	25	31,389

		6,889,587
AGRICULTURE — 1.18%
Archer-Daniels-Midland Co.
4.48%, 03/01/21[a]	250	290,372
5.45%, 03/15/18[a]	300	363,269
5.77%, 03/01/41	325	422,751
Philip Morris International Inc.
1.13%, 08/21/17[a]	1,600	1,600,748
2.50%, 08/22/22	25	25,470
3.88%, 08/21/42	750	768,882
5.65%, 05/16/18	100	122,496

		3,593,988
AUTO MANUFACTURERS — 0.17%
Daimler Finance North America LLC
8.50%, 01/18/31	325	515,495

		515,495
BANKS — 29.49%
Abbey National Treasury Services PLC
4.00%, 04/27/16[a]	500	522,948

Security	Principal (000s)	Value

Bank of America Corp.
4.50%, 04/01/15	$150	$160,706
5.00%, 05/13/21	100	112,277
5.88%, 02/07/42[a]	700	851,231
6.50%, 08/01/16	150	174,176
7.38%, 05/15/14	2,500	2,731,150
7.63%, 06/01/19	1,400	1,771,257
Series 1
3.75%, 07/12/16[a]	1,000	1,070,729
Bank of Montreal
1.40%, 09/11/17	700	704,442
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15 (Call 01/20/15)	75	75,904
2.30%, 07/28/16	1,500	1,570,587
3.55%, 09/23/21 (Call 08/23/21)[a]	350	382,233
Bank of Nova Scotia
2.55%, 01/12/17	1,400	1,479,195
3.40%, 01/22/15	100	105,991
Bank One Corp.
8.00%, 04/29/27	25	34,130
Barclays Bank PLC
2.75%, 02/23/15	100	103,564
5.00%, 09/22/16	1,000	1,123,144
5.13%, 01/08/20	100	113,745
5.20%, 07/10/14	700	748,728
6.75%, 05/22/19	250	306,519
BB&T Corp.
1.60%, 08/15/17 (Call 07/14/17)	1,000	1,017,857
2.05%, 04/28/14 (Call 03/28/14)	100	102,049
BNP Paribas SA
3.60%, 02/23/16	1,075	1,139,940
5.00%, 01/15/21[a]	600	664,363
Canadian Imperial Bank of Commerce
0.90%, 10/01/15	700	702,782
Citigroup Inc.
4.45%, 01/10/17[a]	1,000	1,103,743
4.50%, 01/14/22[a]	1,000	1,104,150

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

4.75%, 05/19/15	$1,475	$1,591,326
5.38%, 08/09/20[a]	25	29,116
5.50%, 10/15/14[a]	1,600	1,729,746
6.13%, 11/21/17	150	177,509
6.13%, 05/15/18[a]	1,000	1,191,257
6.38%, 08/12/14	200	217,665
6.88%, 03/05/38	50	67,062
8.13%, 07/15/39	1,050	1,586,402
Commonwealth Bank of Australia/New York
1.90%, 09/18/17	700	715,955
Credit Suisse New York
2.20%, 01/14/14	500	505,726
4.38%, 08/05/20	700	787,585
5.50%, 05/01/14[a]	1,100	1,175,441
Deutsche Bank AG London
3.25%, 01/11/16	25	26,428
6.00%, 09/01/17[a]	1,300	1,557,297
Goldman Sachs Group Inc. (The)
3.30%, 05/03/15	1,475	1,538,865
3.63%, 02/07/16[a]	25	26,428
5.13%, 01/15/15	50	53,880
5.75%, 01/24/22	1,450	1,682,414
6.00%, 05/01/14	2,100	2,244,936
6.15%, 04/01/18	1,075	1,265,744
6.25%, 09/01/17	50	58,821
6.25%, 02/01/41	800	938,969
HSBC Bank (USA) N.A.
4.88%, 08/24/20	1,400	1,527,056
HSBC Holdings PLC
4.00%, 03/30/22	300	329,217
5.10%, 04/05/21	675	791,654
6.50%, 05/02/36	1,000	1,208,527
6.50%, 09/15/37	100	121,469
HSBC USA Inc.
2.38%, 02/13/15	600	619,513
J.P. Morgan Chase & Co.
3.15%, 07/05/16	1,500	1,584,633
3.25%, 09/23/22	1,400	1,435,198
3.70%, 01/20/15	2,000	2,116,767
4.35%, 08/15/21	175	194,056

Security	Principal (000s)	Value

4.65%, 06/01/14	$100	$105,902
5.40%, 01/06/42	700	842,624
5.60%, 07/15/41	50	61,763
6.00%, 01/15/18[a]	100	119,215
6.30%, 04/23/19	700	863,590
J.P. Morgan Chase Bank N.A.
6.00%, 10/01/17	1,400	1,652,694
Lloyds TSB Bank PLC
4.20%, 03/28/17	750	824,777
Morgan Stanley
3.80%, 04/29/16	1,500	1,558,996
4.75%, 03/22/17	1,600	1,728,396
5.50%, 07/28/21	1,000	1,110,851
5.75%, 01/25/21	150	167,304
6.00%, 05/13/14	1,400	1,485,513
6.00%, 04/28/15	450	489,731
6.38%, 07/24/42[a]	725	830,866
6.63%, 04/01/18	1,500	1,740,250
National Australia Bank Ltd. New York
1.60%, 08/07/15	25	25,421
2.75%, 03/09/17	700	739,335
National Bank of Canada
1.50%, 06/26/15	500	509,805
Northern Trust Corp.
2.38%, 08/02/22	375	374,025
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	150	159,399
3.63%, 02/08/15[b]	700	745,492
5.13%, 02/08/20[b]	700	837,619
Rabobank Nederland
3.38%, 01/19/17[a]	1,250	1,340,901
3.88%, 02/08/22[a]	450	487,904
5.25%, 05/24/41	300	355,810
Royal Bank of Canada
1.15%, 03/13/15	1,000	1,012,150
1.45%, 10/30/14	50	50,855
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	1,050	1,074,025
6.13%, 01/11/21	50	59,928
6.40%, 10/21/19	700	820,610

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

State Street Corp.
2.88%, 03/07/16[a]	$300	$319,355
Sumitomo Mitsui Banking Corp.
1.80%, 07/18/17	700	709,041
Svenska Handelsbanken AB
2.88%, 04/04/17	350	368,759
Toronto-Dominion Bank (The)
2.38%, 10/19/16	775	815,878
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	700	716,238
2.20%, 11/15/16 (Call 10/14/16)	150	157,017
2.95%, 07/15/22 (Call 06/15/22)	700	718,634
4.20%, 05/15/14	700	738,685
UBS AG Stamford
2.25%, 01/28/14	300	304,102
4.88%, 08/04/20	700	801,425
5.88%, 12/20/17[a]	900	1,059,060
Union Bank N.A.
2.13%, 06/16/17	350	358,711
Wachovia Bank N.A./Wells Fargo & Co.
6.60%, 01/15/38	1,000	1,393,609
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	150	173,935
5.63%, 10/15/16[a]	1,000	1,148,911
5.75%, 06/15/17	700	831,846
Wells Fargo & Co.
1.50%, 07/01/15	2,075	2,105,968
3.50%, 03/08/22	825	880,275
3.68%, 06/15/16[c]	75	81,300
3.75%, 10/01/14[a]	2,150	2,280,257
4.60%, 04/01/21	100	114,746
5.63%, 12/11/17	250	298,988
Westpac Banking Corp.
1.13%, 09/25/15	1,000	1,002,651
2.00%, 08/14/17	700	718,883
3.00%, 08/04/15	50	52,739
4.88%, 11/19/19	75	86,265

		89,487,231

Security	Principal (000s)	Value

BEVERAGES — 4.39%
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	$2,100	$2,110,580
1.38%, 07/15/17	2,000	2,033,003
2.50%, 07/15/22	100	101,512
3.75%, 07/15/42	850	863,126
5.38%, 11/15/14[a]	50	54,866
8.20%, 01/15/39	50	83,500
Coca-Cola Co. (The)
0.75%, 03/13/15	700	703,090
1.65%, 03/14/18	700	718,359
1.80%, 09/01/16	100	103,671
3.30%, 09/01/21	650	724,515
Diageo Capital PLC
1.50%, 05/11/17	1,075	1,094,663
Diageo Investment Corp.
4.25%, 05/11/42	350	382,138
PepsiCo Inc.
0.70%, 08/13/15	1,600	1,605,649
0.75%, 03/05/15	75	75,311
2.75%, 03/05/22[a]	2,000	2,086,418
3.60%, 08/13/42[a]	350	347,830
4.00%, 03/05/42	50	52,817
7.90%, 11/01/18[a]	125	168,903

		13,309,951
BIOTECHNOLOGY — 0.12%
Genentech Inc.
4.75%, 07/15/15	325	359,455

		359,455
CHEMICALS — 0.74%
E.I. du Pont de Nemours and Co.
3.25%, 01/15/15	700	740,549
3.63%, 01/15/21[a]	800	891,188
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	625	618,731

		2,250,468
COMMERCIAL SERVICES — 0.26%
Massachusetts Institute of Technology
5.60%, 07/01/11	250	362,420

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

Princeton University Series A
4.95%, 03/01/19	$50	$60,002
Western Union Co. (The)
6.50%, 02/26/14	350	375,707

		798,129
COMPUTERS — 2.80%
Dell Inc.
5.88%, 06/15/19[a]	350	410,361
Hewlett-Packard Co.
1.55%, 05/30/14	100	99,755
2.60%, 09/15/17[a]	2,825	2,745,936
4.05%, 09/15/22[a]	50	48,086
4.65%, 12/09/21[a]	425	425,454
6.00%, 09/15/41[a]	250	247,137
International Business Machines Corp.
0.55%, 02/06/15	100	100,041
0.75%, 05/11/15	2,750	2,761,582
1.88%, 08/01/22	350	342,028
4.00%, 06/20/42	650	696,614
7.63%, 10/15/18	450	611,526

		8,488,520
COSMETICS & PERSONAL CARE — 0.80%
Procter & Gamble Co. (The)
1.45%, 08/15/16	1,500	1,537,733
5.55%, 03/05/37	650	882,205

		2,419,938
DIVERSIFIED FINANCIAL SERVICES — 9.13%
American Express Co.
7.00%, 03/19/18	750	950,773
8.13%, 05/20/19	125	169,010
8.15%, 03/19/38	250	400,285
American Express Credit Corp.
1.75%, 06/12/15	1,075	1,101,872
2.38%, 03/24/17	575	606,005
2.80%, 09/19/16	1,000	1,061,898
Ameriprise Financial Inc.
5.30%, 03/15/20	500	590,578
Caterpillar Financial Services Corp.
6.13%, 02/17/14	850	911,754

Security	Principal (000s)	Value

Charles Schwab Corp. (The)
4.45%, 07/22/20	$300	$335,601
CME Group Inc.
3.00%, 09/15/22	350	357,973
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	1,450	1,699,289
Credit Suisse (USA) Inc.
5.13%, 08/15/15[a]	775	861,973
5.38%, 03/02/16	75	84,513
General Electric Capital Corp.
1.63%, 07/02/15	2,000	2,034,860
2.10%, 01/07/14	500	509,024
2.15%, 01/09/15	775	795,914
2.25%, 11/09/15	50	51,732
4.63%, 01/07/21	1,400	1,576,396
4.65%, 10/17/21	100	112,755
5.63%, 09/15/17[a]	150	176,149
5.63%, 05/01/18	1,000	1,179,641
5.88%, 01/14/38	1,525	1,869,661
6.38%, 11/15/67 (Call 11/15/17)[a,d]	600	648,000
HSBC Finance Corp.
5.00%, 06/30/15	700	753,591
6.68%, 01/15/21	650	761,427
John Deere Capital Corp.
0.70%, 09/04/15	1,000	1,001,351
0.88%, 04/17/15	50	50,260
1.20%, 10/10/17	700	704,536
2.25%, 04/17/19[a]	425	441,514
Merrill Lynch & Co. Inc.
6.40%, 08/28/17[a]	1,550	1,821,944
6.50%, 07/15/18[a]	75	89,470
6.88%, 04/25/18	100	120,214
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	350	513,344
Series C
8.00%, 03/01/32	250	382,204
TD Ameritrade Holding Corp.
5.60%, 12/01/19	300	352,889

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

Toyota Motor Credit Corp.
0.88%, 07/17/15	$1,000	$1,004,639
1.75%, 05/22/17[a]	1,050	1,073,898
2.00%, 09/15/16	150	155,480
3.30%, 01/12/22	350	379,314

		27,691,731
ELECTRIC — 3.67%
Commonwealth Edison Co.
1.63%, 01/15/14	75	75,979
5.80%, 03/15/18	600	732,160
Consolidated Edison Co. of New York Inc.
7.13%, 12/01/18	250	327,811
Series 08-B
6.75%, 04/01/38	350	522,285
Duke Energy Carolinas LLC
4.00%, 09/30/42 (Call 03/30/42)	1,250	1,332,967
5.30%, 02/15/40	75	92,767
7.00%, 11/15/18	700	909,500
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	650	700,723
Georgia Power Co.
4.25%, 12/01/19[a]	250	287,244
4.30%, 03/15/42[a]	650	721,460
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	50	54,712
5.13%, 11/01/40 (Call 05/01/40)	250	314,472
Pacific Gas & Electric Co.
3.50%, 10/01/20 (Call 07/01/20)	700	777,719
6.05%, 03/01/34	900	1,165,481
PacifiCorp
6.00%, 01/15/39[a]	400	546,510
Progress Energy Carolinas
5.30%, 01/15/19	50	60,280

Security	Principal (000s)	Value

Public Service Co. of Colorado
3.60%, 09/15/42 (Call 03/15/42)	$350	$347,827
South Carolina Electric & Gas Co.
4.35%, 02/01/42 (Call 08/01/41)	300	324,066
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)[a]	350	397,703
5.50%, 03/15/40	350	458,991
Series 08-A
5.95%, 02/01/38	50	67,509
Virginia Electric and Power Co.
5.40%, 04/30/18	350	423,518
8.88%, 11/15/38	275	481,699

		11,123,383
ELECTRONICS — 0.61%
Honeywell International Inc.
4.25%, 03/01/21	300	355,746
5.30%, 03/01/18	100	120,573
5.38%, 03/01/41	325	428,028
Koninklijke Philips Electronics NV
3.75%, 03/15/22	550	606,878
5.00%, 03/15/42[a]	50	58,266
6.88%, 03/11/38	200	282,815

		1,852,306
ENGINEERING & CONSTRUCTION — 0.20%
ABB Finance (USA) Inc.
1.63%, 05/08/17	350	355,210
2.88%, 05/08/22	25	25,779
4.38%, 05/08/42	200	222,811

		603,800
FOOD — 0.33%
Sysco Corp.
5.25%, 02/12/18	300	355,815
Unilever Capital Corp.
0.85%, 08/02/17	650	643,541

		999,356

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

HEALTH CARE — PRODUCTS — 1.32%
Baxter International Inc.
1.85%, 01/15/17	$500	$516,936
2.40%, 08/15/22	300	301,172
5.90%, 09/01/16	30	35,397
Becton, Dickinson and Co.
3.13%, 11/08/21	400	428,937
Covidien International Finance SA
1.35%, 05/29/15	500	504,034
6.55%, 10/15/37	275	391,476
Medtronic Inc.
2.63%, 03/15/16	600	631,330
3.00%, 03/15/15[a]	100	105,324
3.13%, 03/15/22 (Call 12/15/21)	350	371,125
St. Jude Medical Inc.
2.50%, 01/15/16	350	363,983
Stryker Corp.
2.00%, 09/30/16	350	361,830

		4,011,544
HEALTH CARE — SERVICES — 0.76%
Aetna Inc.
4.50%, 05/15/42 (Call 11/15/41)	525	557,302
6.50%, 09/15/18	50	62,801
UnitedHealth Group Inc.
2.88%, 03/15/22 (Call 12/15/21)[a]	700	720,435
6.00%, 02/15/18	50	61,270
6.88%, 02/15/38	650	908,479

		2,310,287
HOUSEHOLD PRODUCTS & WARES — 0.17%
Kimberly-Clark Corp.
6.63%, 08/01/37	25	37,136
7.50%, 11/01/18	350	471,143

		508,279
INSURANCE — 2.67%
ACE INA Holdings Inc.
2.60%, 11/23/15	100	104,713

Security	Principal (000s)	Value

Aflac Inc.
2.65%, 02/15/17	$600	$628,171
Allstate Corp. (The)
5.20%, 01/15/42	300	362,613
7.45%, 05/16/19	350	460,509
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	600	611,508
3.00%, 05/15/22	600	631,319
3.20%, 02/11/15[a]	775	819,028
4.40%, 05/15/42	350	368,869
5.75%, 01/15/40	50	63,121
Berkshire Hathaway Inc.
1.90%, 01/31/17	50	51,581
Chubb Corp. (The)
6.38%, 03/29/67 (Call 04/15/17)[d]	550	594,000
MetLife Inc.
1.76%, 12/15/17	600	607,200
4.13%, 08/13/42[a]	700	704,879
6.75%, 06/01/16[a]	150	179,025
7.72%, 02/15/19	750	986,330
Principal Financial Group Inc.
6.05%, 10/15/36	200	248,417
Travelers Companies Inc. (The)
5.35%, 11/01/40	550	681,458

		8,102,741
INTERNET — 0.51%
eBay Inc.
1.35%, 07/15/17	350	355,051
2.60%, 07/15/22 (Call 04/15/22)	425	431,616
4.00%, 07/15/42 (Call 01/15/42)	100	98,557
Google Inc.
2.13%, 05/19/16	600	626,804
3.63%, 05/19/21	25	28,210

		1,540,238
IRON & STEEL — 0.22%
Nucor Corp.
4.13%, 09/15/22 (Call 06/15/22)	600	674,483

		674,483

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

MACHINERY — 0.94%
Caterpillar Inc.
1.50%, 06/26/17	$700	$712,826
3.80%, 08/15/42[e]	500	513,432
3.90%, 05/27/21	700	796,314
5.20%, 05/27/41	50	63,323
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)[a]	400	412,555
3.90%, 06/09/42 (Call 12/09/41)	350	366,625

		2,865,075
MANUFACTURING — 0.81%
3M Co.
2.00%, 06/26/22	575	573,244
Danaher Corp.
3.90%, 06/23/21 (Call 03/23/21)	350	397,045
General Electric Co.
2.70%, 10/09/22	300	301,225
4.13%, 10/09/42	200	211,041
5.25%, 12/06/17	500	593,973
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	375	393,057

		2,469,585
MEDIA — 0.40%
Thomson Reuters Corp.
6.50%, 07/15/18	25	31,397
Walt Disney Co. (The)
1.13%, 02/15/17[a]	500	501,255
1.35%, 08/16/16	300	305,416
Series E
4.13%, 12/01/41[a]	350	389,432

		1,227,500
MINING — 2.07%
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	750	756,330
1.63%, 02/24/17	950	972,372
2.88%, 02/24/22	350	365,736

Security	Principal (000s)	Value

4.13%, 02/24/42	$300	$322,455
6.50%, 04/01/19	50	64,233
Rio Tinto Finance (USA) Ltd.
6.50%, 07/15/18	150	187,460
8.95%, 05/01/14	700	784,251
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)[a]	1,000	1,003,631
2.88%, 08/21/22 (Call 05/21/22)	1,000	1,005,003
3.50%, 03/22/22 (Call 12/22/21)	75	79,532
4.13%, 08/21/42 (Call 02/21/42)	725	738,753

		6,279,756
OIL & GAS — 5.24%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)[a]	400	435,358
4.75%, 04/15/43 (Call 10/15/42)	735	871,919
BP Capital Markets PLC
1.85%, 05/05/17	2,825	2,908,058
3.13%, 10/01/15	700	746,575
3.63%, 05/08/14	150	156,929
4.74%, 03/11/21	50	59,218
Chevron Corp.
3.95%, 03/03/14	250	261,744
4.95%, 03/03/19	425	515,203
ConocoPhillips
5.75%, 02/01/19	75	94,024
6.50%, 02/01/39[a]	1,100	1,618,226
Diamond Offshore Drilling Inc.
5.88%, 05/01/19	250	311,622
EOG Resources Inc.
2.63%, 03/15/23 (Call 12/15/22)	350	357,676
2.95%, 06/01/15	600	633,202
5.63%, 06/01/19	50	61,875

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

Occidental Petroleum Corp.
1.50%, 02/15/18 (Call 01/15/18)	$750	$766,730
2.70%, 02/15/23 (Call 11/15/22)[a]	650	674,587
Shell International Finance BV
1.13%, 08/21/17[a]	1,400	1,409,179
2.38%, 08/21/22	700	715,414
3.10%, 06/28/15	50	53,344
6.38%, 12/15/38	675	995,773
Total Capital
2.30%, 03/15/16	125	130,821
Total Capital International
0.75%, 01/25/16	1,400	1,399,470
2.70%, 01/25/23	700	725,089

		15,902,036
OIL & GAS SERVICES — 0.51%
Baker Hughes Inc.
3.20%, 08/15/21 (Call 05/15/21)	350	382,660
5.13%, 09/15/40	275	340,899
Halliburton Co.
3.25%, 11/15/21 (Call 08/15/21)[a]	350	384,073
4.50%, 11/15/41 (Call 05/15/41)	350	396,812
7.45%, 09/15/39	25	38,650

		1,543,094
PHARMACEUTICALS — 7.37%
Abbott Laboratories
5.30%, 05/27/40	650	858,060
5.60%, 11/30/17	1,400	1,700,028
5.88%, 05/15/16[a]	75	87,667
Allergan Inc.
3.38%, 09/15/20	20	21,713
AstraZeneca PLC
1.95%, 09/18/19	725	740,788
4.00%, 09/18/42	700	729,459
6.45%, 09/15/37	50	70,341

Security	Principal (000s)	Value

Bristol-Myers Squibb Co.
0.88%, 08/01/17[a]	$350	$349,027
2.00%, 08/01/22[a]	50	48,632
3.25%, 08/01/42	375	353,496
Eli Lilly and Co.
5.20%, 03/15/17	750	883,543
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	125	153,480
6.38%, 05/15/38	650	937,874
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	1,400	1,406,929
2.85%, 05/08/22[a]	350	366,835
Johnson & Johnson
2.15%, 05/15/16	75	78,781
2.95%, 09/01/20[a]	350	375,705
5.55%, 08/15/17	350	426,204
5.95%, 08/15/37	375	527,656
McKesson Corp.
3.25%, 03/01/16[a]	300	322,329
4.75%, 03/01/21 (Call 12/01/20)	250	293,237
Merck & Co. Inc.
1.10%, 01/31/18	1,000	1,002,807
2.25%, 01/15/16	1,000	1,048,233
3.60%, 09/15/42 (Call 03/15/42)	1,000	1,021,185
5.00%, 06/30/19	125	149,275
Novartis Capital Corp.
2.90%, 04/24/15	50	52,761
3.70%, 09/21/42	375	386,420
4.13%, 02/10/14	700	732,323
Novartis Securities Investment Ltd.
5.13%, 02/10/19	625	752,505
Pfizer Inc.
5.35%, 03/15/15	2,100	2,332,905
6.20%, 03/15/19	100	126,824
7.20%, 03/15/39	1,050	1,669,379
Sanofi
2.63%, 03/29/16	1,000	1,057,299
4.00%, 03/29/21	50	57,560

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

Schering-Plough Corp./Merck & Co. Inc.
6.55%, 09/15/37	$25	$36,975
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16[a]	50	52,623
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	1,050	1,139,507

		22,350,365
PIPELINES — 0.72%
TransCanada PipeLines Ltd.
0.88%, 03/02/15	1,000	1,006,790
3.80%, 10/01/20	100	112,845
6.10%, 06/01/40[a]	700	971,545
7.63%, 01/15/39	50	78,319

		2,169,499
REAL ESTATE INVESTMENT TRUSTS — 0.74%
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)[a]	1,000	1,039,618
3.38%, 03/15/22 (Call 12/15/21)[a]	350	375,290
4.75%, 03/15/42 (Call 09/15/41)[a]	275	305,875
5.25%, 12/01/16 (Call 09/02/16)	350	402,780
5.65%, 02/01/20 (Call 11/01/19)	100	120,935

		2,244,498
RETAIL — 4.77%
Costco Wholesale Corp.
5.50%, 03/15/17	250	297,359
Home Depot Inc. (The)
5.40%, 03/01/16[a]	1,075	1,238,670
5.88%, 12/16/36	875	1,176,232
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	700	716,706
3.12%, 04/15/22 (Call 01/15/22)	300	315,596

Security	Principal (000s)	Value

3.80%, 11/15/21 (Call 08/15/21)[a]	$75	$82,125
4.65%, 04/15/42 (Call 10/15/41)	300	334,140
McDonald’s Corp.
0.75%, 05/29/15	350	352,221
2.63%, 01/15/22	350	370,273
3.70%, 02/15/42[a]	350	358,594
5.35%, 03/01/18	75	91,619
Target Corp.
2.90%, 01/15/22	1,000	1,072,274
4.00%, 07/01/42[a]	825	874,848
5.38%, 05/01/17	500	596,388
6.00%, 01/15/18[a]	100	122,930
Wal-Mart Stores Inc.
1.50%, 10/25/15	1,350	1,389,037
3.25%, 10/25/20	800	886,850
5.63%, 04/15/41	1,250	1,667,425
5.80%, 02/15/18	700	871,638
6.50%, 08/15/37	1,150	1,661,347

		14,476,272
SAVINGS & LOANS — 0.36%
Murray Street Investment Trust I
4.65%, 03/09/17[c]	1,000	1,083,155

		1,083,155
SEMICONDUCTORS — 0.69%
Broadcom Corp.
2.50%, 08/15/22[e]	250	250,322
Intel Corp.
3.30%, 10/01/21	1,075	1,169,812
Texas Instruments Inc.
0.45%, 08/03/15	75	74,771
1.65%, 08/03/19	600	595,649

		2,090,554
SOFTWARE — 1.90%
Microsoft Corp.
1.63%, 09/25/15	300	310,392
3.00%, 10/01/20[a]	1,100	1,202,517
5.30%, 02/08/41	275	358,416

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

Oracle Corp.
2.50%, 10/15/22	$750	$758,837
3.75%, 07/08/14	1,000	1,056,980
5.00%, 07/08/19	50	60,438
5.25%, 01/15/16	550	628,524
5.38%, 07/15/40	1,075	1,382,255

		5,758,359
TELECOMMUNICATIONS — 9.76%
America Movil SAB de CV
2.38%, 09/08/16[a]	1,000	1,040,331
3.13%, 07/16/22	700	723,129
4.38%, 07/16/42	700	733,590
5.00%, 03/30/20	100	117,896
6.38%, 03/01/35	50	66,057
AT&T Inc.
0.88%, 02/13/15	1,600	1,611,711
1.70%, 06/01/17[a]	1,400	1,441,572
2.50%, 08/15/15	150	157,947
3.00%, 02/15/22[a]	1,475	1,572,994
5.35%, 09/01/40	325	408,833
5.55%, 08/15/41	1,000	1,256,712
5.80%, 02/15/19	50	62,059
6.30%, 01/15/38	50	66,853
6.50%, 09/01/37[a]	1,400	1,911,099
BellSouth Capital Funding Corp.
7.12%, 07/15/97	250	323,787
BellSouth Corp.
5.20%, 09/15/14	500	541,312
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	800	847,809
8.50%, 11/15/18	725	1,008,572
Cisco Systems Inc.
1.63%, 03/14/14	2,000	2,033,777
4.45%, 01/15/20	125	147,429
5.50%, 01/15/40	775	999,647
France Telecom SA
2.75%, 09/14/16[a]	1,000	1,050,091
4.13%, 09/14/21	100	110,465
5.38%, 01/13/42	600	697,354
8.50%, 03/01/31	25	37,253

Security	Principal (000s) or Shares	Value

New Cingular Wireless Services Inc.
8.75%, 03/01/31	$25	$40,171
Nippon Telegraph & Telephone Corp.
1.40%, 07/18/17	275	277,324
Verizon Communications Inc.
2.00%, 11/01/16[a]	1,500	1,566,800
3.50%, 11/01/21	1,150	1,277,928
4.75%, 11/01/41[a]	700	818,439
6.10%, 04/15/18	1,400	1,747,367
6.40%, 02/15/38	1,050	1,472,968
8.75%, 11/01/18	50	70,044
8.95%, 03/01/39	75	134,461
Vodafone Group PLC
2.50%, 09/26/22[a]	600	610,840
4.15%, 06/10/14	350	369,930
5.45%, 06/10/19	75	92,062
5.63%, 02/27/17	1,400	1,662,433
6.15%, 02/27/37[a]	375	513,756

		29,622,802
TRANSPORTATION — 0.51%
United Parcel Service Inc.
2.45%, 10/01/22	500	509,514
3.13%, 01/15/21	50	53,903
3.88%, 04/01/14	500	524,613
4.88%, 11/15/40 (Call 05/15/40)	350	425,183
6.20%, 01/15/38	25	35,010

		1,548,223

TOTAL CORPORATE BONDS & NOTES
(Cost: $299,177,013)		299,161,683

SHORT-TERM INVESTMENTS — 7.07%

MONEY MARKET FUNDS — 7.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[b,f,g]	17,100,687	17,100,687
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[b,f,g]	1,559,467	1,559,467

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

October 31, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[b,f]	2,788,486	$2,788,486

		21,448,640

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,448,640)		21,448,640

TOTAL INVESTMENTS IN SECURITIES — 105.67%
(Cost: $320,625,653)		320,610,323
Other Assets, Less Liabilities — (5.67)%		(17,211,212)

NET ASSETS — 100.00%		$303,399,111

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
[d]	Variable rate security. Rate shown is as of report date.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.33%

ADVERTISING — 0.34%
Omnicom Group Inc.
3.63%, 05/01/22	$50	$53,701

		53,701
AEROSPACE & DEFENSE — 0.35%
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	50	56,027

		56,027
AGRICULTURE — 1.91%
Altria Group Inc.
9.70%, 11/10/18	50	71,174
10.20%, 02/06/39	50	87,734
Lorillard Tobacco Co.
3.50%, 08/04/16	50	53,009
Reynolds American Inc.
6.75%, 06/15/17	75	91,040

		302,957
AIRLINES — 0.49%
Continental Airlines Inc.
6.75%, 09/15/15 (Call 11/30/12)[a]	75	78,469

		78,469
AUTO MANUFACTURERS — 0.20%
Ford Motor Co.
7.45%, 07/16/31	25	31,501

		31,501
AUTO PARTS & EQUIPMENT — 0.70%
Delphi Corp.
6.13%, 05/15/21 (Call 05/15/16)	50	55,250
Johnson Controls Inc.
5.50%, 01/15/16	50	56,261

		111,511
BANKS — 7.34%
Bancolombia SA
5.13%, 09/11/22	25	26,188
Bank of America Corp.
5.42%, 03/15/17	100	109,351
5.75%, 08/15/16	50	54,859

Security	Principal (000s)	Value

Capital One Capital V
10.25%, 08/15/39	$50	$51,500
Capital One Financial Corp.
2.15%, 03/23/15	100	102,829
4.75%, 07/15/21	50	57,132
Citigroup Inc.
5.00%, 09/15/14	25	26,424
5.50%, 02/15/17	25	27,746
5.88%, 02/22/33	50	53,325
Credit Suisse New York
5.40%, 01/14/20	25	27,690
Fifth Third Bancorp
3.50%, 03/15/22	75	79,396
Goldman Sachs Group Inc. (The)
5.63%, 01/15/17	25	27,558
6.45%, 05/01/36	50	53,247
6.75%, 10/01/37	50	54,240
HBOS PLC
6.00%, 11/01/33[a]	25	21,943
KeyCorp
3.75%, 08/13/15	50	53,648
Morgan Stanley
4.75%, 04/01/14	50	51,991
Regions Financial Corp.
7.75%, 11/10/14	50	55,250
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	50	51,445
SMFG Preferred Capital USD 3 Ltd.
9.50%, 12/31/49 (Call 07/25/18)[a,b]	100	126,500
SunTrust Banks Inc.
3.60%, 04/15/16 (Call 03/15/16)	50	53,076

		1,165,338
BEVERAGES — 0.69%
Constellation Brands Inc.
4.63%, 03/01/23	25	25,469
6.00%, 05/01/22	50	56,750
Molson Coors Brewing Co.
3.50%, 05/01/22	25	26,742

		108,961

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

BIOTECHNOLOGY — 2.26%
Amgen Inc.
2.50%, 11/15/16	$100	$105,536
3.88%, 11/15/21 (Call 08/15/21)	100	109,264
5.15%, 11/15/41 (Call 05/15/41)	75	86,418
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	50	57,767

		358,985
BUILDING MATERIALS — 0.88%
Lafarge SA
6.50%, 07/15/16	75	82,594
Masco Corp.
7.13%, 03/15/20	50	57,987

		140,581
CHEMICALS — 2.40%
Dow Chemical Co. (The)
7.38%, 11/01/29	75	101,469
7.60%, 05/15/14	50	55,061
Ecolab Inc.
3.00%, 12/08/16	25	26,833
4.35%, 12/08/21	50	56,899
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	100	108,250
Potash Corp. of Saskatchewan Inc.
5.63%, 12/01/40	25	32,046

		380,558
COAL — 0.32%
Peabody Energy Corp.
6.25%, 11/15/21	50	51,625

		51,625
COMMERCIAL SERVICES — 0.33%
ADT Corp. (The)
3.50%, 07/15/22 [a]	25	25,235
UR Financing Escrow Corp.
5.75%, 07/15/18 (Call 07/15/15)[a]	25	26,875

		52,110
COMPUTERS — 0.34%
Seagate HDD Cayman
7.75%, 12/15/18 (Call 12/15/14)	50	54,250

		54,250

Security	Principal (000s)	Value

DIVERSIFIED FINANCIAL SERVICES — 6.27%
American Express Co.
6.80%, 09/01/66 (Call 09/01/16)[b]	$25	$27,250
Ford Motor Credit Co. LLC
5.00%, 05/15/18	200	220,111
12.00%, 05/15/15	100	123,683
Goldman Sachs Capital I
6.35%, 02/15/34	50	50,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 01/15/18 (Call 01/15/14)	100	107,500
International Lease Finance Corp.
4.88%, 04/01/15	50	51,750
5.88%, 04/01/19	20	21,188
8.75%, 03/15/17	75	87,574
Jefferies Group Inc.
5.13%, 04/13/18	20	20,650
Merrill Lynch & Co. Inc.
6.05%, 05/16/16	100	109,769
Nomura Holdings Inc.
6.70%, 03/04/20	50	57,704
SLM Corp.
8.45%, 06/15/18	100	117,000

		994,929
ELECTRIC — 4.45%
AES Corp. (The)
8.00%, 10/15/17	75	85,781
Calpine Corp.
7.50%, 02/15/21 (Call 11/01/15)[a]	50	54,375
7.88%, 07/31/20 (Call 07/31/15)[a]	50	54,750
Dominion Resources Inc.
4.45%, 03/15/21	50	57,589
Duke Energy Corp.
6.30%, 02/01/14	25	26,711
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)[a]	25	27,997
6.20%, 10/01/17	75	89,234
FirstEnergy Corp.
Series C
7.38%, 11/15/31	25	33,413

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

MidAmerican Energy Holdings Co.
6.13%, 04/01/36	$60	$77,809
Nisource Finance Corp.
5.25%, 02/15/43 (Call 08/15/42)	25	27,928
6.40%, 03/15/18	50	60,910
NRG Energy Inc.
7.63%, 01/15/18	50	54,625
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	50	55,916

		707,038
ELECTRONICS — 0.87%
Agilent Technologies Inc.
5.00%, 07/15/20	75	86,616
Thermo Fisher Scientific Inc.
2.25%, 08/15/16	25	25,767
3.15%, 01/15/23 (Call 10/15/22)	25	25,964

		138,347
ENVIRONMENTAL CONTROL — 0.89%
Republic Services Inc.
5.25%, 11/15/21	75	89,353
Waste Management Inc.
2.60%, 09/01/16	50	52,490

		141,843
FOOD — 3.95%
General Mills Inc.
5.65%, 02/15/19	50	60,618
Kellogg Co.
4.00%, 12/15/20	50	55,734
Kraft Foods Group Inc.
3.50%, 06/06/22[a]	100	107,556
5.00%, 06/04/42[a]	25	28,769
Kraft Foods Inc.
5.38%, 02/10/20	50	61,239
6.50%, 08/11/17	100	123,618
6.50%, 02/09/40	50	69,754
Kroger Co. (The)
6.15%, 01/15/20	50	62,020
Safeway Inc.
6.35%, 08/15/17	50	57,262

		626,570

Security	Principal (000s)	Value

FOREST PRODUCTS & PAPER — 0.61%
International Paper Co.
7.95%, 06/15/18	$75	$96,974

		96,974
GAS — 0.32%
Sempra Energy
2.30%, 04/01/17	50	51,562

		51,562
HEALTH CARE — PRODUCTS — 0.34%
Boston Scientific Corp.
4.50%, 01/15/15	50	53,544

		53,544
HEALTH CARE — SERVICES — 2.00%
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	25	27,308
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19[a]	50	52,625
HCA Inc.
6.50%, 02/15/20	75	82,875
WellPoint Inc.
3.13%, 05/15/22	50	50,869
3.30%, 01/15/23	75	77,187
4.65%, 01/15/43	25	26,755

		317,619
INSURANCE — 4.97%
Allstate Corp. (The)
6.13%, 05/15/67 (Call 05/15/17)[b]	25	25,625
American International Group Inc.
3.80%, 03/22/17	125	134,604
8.18%, 05/15/68 (Call 05/15/38)[b]	50	61,875
8.25%, 08/15/18	100	130,084
AXA SA
8.60%, 12/15/30	25	31,000
Hartford Financial Services Group Inc.
6.00%, 01/15/19	50	58,945
Liberty Mutual Group Inc.
10.75%, 06/15/88 (Call 06/15/38)[a,b]	35	52,150
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	25	28,369

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

MetLife Inc.
6.40%, 12/15/66 (Call 12/15/31)	$25	$27,125
Prudential Financial Inc.
5.38%, 06/21/20	25	29,240
5.88%, 09/15/42 (Call 09/15/22)[b]	25	26,437
7.38%, 06/15/19	100	127,928
Series D
4.75%, 09/17/15	50	55,152

		788,534
IRON & STEEL — 1.56%
ArcelorMittal SA
4.00%, 02/25/15	100	99,750
4.50%, 02/25/17	75	73,500
6.50%, 02/25/22	50	49,375
Cliffs Natural Resources Inc.
4.88%, 04/01/21 (Call 01/01/21)	25	24,476

		247,101
LODGING — 1.05%
MGM Resorts International
9.00%, 03/15/20 (Call 03/15/14)	25	27,875
11.13%, 11/15/17 (Call 05/15/13)	75	82,688
Wynn Las Vegas LLC
7.75%, 08/15/20 (Call 08/15/15)	50	56,125

		166,688
MACHINERY — 0.55%
Case New Holland Inc.
7.88%, 12/01/17	75	88,125

		88,125
MANUFACTURING — 0.65%
Bombardier Inc.
5.75%, 03/15/22[a]	50	52,688
Tyco Electronics Group SA
3.50%, 02/03/22 (Call 11/03/21)	50	51,051

		103,739
MEDIA — 12.91%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50%, 04/30/21 (Call 04/30/15)	75	79,687

Security	Principal (000s)	Value

Comcast Corp.
5.15%, 03/01/20	$100	$121,119
5.90%, 03/15/16	75	87,251
6.95%, 08/15/37	100	137,601
CSC Holdings LLC
6.75%, 11/15/21[a]	25	27,813
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	50	53,399
3.80%, 03/15/22	50	51,857
5.00%, 03/01/21	50	56,400
5.15%, 03/15/42	25	25,635
Discovery Communications LLC
5.05%, 06/01/20	50	58,325
DISH DBS Corp.
4.63%, 07/15/17	75	77,344
6.75%, 06/01/21	50	55,687
7.13%, 02/01/16	25	27,938
Grupo Televisa SAB
6.63%, 01/15/40	25	33,849
NBCUniversal Media LLC
4.38%, 04/01/21	50	56,730
5.15%, 04/30/20	75	89,047
5.95%, 04/01/41	50	63,615
News America Inc.
4.50%, 02/15/21	50	56,504
6.15%, 02/15/41	75	96,346
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	100	111,528
6.75%, 06/15/39	75	99,829
8.25%, 04/01/19	100	133,435
Time Warner Inc.
4.88%, 03/15/20	25	29,093
5.88%, 11/15/16	75	88,865
7.63%, 04/15/31	75	106,135
7.70%, 05/01/32	75	109,274
Viacom Inc.
3.88%, 12/15/21	75	82,178
7.88%, 07/30/30	25	34,354

		2,050,838

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

MINING — 4.43%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)	$75	$77,333
Barrick Gold Corp.
3.85%, 04/01/22	75	79,468
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22 (Call 12/01/21)	50	50,837
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	50	51,471
6.25%, 10/01/39	50	61,027
Southern Copper Corp.
6.75%, 04/16/40	25	29,867
Teck Resources Ltd.
3.00%, 03/01/19	50	50,825
5.20%, 03/01/42 (Call 09/01/41)	75	74,391
Vale Overseas Ltd.
4.38%, 01/11/22	75	80,028
6.25%, 01/23/17	75	86,873
6.88%, 11/21/36	50	61,705

		703,825
OFFICE & BUSINESS EQUIPMENT — 0.87%
Xerox Corp.
4.25%, 02/15/15	75	79,219
6.35%, 05/15/18	50	59,034

		138,253
OIL & GAS — 10.01%
Anadarko Finance Co.
7.50%, 05/01/31	50	68,054
Anadarko Petroleum Corp.
6.45%, 09/15/36	50	64,313
Canadian Natural Resources Ltd.
5.70%, 05/15/17	50	59,435
Cenovus Energy Inc.
4.45%, 09/15/42 (Call 03/15/42)	25	26,734
5.70%, 10/15/19	50	61,392
Chesapeake Energy Corp.
6.63%, 08/15/20	50	52,362
6.78%, 03/15/19 (Call 11/30/12)	75	75,187

Security	Principal (000s)	Value

Devon Energy Corp.
3.25%, 05/15/22 (Call 02/15/22)	$50	$52,520
4.75%, 05/15/42 (Call 11/15/41)	50	56,555
Encana Corp.
3.90%, 11/15/21 (Call 08/15/21)	75	80,957
5.90%, 12/01/17	25	29,830
Ensco PLC
4.70%, 03/15/21	50	57,589
EQT Corp.
8.13%, 06/01/19	50	61,718
Hess Corp.
5.60%, 02/15/41	25	29,899
8.13%, 02/15/19	50	66,494
Marathon Oil Corp.
5.90%, 03/15/18	75	90,485
Marathon Petroleum Corp.
5.13%, 03/01/21	50	58,850
Nabors Industries Inc.
9.25%, 01/15/19	50	66,950
Newfield Exploration Co.
5.63%, 07/01/24	25	26,687
Nexen Inc.
6.40%, 05/15/37	25	32,172
Noble Energy Inc.
6.00%, 03/01/41 (Call 09/01/40)	25	31,756
8.25%, 03/01/19	25	33,138
Phillips 66
4.30%, 04/01/22[a]	50	56,016
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	25	26,062
Suncor Energy Inc.
6.50%, 06/15/38	50	67,900
Talisman Energy Inc.
5.50%, 05/15/42 (Call 11/15/41)	25	29,181
6.25%, 02/01/38	25	30,888
Transocean Inc.
6.38%, 12/15/21	75	90,831
Valero Energy Corp.
6.13%, 02/01/20	50	61,632
6.63%, 06/15/37	35	43,671

		1,589,258

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

OIL & GAS SERVICES — 0.76%
Weatherford International Ltd.
5.95%, 04/15/42 (Call 10/17/41)	$50	$54,515
9.63%, 03/01/19	50	66,303

		120,818
PACKAGING & CONTAINERS — 0.17%
Ball Corp.
5.00%, 03/15/22	25	26,375

		26,375
PHARMACEUTICALS — 2.88%
Express Scripts Holding Co.
2.65%, 02/15/17[a]	125	130,604
3.13%, 05/15/16	75	79,652
6.13%, 11/15/41[a]	25	33,010
Mylan Inc.
7.88%, 07/15/20 (Call 07/15/15)[a]	75	84,656
Watson Pharmaceuticals Inc.
3.25%, 10/01/22 (Call 07/01/22)	125	129,129

		457,051
PIPELINES — 5.09%
El Paso Corp.
7.00%, 06/15/17	50	57,127
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	50	54,788
Energy Transfer Equity LP
7.50%, 10/15/20	25	28,438
Energy Transfer Partners LP
6.50%, 02/01/42 (Call 08/01/41)	50	61,956
Enterprise Products Operating LLC
4.85%, 08/15/42 (Call 02/15/42)	75	80,728
5.20%, 09/01/20	75	90,002
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	50	60,577
6.38%, 03/01/41	50	64,122
6.95%, 01/15/38	25	33,327
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
5.50%, 02/15/23 (Call 08/15/17)	25	26,250
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	50	63,417

Security	Principal (000s)	Value

Plains All American Pipeline LP
5.15%, 06/01/42 (Call 12/01/41)	$25	$29,039
Rockies Express Pipeline LLC
5.63%, 04/15/20[a]	50	47,625
Williams Partners LP
3.35%, 08/15/22 (Call 05/15/22)	50	51,753
5.25%, 03/15/20	50	58,525

		807,674
REAL ESTATE INVESTMENT TRUSTS — 2.31%
American Tower Corp.
4.50%, 01/15/18	50	55,327
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	54,300
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	50	58,021
HCP Inc.
3.75%, 02/01/16	50	53,202
Health Care REIT Inc.
4.13%, 04/01/19 (Call 01/01/19)	50	54,277
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	25	27,523
Weyerhaeuser Co.
7.38%, 03/15/32	50	63,641

		366,291
RETAIL — 2.70%
AutoZone Inc.
3.70%, 04/15/22 (Call 01/15/22)	50	53,484
CVS Caremark Corp.
5.75%, 06/01/17	50	60,178
5.75%, 05/15/41 (Call 11/15/40)	50	64,464
Gap Inc. (The)
5.95%, 04/12/21 (Call 01/12/21)	50	56,250
Limited Brands Inc.
5.63%, 02/15/22	50	53,938
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	50	58,303
Walgreen Co.
3.10%, 09/15/22	50	51,133

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

Yum! Brands Inc.
6.25%, 03/15/18	$25	$30,636

		428,386
SOFTWARE — 0.16%
Fiserv Inc.
3.50%, 10/01/22 (Call 07/01/22)	25	25,345

		25,345
TELECOMMUNICATIONS — 6.12%
British Telecommunications PLC
9.63%, 12/15/30	25	40,828
CenturyLink Inc.
5.80%, 03/15/22	50	52,069
7.65%, 03/15/42	50	52,512
Deutsche Telekom International Finance BV
5.75%, 03/23/16	100	113,852
8.75%, 06/15/30	50	75,790
Frontier Communications Corp.
7.13%, 01/15/23	50	53,250
8.25%, 04/15/17	50	57,625
Nokia OYJ
5.38%, 05/15/19	75	62,062
Rogers Communications Inc.
6.80%, 08/15/18	25	31,661
Sprint Nextel Corp.
9.00%, 11/15/18[a]	50	61,750
Telecom Italia Capital SA
5.25%, 10/01/15	50	52,875
7.72%, 06/04/38	50	53,000
Telefonica Emisiones SAU
4.95%, 01/15/15	75	78,000
5.46%, 02/16/21	50	50,500
6.42%, 06/20/16	75	81,187
Windstream Corp.
7.88%, 11/01/17	50	55,688

		972,649

Security	Principal (000s) or Shares	Value

TRANSPORTATION — 1.89%
Burlington Northern Santa Fe Corp.
4.38%, 09/01/42 (Call 03/01/42)	$25	$26,695
4.40%, 03/15/42 (Call 09/15/41)	50	54,270
4.70%, 10/01/19	25	28,929
CSX Corp.
4.75%, 05/30/42 (Call 11/30/41)	50	55,228
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	75	77,838
Union Pacific Corp.
4.16%, 07/15/22 (Call 04/15/22)	50	56,581

		299,541

TOTAL CORPORATE BONDS & NOTES
(Cost: $14,950,006)		15,455,491

SHORT-TERM INVESTMENTS — 1.27%

MONEY MARKET FUNDS — 1.27%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	201,590	201,590

		201,590

TOTAL SHORT-TERM INVESTMENTS
(Cost: $201,590)		201,590

TOTAL INVESTMENTS IN SECURITIES — 98.60%
(Cost: $15,151,596)		15,657,081
Other Assets, Less Liabilities — 1.40%		222,381

NET ASSETS — 100.00%		$15,879,462

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® B - Ca RATED CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 97.87%

ADVERTISING — 0.47%
Visant Corp.
10.00%, 10/01/17 (Call 10/01/13)	$50	$48,313

		48,313
AEROSPACE & DEFENSE — 0.80%
TransDigm Inc.
7.75%, 12/15/18 (Call 12/15/14)	75	82,688

		82,688
AIRLINES — 0.50%
Air Canada
9.25%, 08/01/15 (Call 11/30/12)[a]	50	52,000

		52,000
APPAREL — 0.53%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)	50	54,563

		54,563
AUTO MANUFACTURERS — 0.23%
Navistar International Corp.
8.25%, 11/01/21 (Call 11/01/14)	25	23,406

		23,406
AUTO PARTS & EQUIPMENT — 1.51%
Goodyear Tire & Rubber Co. (The)
7.00%, 05/15/22 (Call 05/15/17)	100	104,875
Visteon Corp.
6.75%, 04/15/19 (Call 04/15/14)	50	51,437

		156,312
BANKS — 6.79%
Ally Financial Inc.
4.50%, 02/11/14	100	103,000
6.25%, 12/01/17	75	82,368
8.00%, 11/01/31	100	119,000
CIT Group Inc.
4.75%, 02/15/15[a]	100	103,500
5.00%, 08/15/22	75	77,717
5.25%, 04/01/14[a]	50	51,875
5.25%, 03/15/18	75	79,688

Security	Principal (000s)	Value

Royal Bank of Scotland Group PLC
7.64%, 12/31/49 (Call 09/29/17)[b]	$100	$83,750

		700,898
BUILDING MATERIALS — 0.26%
Ply Gem Industries Inc.
8.25%, 02/15/18 (Call 02/15/14)	25	26,688

		26,688
CHEMICALS — 2.25%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 02/01/14)	50	50,500
Huntsman International LLC
8.63%, 03/15/21 (Call 09/15/15)	75	85,312
Ineos Group Holdings PLC
8.50%, 02/15/16 (Call 11/30/12)[a]	75	72,375
MPM Escrow LLC/MPM Finance Escrow Corp.
8.88%, 10/15/20 (Call 10/15/15)[a]	25	24,438

		232,625
COAL — 2.78%
Alpha Natural Resources Inc.
6.00%, 06/01/19 (Call 06/01/14)	50	43,875
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)	100	88,750
CONSOL Energy Inc.
8.00%, 04/01/17 (Call 04/01/14)	100	105,750
Murray Energy Corp.
10.25%, 10/15/15 (Call 12/15/12)[a]	50	49,000

		287,375
COMMERCIAL SERVICES — 4.07%
Ceridian Corp.
11.25%, 11/15/15 (Call 11/30/12)	50	48,750
Emergency Medical Services Corp.
8.13%, 06/01/19 (Call 06/01/14)	50	53,000
Hertz Corp. (The)
6.75%, 04/15/19 (Call 04/15/15)	75	79,594
Iron Mountain Inc.
5.75%, 08/15/24 (Call 08/15/17)	50	49,875
ServiceMaster Co.
7.00%, 08/15/20 (Call 08/15/15)[a]	50	50,500

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® B - Ca RATED CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

TransUnion LLC/TransUnion Financing Corp.
11.38%, 06/15/18 (Call 06/15/14)	$25	$29,000
UR Financing Escrow Corp.
7.63%, 04/15/22 (Call 04/15/17)[a]	100	109,500

		420,219
COMPUTERS — 1.04%
SunGard Data Systems Inc.
7.38%, 11/15/18 (Call 11/15/13)	100	107,625

		107,625
DISTRIBUTION & WHOLESALE — 1.06%
HD Supply Inc.
8.13%, 04/15/19 (Call 04/15/15)[a]	25	27,500
11.00%, 04/15/20 (Call 04/15/16)[a]	50	56,875
VWR Funding Inc.
7.25%, 09/15/17 (Call 09/15/14)[a]	25	25,438

		109,813
DIVERSIFIED FINANCIAL SERVICES — 1.34%
Nuveen Investments Inc.
9.50%, 10/15/20 (Call 10/15/16)[a]	50	50,375
Springleaf Finance Corp.
6.90%, 12/15/17	100	88,000

		138,375
ELECTRIC — 3.56%
Edison Mission Energy
7.00%, 05/15/17	100	48,250
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
10.00%, 12/01/20 (Call 12/01/15)	125	136,562
GenOn Energy Inc.
9.50%, 10/15/18	75	85,500
NRG Energy Inc.
6.63%, 03/15/23 (Call 09/15/17)[a]	25	25,750
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20 (Call 04/01/16)[a]	100	71,500

		367,562
ELECTRICAL COMPONENTS & EQUIPMENT — 0.25%
General Cable Corp.
5.75%, 10/01/22 (Call 10/01/17)[a]	25	25,438

		25,438

Security	Principal (000s)	Value

ENTERTAINMENT — 0.54%
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)	$50	$56,125

		56,125
FOOD — 2.46%
ARAMARK Corp.
8.50%, 02/01/15 (Call 11/30/12)	100	101,626
Del Monte Corp.
7.63%, 02/15/19 (Call 02/15/14)	50	51,375
Post Holdings Inc.
7.38%, 02/15/22 (Call 02/15/17)[a]	50	53,062
SUPERVALU Inc.
8.00%, 05/01/16	50	47,625

		253,688
GAS — 1.06%
Sabine Pass LNG LP
7.50%, 11/30/16	100	109,250

		109,250
HEALTH CARE — PRODUCTS — 2.37%
Biomet Inc.
6.50%, 10/01/20 (Call 10/01/15)[a]	50	49,062
11.63%, 10/15/17 (Call 11/01/12)	86	91,504
Hologic Inc.
6.25%, 08/01/20 (Call 08/01/15)[a]	25	26,500
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)[a]	50	53,250
12.50%, 11/01/19 (Call 11/01/15)[a]	25	23,875

		244,191
HEALTH CARE — SERVICES — 6.16%
Community Health Systems Inc.
7.13%, 07/15/20 (Call 07/15/16)	25	26,438
8.00%, 11/15/19 (Call 11/15/15)	100	107,875
DaVita Inc.
5.75%, 08/15/22 (Call 08/15/17)	25	26,125
6.38%, 11/01/18 (Call 11/01/13)	75	80,062
HCA Holdings Inc.
7.75%, 05/15/21 (Call 11/15/15)	100	107,750

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® B - Ca RATED CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

HCA Inc.
6.38%, 01/15/15	$25	$26,875
7.50%, 02/15/22	50	55,875
Health Management Associates Inc.
7.38%, 01/15/20 (Call 01/15/16)	50	53,875
IASIS Healthcare LLC
8.38%, 05/15/19 (Call 05/15/14)	50	46,000
Tenet Healthcare Corp.
8.00%, 08/01/20 (Call 08/01/15)	50	52,625
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc.
8.00%, 02/01/18 (Call 02/01/14)	50	52,000

		635,500
HOME BUILDERS — 1.05%
K Hovnanian Enterprises Inc.
7.25%, 10/15/20 (Call 10/15/15)[a]	50	52,750
Shea Homes LP/Shea Homes Funding Corp.
8.63%, 05/15/19 (Call 05/15/15)	50	55,625

		108,375
HOUSEHOLD PRODUCTS & WARES — 2.75%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
5.75%, 10/15/20 (Call 10/15/15)[a]	100	101,000
9.88%, 08/15/19 (Call 08/15/15)	175	183,312

		284,312
INTERNET — 0.27%
Zayo Group LLC/Zayo Capital Inc.
8.13%, 01/01/20 (Call 07/01/15)	25	27,375

		27,375
LODGING — 4.68%
Ameristar Casinos Inc.
7.50%, 04/15/21 (Call 04/15/15)	50	53,500
Caesars Entertainment Operating Co. Inc.
9.00%, 02/15/20 (Call 02/15/16)[a]	25	24,875
12.75%, 04/15/18 (Call 04/15/14)	50	36,250
CityCenter Holdings LLC/CityCenter Finance Corp.
7.63%, 01/15/16 (Call 01/15/14)	75	80,062

Security	Principal (000s)	Value

Harrah’s Operating Co. Inc.
10.00%, 12/15/18 (Call 12/15/13)	$75	$46,875
11.25%, 06/01/17 (Call 06/01/13)	75	81,187
MGM Resorts International
6.63%, 07/15/15	75	79,688
8.63%, 02/01/19[a]	75	81,094

		483,531
MANUFACTURING — 0.80%
RBS Global Inc./Rexnord LLC
8.50%, 05/01/18 (Call 05/01/14)	75	82,313

		82,313
MEDIA — 6.10%
Cablevision Systems Corp.
8.63%, 09/15/17	75	87,562
Cengage Learning Acquisitions Inc.
11.50%, 04/15/20 (Call 04/15/16)[a]	25	26,813
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.63%, 11/15/17 (Call 12/05/12)[a]	75	80,250
Clear Channel Communications Inc.
9.00%, 03/01/21 (Call 03/01/16)	50	43,625
10.75%, 08/01/16 (Call 11/30/12)	75	55,500
Clear Channel Worldwide Holdings Inc. Series B
7.63%, 03/15/20 (Call 03/15/15)	100	95,250
Quebecor Media Inc.
5.75%, 01/15/23[a]	25	25,531
Sirius XM Radio Inc.
8.75%, 04/01/15[a]	100	113,500
Univision Communications Inc.
6.75%, 09/15/22 (Call 09/15/17)[a]	25	24,963
6.88%, 05/15/19 (Call 05/15/15)[a]	75	76,687

		629,681
MINING — 3.19%
FMG Resources (August 2006) Pty Ltd.
6.00%, 04/01/17 (Call 04/01/15)[a]	100	96,248
6.88%, 04/01/22 (Call 04/01/17)[a]	50	46,875
Inmet Mining Corp.
8.75%, 06/01/20 (Call 06/01/16)[a]	50	51,875

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® B - Ca RATED CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

Molycorp Inc.
10.00%, 06/01/20 (Call 06/01/16)[a]	$25	$24,063
Novelis Inc.
8.75%, 12/15/20 (Call 12/15/15)	100	110,250

		329,311
OFFICE & BUSINESS EQUIPMENT — 0.78%
CDW LLC/CDW Finance Corp.
12.54%, 10/12/17 (Call 11/30/12)	75	80,344

		80,344
OIL & GAS — 9.27%
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	75	78,563
Denbury Resources Inc.
8.25%, 02/15/20 (Call 02/15/15)	75	84,937
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (Call 12/15/14)	50	56,375
EP Energy LLC/EP Energy Finance Inc.
9.38%, 05/01/20 (Call 05/01/16)[a]	100	110,500
Forest Oil Corp.
7.25%, 06/15/19 (Call 11/30/12)	50	50,750
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)[a]	125	125,000
MEG Energy Corp.
6.50%, 03/15/21 (Call 03/15/15)[a]	50	53,625
Offshore Group Investments Ltd.
11.50%, 08/01/15 (Call 02/01/13)	34	37,358
PetroBakken Energy Ltd.
8.63%, 02/01/20 (Call 02/01/16)[a]	50	51,000
Plains Exploration & Production Co.
6.75%, 02/01/22 (Call 02/01/17)	75	75,375
6.88%, 02/15/23 (Call 02/15/18)	50	49,986
Samson Investment Co.
9.75%, 02/15/20 (Call 02/15/16)[a]	75	79,125
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	50	52,000
7.50%, 02/15/23 (Call 08/15/17)[a]	50	51,750

		956,344
OIL & GAS SERVICES — 0.99%
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (Call 12/15/13)[a]	100	102,500

		102,500

Security	Principal (000s)	Value

PACKAGING & CONTAINERS — 1.34%
Berry Plastics Corp.
9.75%, 01/15/21 (Call 01/15/16)	$50	$56,750
Sealed Air Corp.
8.13%, 09/15/19 (Call 09/15/15)[a]	75	81,937

		138,687
PHARMACEUTICALS — 1.81%
Valeant Pharmaceuticals International Inc.
7.00%, 10/01/20 (Call 10/01/15)[a]	125	134,531
Warner Chilcott Co. LLC
7.75%, 09/15/18 (Call 09/15/14)	50	52,750

		187,281
REAL ESTATE — 1.07%
Realogy Corp.
7.63%, 01/15/20 (Call 01/15/16)[a]	50	56,125
Toys R Us Property Co. I LLC
10.75%, 07/15/17 (Call 07/15/13)	50	54,063

		110,188
RETAIL — 3.35%
Burger King Corp.
9.88%, 10/15/18 (Call 10/15/14)	75	86,812
McJunkin Red Man Corp.
9.50%, 12/15/16 (Call 12/15/12)	75	81,075
Michaels Stores Inc.
7.75%, 11/01/18 (Call 11/01/14)	50	53,688
Rite Aid Corp.
9.50%, 06/15/17 (Call 11/30/12)	75	77,062
Sears Holdings Corp.
6.63%, 10/15/18	50	46,750

		345,387
SEMICONDUCTORS — 1.04%
Freescale Semiconductor Inc.
9.25%, 04/15/18 (Call 04/15/14)[a]	100	107,000

		107,000
SOFTWARE — 3.53%
First Data Corp.
7.38%, 06/15/19 (Call 06/15/15)[a]	75	77,625
11.25%, 03/31/16 (Call 11/30/12)	50	48,875
12.63%, 01/15/21 (Call 01/15/16)	150	154,875

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® B - Ca RATED CORPORATE BOND FUND

October 31, 2012

Security	Principal (000s)	Value

Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)	$75	$82,875

		364,250
TELECOMMUNICATIONS — 15.19%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29	50	31,625
Avaya Inc.
9.75%, 11/01/15 (Call 11/30/12)	100	89,000
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)	50	53,750
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15 (Call 12/01/12)[a]	125	133,125
CommScope Inc.
8.25%, 01/15/19 (Call 01/15/15)[a]	75	80,812
Cricket Communications Inc.
7.75%, 05/15/16 (Call 11/30/12)	25	26,438
7.75%, 10/15/20 (Call 10/15/15)	75	77,344
Crown Castle International Corp.
5.25%, 01/15/23[a]	25	25,813
9.00%, 01/15/15 (Call 01/15/13)	50	53,500
Hughes Satellite Systems Corp.
7.63%, 06/15/21	76	84,550
Intelsat (Luxembourg) SA
11.25%, 02/04/17 (Call 02/15/13)	100	105,000
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (Call 10/15/15)[a]	50	53,000
7.50%, 04/01/21 (Call 04/01/16)	100	107,250
Level 3 Financing Inc.
8.13%, 07/01/19 (Call 07/01/15)	75	80,062
9.38%, 04/01/19 (Call 04/01/15)	50	55,750
MetroPCS Wireless Inc.
7.88%, 09/01/18 (Call 09/01/14)	75	82,125
Nextel Communications Inc. Series D
7.38%, 08/01/15 (Call 11/13/12)	52	52,065
SBA Telecommunications Inc.
5.75%, 07/15/20 (Call 07/15/16)[a]	25	26,000
Sprint Capital Corp.
6.88%, 11/15/28	100	102,250

Security	Principal (000s) or Shares	Value

Sprint Nextel Corp.
6.00%, 12/01/16	$50	$53,750
7.00%, 08/15/20	25	27,437
8.38%, 08/15/17	100	116,000
West Corp.
7.88%, 01/15/19 (Call 11/15/14)	50	51,000

		1,567,646
TRANSPORTATION — 0.63%
CEVA Group PLC
11.50%, 04/01/18 (Call 04/01/14)[a]	75	64,500

		64,500

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,844,130)		10,101,679

SHORT-TERM INVESTMENTS — 1.09%

MONEY MARKET FUNDS — 1.09%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	111,989	111,989

		111,989

TOTAL SHORT-TERM INVESTMENTS (Cost: $111,989)		111,989

TOTAL INVESTMENTS
IN SECURITIES — 98.96%
(Cost: $9,956,119)		10,213,668
Other Assets, Less Liabilities — 1.04%		107,643

NET ASSETS — 100.00%		$10,321,311

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Variable rate security. Rate shown is as of report date.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments

iSHARES® FINANCIALS SECTOR BOND FUND

October 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 95.91%

BANKS — 56.61%
Abbey National Treasury Services PLC
4.00%, 04/27/16[a]	$25	$26,147
Bank of America Corp.
3.63%, 03/17/16	100	106,411
5.70%, 01/24/22	75	88,990
7.63%, 06/01/19	100	126,518
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	150	157,059
Bank of Nova Scotia
2.90%, 03/29/16[a]	125	132,880
Barclays Bank PLC
5.13%, 01/08/20	100	113,745
5.20%, 07/10/14	100	106,961
BB&T Corp.
3.20%, 03/15/16 (Call 02/16/16)	125	133,610
BNP Paribas SA
3.60%, 02/23/16	125	132,551
Capital One Financial Corp.
6.75%, 09/15/17	125	153,638
Citigroup Inc.
4.45%, 01/10/17	125	137,968
4.50%, 01/14/22[a]	50	55,207
4.75%, 05/19/15	200	215,773
6.88%, 03/05/38	100	134,123
Credit Suisse New York
5.40%, 01/14/20	50	55,379
5.50%, 05/01/14	100	106,858
Deutsche Bank AG London
6.00%, 09/01/17	100	119,792
Fifth Third Bancorp
3.63%, 01/25/16	100	107,453
Goldman Sachs Group Inc. (The)
5.25%, 07/27/21	100	111,835
6.00%, 05/01/14	250	267,254
6.75%, 10/01/37	150	162,721
HSBC Holdings PLC
4.00%, 03/30/22	50	54,870
5.10%, 04/05/21	75	87,962
6.50%, 09/15/37	100	121,469

Security	Principal (000s)	Value

J.P. Morgan Chase & Co.
2.05%, 01/24/14	$200	$203,408
3.15%, 07/05/16	200	211,284
5.60%, 07/15/41	100	123,526
KeyCorp
5.10%, 03/24/21	25	29,409
Lloyds TSB Bank PLC
4.20%, 03/28/17	50	54,985
Morgan Stanley
4.75%, 04/01/14[a]	150	155,973
4.75%, 03/22/17	150	162,037
5.75%, 01/25/21	200	223,072
National Australia Bank Ltd. New York
1.60%, 08/07/15	25	25,421
Northern Trust Corp.
2.38%, 08/02/22	25	24,935
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)[b]	200	212,531
Rabobank Nederland
3.38%, 01/19/17	100	107,272
3.88%, 02/08/22	50	54,212
Royal Bank of Canada
1.45%, 10/30/14	100	101,711
Royal Bank of Scotland Group PLC
6.13%, 01/11/21	50	59,928
State Street Corp.
2.88%, 03/07/16	100	106,451
SunTrust Banks Inc.
3.60%, 04/15/16 (Call 03/15/16)	75	79,614
Toronto-Dominion Bank (The)
2.38%, 10/19/16	50	52,637
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	150	157,017
UBS AG Stamford
5.88%, 12/20/17	175	205,928
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	50	57,978
Wells Fargo & Co.
3.75%, 10/01/14[a]	250	265,146
4.60%, 04/01/21	175	200,805

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FINANCIALS SECTOR BOND FUND

October 31, 2012

Security	Principal (000s)	Value

Westpac Banking Corp.
4.88%, 11/19/19	$100	$115,020

		6,007,474
DIVERSIFIED FINANCIAL SERVICES —13.40%
American Express Co.
8.15%, 03/19/38	50	80,057
American Express Credit Corp.
2.38%, 03/24/17	25	26,348
Series C
7.30%, 08/20/13[a]	150	158,064
Credit Suisse (USA) Inc.
5.85%, 08/16/16	75	86,935
General Electric Capital Corp.
2.25%, 11/09/15	200	206,928
Series A
6.75%, 03/15/32	175	230,029
HSBC Finance Corp.
5.00%, 06/30/15	75	80,742
6.68%, 01/15/21	50	58,571
Jefferies Group Inc.
6.88%, 04/15/21	50	54,750
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	175	210,375
Nomura Holdings Inc.
6.70%, 03/04/20	75	86,557
SLM Corp.
6.25%, 01/25/16	25	27,250
8.00%, 03/25/20	100	115,000

		1,421,606
HEALTH CARE — SERVICES — 4.17%
Aetna Inc.
6.63%, 06/15/36	50	67,738
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	100	109,232
Humana Inc.
7.20%, 06/15/18	25	30,532
UnitedHealth Group Inc.
4.63%, 11/15/41 (Call 05/15/41)	100	110,868
WellPoint Inc.
5.25%, 01/15/16	25	28,111
6.38%, 06/15/37	75	96,009

		442,490

Security	Principal (000s)	Value

INSURANCE — 14.84%
Aflac Inc.
2.65%, 02/15/17	$75	$78,521
Allstate Corp. (The)
5.20%, 01/15/42	25	30,218
5.55%, 05/09/35	25	30,913
American International Group Inc.
4.25%, 09/15/14	150	158,624
8.18%, 05/15/68 (Call 05/15/38)[c]	100	123,750
AXA SA
8.60%, 12/15/30	25	31,000
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	125	132,101
5.75%, 01/15/40	25	31,560
Chubb Corp. (The)
6.00%, 05/11/37	50	66,636
Genworth Financial Inc.
6.52%, 05/22/18[a]	50	52,250
Hartford Financial Services Group Inc.
5.50%, 03/30/20	50	57,411
Lincoln National Corp.
8.75%, 07/01/19[a]	100	131,422
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	100	113,475
MetLife Inc.
6.40%, 12/15/66 (Call 12/15/31)	50	54,250
6.75%, 06/01/16	100	119,350
Principal Financial Group Inc.
3.30%, 09/15/22	25	25,348
Prudential Financial Inc.
5.80%, 11/16/41	50	59,253
7.38%, 06/15/19	100	127,928
Travelers Companies Inc. (The)
6.25%, 06/20/16	50	59,025
6.25%, 06/15/37	25	33,595
Willis North America Inc.
6.20%, 03/28/17	25	28,708
XLIT Ltd.
5.75%, 10/01/21	25	29,099

		1,574,437

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® FINANCIALS SECTOR BOND FUND

October 31, 2012

Security	Principal (000s) or Shares	Value

REAL ESTATE — 1.11%
Prologis LP
6.63%, 05/15/18	$100	$117,455

		117,455
REAL ESTATE INVESTMENT TRUSTS — 5.78%
AvalonBay Communities Inc.
2.95%, 09/15/22 (Call 06/15/22)	25	25,246
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	100	108,599
Digital Realty Trust LP
3.63%, 10/01/22 (Call 07/01/22)	25	25,291
Duke Realty LP
4.38%, 06/15/22 (Call 03/15/22)	25	26,870
ERP Operating LP
4.63%, 12/15/21 (Call 09/15/21)	50	58,021
HCP Inc.
3.75%, 02/01/16	50	53,202
5.38%, 02/01/21 (Call 12/01/20)	25	28,778
Health Care REIT Inc.
5.25%, 01/15/22 (Call 10/15/21)	50	56,945
Hospitality Properties Trust
5.00%, 08/15/22 (Call 02/15/22)	25	26,010
Liberty Property LP
4.13%, 06/15/22 (Call 03/15/22)	25	26,270
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)	125	151,169
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22 (Call 12/01/21)	25	26,717

		613,118

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,660,886)		10,176,580

SHORT-TERM INVESTMENTS — 8.14%

MONEY MARKET FUNDS — 8.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[b,d,e]	495,884	495,884

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[b,d,e]	45,221	$45,221
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[b,d]	322,998	322,998

		864,103

TOTAL SHORT-TERM INVESTMENTS
(Cost: $864,103)		864,103

TOTAL INVESTMENTS IN SECURITIES — 104.05%
(Cost: $10,524,989)		11,040,683
Other Assets, Less Liabilities — (4.05)%		(429,534)

NET ASSETS — 100.00%		$10,611,149

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	Variable rate security. Rate shown is as of report date.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® INDUSTRIALS SECTOR BOND FUND

October 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.62%

AEROSPACE & DEFENSE — 4.13%
Boeing Co. (The)
6.00%, 03/15/19	$100	$125,622
Lockheed Martin Corp.
3.35%, 09/15/21	100	105,623
Northrop Grumman Corp.
3.50%, 03/15/21	75	80,428
Raytheon Co.
3.13%, 10/15/20	150	160,813
United Technologies Corp.
1.80%, 06/01/17	50	51,799
3.10%, 06/01/22	50	53,757
5.70%, 04/15/40	50	66,270

		644,312
AGRICULTURE — 3.50%
Altria Group Inc.
9.70%, 11/10/18	75	106,760
10.20%, 02/06/39	25	43,867
Archer-Daniels-Midland Co.
4.48%, 03/01/21[a]	100	116,149
Philip Morris International Inc.
2.90%, 11/15/21	150	158,124
Reynolds American Inc.
6.75%, 06/15/17	100	121,387

		546,287
AUTO MANUFACTURERS — 0.20%
Ford Motor Co.
7.45%, 07/16/31[a]	25	31,375

		31,375
AUTO PARTS & EQUIPMENT — 0.54%
Johnson Controls Inc.
5.50%, 01/15/16	75	84,391

		84,391
BEVERAGES — 4.73%
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	50	50,756
5.38%, 11/15/14	100	109,732
8.20%, 01/15/39	50	83,500

Security	Principal (000s)	Value

Coca-Cola Co. (The)
3.63%, 03/15/14	$50	$52,143
5.35%, 11/15/17	50	60,266
Diageo Capital PLC
4.83%, 07/15/20	100	119,195
Molson Coors Brewing Co.
2.00%, 05/01/17	50	51,271
PepsiCo Inc.
2.50%, 05/10/16	150	158,604
4.00%, 03/05/42	50	52,818

		738,285
BIOTECHNOLOGY — 1.42%
Amgen Inc.
5.15%, 11/15/41 (Call 05/15/41)	100	115,223
Life Technologies Corp.
4.40%, 03/01/15	100	107,024

		222,247
CHEMICALS — 2.98%
Dow Chemical Co. (The)
8.55%, 05/15/19[a]	125	169,413
E.I. du Pont de Nemours and Co.
6.00%, 07/15/18	100	125,544
Eastman Chemical Co.
4.80%, 09/01/42 (Call 03/01/42)[a]	25	27,448
Ecolab Inc.
5.50%, 12/08/41	50	62,786
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17[a]	50	54,433
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	25	24,749

		464,373
COMMERCIAL SERVICES — 0.86%
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	100	116,750
Princeton University
Series A
4.95%, 03/01/19	15	18,000

		134,750

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® INDUSTRIALS SECTOR BOND FUND

October 31, 2012

Security	Principal (000s)	Value

COMPUTERS — 3.62%
Dell Inc.
5.88%, 06/15/19	$125	$146,558
Hewlett-Packard Co.
4.30%, 06/01/21	100	99,043
4.75%, 06/02/14[a]	150	156,965
International Business Machines Corp.
0.55%, 02/06/15	100	100,041
4.00%, 06/20/42	54	57,872
5.60%, 11/30/39	3	4,011

		564,490
COSMETICS & PERSONAL CARE — 0.55%
Procter & Gamble Co. (The)
1.45%, 08/15/16	50	51,258
5.55%, 03/05/37	25	33,931

		85,189
DIVERSIFIED FINANCIAL SERVICES — 4.88%
Caterpillar Financial Services Corp.
7.15%, 02/15/19	200	266,365
Ford Motor Credit Co. LLC
7.00%, 04/15/15	100	111,699
8.13%, 01/15/20[a]	100	127,139
John Deere Capital Corp.
1.25%, 12/02/14	150	152,309
Toyota Motor Credit Corp.
2.00%, 09/15/16	100	103,654

		761,166
ELECTRONICS — 2.06%
Honeywell International Inc.
4.25%, 03/01/21	100	118,582
Koninklijke Philips Electronics NV
5.75%, 03/11/18	100	121,899
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	75	80,644

		321,125
ENVIRONMENTAL CONTROL — 1.34%
Republic Services Inc.
5.00%, 03/01/20	125	144,593

Security	Principal (000s)	Value

Waste Management Inc.
6.13%, 11/30/39	$50	$64,190

		208,783
FOOD — 3.11%
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	50	53,043
Kellogg Co.
3.13%, 05/17/22	50	52,487
Kraft Foods Inc.
6.50%, 02/09/40	100	139,508
Kroger Co. (The)
6.15%, 01/15/20	100	124,039
Unilever Capital Corp.
4.25%, 02/10/21	100	116,789

		485,866
FOREST PRODUCTS & PAPER — 0.83%
International Paper Co.
7.95%, 06/15/18	100	129,298

		129,298
HEALTH CARE — PRODUCTS — 2.47%
Baxter International Inc.
2.40%, 08/15/22	50	50,195
Becton, Dickinson and Co.
3.13%, 11/08/21	75	80,426
Boston Scientific Corp.
6.00%, 01/15/20[a]	75	89,560
Covidien International Finance SA
6.00%, 10/15/17	50	60,401
Medtronic Inc.
3.00%, 03/15/15	100	105,324

		385,906
HOUSEHOLD PRODUCTS & WARES — 0.79%
Kimberly-Clark Corp.
6.13%, 08/01/17	100	123,899

		123,899
INTERNET — 0.32%
eBay Inc.
2.60%, 07/15/22 (Call 04/15/22)	50	50,778

		50,778

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INDUSTRIALS SECTOR BOND FUND

October 31, 2012

Security	Principal (000s)	Value

IRON & STEEL — 0.63%
ArcelorMittal SA
6.50%, 02/25/22[a]	$100	$98,750

		98,750
MEDIA — 8.55%
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	25	26,218
Comcast Corp.
6.95%, 08/15/37	50	68,800
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
6.00%, 08/15/40 (Call 05/15/40)	100	114,302
NBCUniversal Media LLC
5.15%, 04/30/20	250	296,824
News America Inc.
6.65%, 11/15/37	75	100,396
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	100	111,528
7.30%, 07/01/38	75	104,827
8.25%, 02/14/14	100	109,529
Time Warner Inc.
7.70%, 05/01/32	125	182,123
Viacom Inc.
6.88%, 04/30/36	50	68,155
Walt Disney Co. (The)
0.88%, 12/01/14	150	151,360

		1,334,062
MINING — 5.53%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)[a]	100	103,110
Barrick Gold Corp.
2.90%, 05/30/16	25	26,292
Barrick North America Finance LLC
4.40%, 05/30/21	100	109,846
BHP Billiton Finance (USA) Ltd.
1.13%, 11/21/14	75	75,900
2.88%, 02/24/22	25	26,124
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	25	26,157

Security	Principal (000s)	Value

Rio Tinto Finance (USA) Ltd.
3.75%, 09/20/21	$200	$215,916
Southern Copper Corp.
5.38%, 04/16/20	50	56,779
Teck Resources Ltd.
5.20%, 03/01/42 (Call 09/01/41)	25	24,797
10.75%, 05/15/19 (Call 05/15/14)	50	60,000
Vale Overseas Ltd.
8.25%, 01/17/34	100	137,550

		862,471
OFFICE & BUSINESS EQUIPMENT — 0.68%
Xerox Corp.
4.25%, 02/15/15	100	105,625

		105,625
OIL & GAS — 10.88%
Anadarko Petroleum Corp.
6.38%, 09/15/17	150	182,693
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	50	61,340
BP Capital Markets PLC
4.74%, 03/11/21	100	118,435
Canadian Natural Resources Ltd.
5.70%, 05/15/17	100	118,870
ConocoPhillips
6.50%, 02/01/39	100	147,111
Devon Energy Corp.
2.40%, 07/15/16 (Call 06/15/16)	50	52,184
5.60%, 07/15/41 (Call 01/15/41)	50	62,622
Encana Corp.
6.50%, 02/01/38	50	62,751
Ensco PLC
4.70%, 03/15/21	100	115,179
Hess Corp.
5.60%, 02/15/41	50	59,798
Husky Energy Inc.
7.25%, 12/15/19	100	130,393
Nexen Inc.
6.40%, 05/15/37	25	32,172
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	75	85,500

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® INDUSTRIALS SECTOR BOND FUND

October 31, 2012

Security	Principal (000s)	Value

Phillips 66
4.30%, 04/01/22[b]	$50	$56,016
Shell International Finance BV
6.38%, 12/15/38	50	73,761
Suncor Energy Inc.
6.50%, 06/15/38	75	101,849
Total Capital
3.00%, 06/24/15	50	53,131
Transocean Inc.
6.38%, 12/15/21	100	121,108
Valero Energy Corp.
6.63%, 06/15/37	50	62,387

		1,697,300
OIL & GAS SERVICES — 1.27%
Halliburton Co.
7.45%, 09/15/39	25	38,650
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	25	26,680
9.63%, 03/01/19	100	132,606

		197,936
PHARMACEUTICALS — 6.69%
Abbott Laboratories
5.30%, 05/27/40	50	66,005
5.88%, 05/15/16	100	116,890
Allergan Inc.
3.38%, 09/15/20	20	21,713
AstraZeneca PLC
5.90%, 09/15/17	125	152,622
Bristol-Myers Squibb Co.
3.25%, 08/01/42	25	23,566
Express Scripts Holding Co.
3.13%, 05/15/16	100	106,203
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	50	72,144
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	25	26,203
Johnson & Johnson
5.95%, 08/15/37	50	70,354
Novartis Capital Corp.
2.90%, 04/24/15	150	158,284

Security	Principal (000s)	Value

Pfizer Inc.
7.20%, 03/15/39	$75	$119,241
Schering-Plough Corp./Merck & Co. Inc.
6.55%, 09/15/37	75	110,925

		1,044,150
RETAIL — 6.43%
CVS Caremark Corp.
5.75%, 06/01/17	100	120,355
Home Depot Inc. (The)
5.88%, 12/16/36	50	67,213
Lowe’s Companies Inc.
3.80%, 11/15/21 (Call 08/15/21)	100	109,501
Macy’s Retail Holdings Inc.
7.88%, 07/15/15[a]	100	117,328
McDonald’s Corp.
5.35%, 03/01/18	100	122,158
Target Corp.
7.00%, 01/15/38	100	148,734
Wal-Mart Stores Inc.
1.63%, 04/15/14	100	101,942
6.50%, 08/15/37	125	180,581
Yum! Brands Inc.
6.88%, 11/15/37	25	35,377

		1,003,189
SEMICONDUCTORS — 1.05%
Intel Corp.
3.30%, 10/01/21	150	163,230

		163,230
SOFTWARE — 1.86%
Microsoft Corp.
1.63%, 09/25/15	100	103,464
Oracle Corp.
5.38%, 07/15/40	50	64,291
5.75%, 04/15/18	100	122,682

		290,437
TELECOMMUNICATIONS — 12.95%
America Movil SAB de CV
5.00%, 03/30/20	150	176,844

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® INDUSTRIALS SECTOR BOND FUND

October 31, 2012

Security	Principal (000s)	Value

AT&T Inc.
3.88%, 08/15/21	$50	$56,852
5.10%, 09/15/14	100	108,370
5.35%, 09/01/40	175	220,141
6.30%, 01/15/38	50	66,853
Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	100	139,113
CenturyLink Inc.
6.45%, 06/15/21	50	55,080
7.65%, 03/15/42	50	52,512
Cisco Systems Inc.
5.50%, 01/15/40	25	32,247
5.90%, 02/15/39	50	66,508
Deutsche Telekom International Finance BV
8.75%, 06/15/30	50	75,790
France Telecom SA
2.75%, 09/14/16	75	78,757
8.50%, 03/01/31	50	74,505
Qwest Corp.
7.50%, 10/01/14	50	55,458
Telecom Italia Capital SA
4.95%, 09/30/14	125	130,000
Telefonica Emisiones SAU
3.99%, 02/16/16	65	65,894
5.46%, 02/16/21	50	50,500
Verizon Communications Inc.
2.00%, 11/01/16	150	156,680
7.75%, 12/01/30	150	226,104
Vodafone Group PLC
2.88%, 03/16/16	125	132,480

		2,020,688
TRANSPORTATION — 3.77%
Burlington Northern Santa Fe Corp.
7.00%, 12/15/25	100	133,005
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	100	104,515
CSX Corp.
4.75%, 05/30/42 (Call 11/30/41)	50	55,228
7.38%, 02/01/19	50	63,738

Security	Principal (000s) or Shares	Value

Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	$50	$51,892
4.84%, 10/01/41	50	58,716
United Parcel Service Inc.
5.13%, 04/01/19	100	121,177

		588,271

TOTAL CORPORATE BONDS & NOTES
(Cost: $14,824,741)		15,388,629

SHORT-TERM INVESTMENTS — 6.47%

MONEY MARKET FUNDS — 6.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	852,049	852,049
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	77,701	77,701
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	79,803	79,803

		1,009,553

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,009,553)		1,009,553

TOTAL INVESTMENTS IN SECURITIES — 105.09%
(Cost: $15,834,294)		16,398,182
Other Assets, Less Liabilities — (5.09)%		(794,011)

NET ASSETS — 100.00%		$15,604,171

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	59

Schedule of Investments

iSHARES® UTILITIES SECTOR BOND FUND

October 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 98.55%

DIVERSIFIED FINANCIAL SERVICES — 1.70%
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18	$150	$178,010

		178,010
ELECTRIC — 66.21%
Alabama Power Co.
6.00%, 03/01/39	150	202,034
Ameren Corp.
8.88%, 05/15/14	150	166,114
Appalachian Power Co.
7.00%, 04/01/38	75	104,885
Arizona Public Service Co.
8.75%, 03/01/19	100	132,698
Commonwealth Edison Co.
1.63%, 01/15/14	200	202,610
Consolidated Edison Co. of New York Inc.
Series 08-B
6.75%, 04/01/38	150	223,837
Constellation Energy Group Inc.
5.15%, 12/01/20 (Call 09/01/20)	50	57,891
Consumers Energy Co.
Series P
5.50%, 08/15/16	200	231,960
Dominion Resources Inc.
1.80%, 03/15/14	150	152,275
DTE Energy Co.
6.35%, 06/01/16	200	234,518
Duke Energy Carolinas LLC
6.05%, 04/15/38	150	203,720
7.00%, 11/15/18[a]	150	194,893
Entergy Louisiana LLC
5.40%, 11/01/24	100	121,949
Exelon Generation Co. LLC
4.25%, 06/15/22 (Call 03/15/22)[b]	100	107,732
5.60%, 06/15/42 (Call 12/15/41)[b]	90	100,791
FirstEnergy Corp.
Series C
7.38%, 11/15/31	175	233,893

Security	Principal (000s)	Value

Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	$50	$53,902
5.69%, 03/01/40	150	199,982
Florida Power Corp.
6.40%, 06/15/38[a]	150	210,895
Georgia Power Co. Series B
5.70%, 06/01/17	75	88,664
Indiana Michigan Power Co.
7.00%, 03/15/19	150	186,677
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	50	58,118
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	125	157,236
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	250	324,205
Nevada Power Co.
6.50%, 08/01/18	100	126,718
7.13%, 03/15/19	100	129,926
Nisource Finance Corp.
5.45%, 09/15/20	200	235,891
Northern States Power Co.
3.40%, 08/15/42 (Call 02/15/42)	50	48,500
NSTAR Electric Co.
5.63%, 11/15/17	150	181,421
Oncor Electric Delivery Co.
7.00%, 05/01/32	100	124,241
Pacific Gas & Electric Co.
5.80%, 03/01/37	100	128,121
6.05%, 03/01/34	125	161,872
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	100	102,529
PSEG Power LLC
5.32%, 09/15/16	150	167,958
Public Service Electric & Gas Co.
3.95%, 05/01/42 (Call 11/01/41)	50	52,845
Puget Sound Energy Inc.
5.76%, 10/01/39	100	133,127
San Diego Gas & Electric Co.
3.00%, 08/15/21	150	160,969
Scottish Power Ltd.
5.38%, 03/15/15	25	26,389

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® UTILITIES SECTOR BOND FUND

October 31, 2012

Security	Principal (000s)	Value

South Carolina Electric & Gas Co.
6.63%, 02/01/32	$100	$135,260
Southern California Edison Co.
4.05%, 03/15/42 (Call 09/15/41)	25	26,943
Series 08-A
5.95%, 02/01/38	150	202,528
Southern Power Co. Series D
4.88%, 07/15/15	50	54,482
TECO Finance Inc.
6.57%, 11/01/17	175	210,718
TransAlta Corp.
4.75%, 01/15/15	100	105,831
Virginia Electric and Power Co.
8.88%, 11/15/38	150	262,745
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	175	205,439

		6,935,932
GAS — 4.12%
AGL Capital Corp.
5.88%, 03/15/41 (Call 09/15/40)	25	33,249
Atmos Energy Corp.
8.50%, 03/15/19[a]	100	134,193
National Grid PLC
6.30%, 08/01/16	100	115,595
Sempra Energy
6.00%, 10/15/39	25	32,296
6.50%, 06/01/16	100	116,978

		432,311
PIPELINES — 25.89%
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	100	114,077
El Paso Natural Gas Co.
5.95%, 04/15/17	75	86,960
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)[a]	150	164,364
Enbridge Inc.
5.80%, 06/15/14	100	107,894
Energy Transfer Partners LP
5.95%, 02/01/15	150	164,423
6.50%, 02/01/42 (Call 08/01/41)	100	123,912

Security	Principal (000s) or Shares	Value

Enterprise Products Operating LLC
4.45%, 02/15/43 (Call 08/15/42)	$125	$127,405
5.20%, 09/01/20	225	270,006
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	250	294,187
Magellan Midstream Partners LP
4.25%, 02/01/21[a]	100	110,729
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	75	95,126
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17	75	90,175
Plains All American Pipeline LP
5.00%, 02/01/21 (Call 11/01/20)	175	206,927
Southern Natural Gas Co. LLC
5.90%, 04/01/17[b]	125	146,751
Spectra Energy Capital LLC
5.67%, 08/15/14	100	107,721
TransCanada PipeLines Ltd.
7.63%, 01/15/39	175	274,117
Williams Companies Inc. (The)
7.88%, 09/01/21	50	66,338
Williams Partners LP
6.30%, 04/15/40	125	160,637

		2,711,749
WATER — 0.63%
American Water Capital Corp.
6.59%, 10/15/37	50	65,739

		65,739

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,891,708)		10,323,741

SHORT-TERM INVESTMENTS — 6.22%

MONEY MARKET FUNDS — 6.22%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	571,045	571,045
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	52,075	52,075

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® UTILITIES SECTOR BOND FUND

October 31, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	28,124	$28,124

		651,244

TOTAL SHORT-TERM INVESTMENTS
(Cost: $651,244)		651,244

TOTAL INVESTMENTS IN SECURITIES — 104.77%
(Cost: $10,542,952)		10,974,985
Other Assets, Less Liabilities — (4.77)%		(499,917)

NET ASSETS — 100.00%		$10,475,068

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

October 31, 2012

	iShares Floating Rate Note Fund	iShares Aaa - A Rated Corporate Bond Fund	iShares Baa - Ba Rated Corporate Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$357,131,897	$297,429,962	$14,950,006
Affiliated (Note 2)	32,658,933	23,195,691	201,590

Total cost of investments	$389,790,830	$320,625,653	$15,151,596

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$359,570,108	$297,419,173	$15,455,491
Affiliated (Note 2)	32,659,907	23,191,150	201,590

Total fair value of investments	392,230,015	320,610,323	15,657,081
Receivables:
Investment securities sold	—	107,076	222,883
Due from custodian (Note 4)	—	—	55,531
Interest	438,571	2,653,297	207,401
Capital shares sold	5,051,320	—	—

Total Assets	397,719,906	323,370,696	16,142,896

LIABILITIES
Payables:
Investment securities purchased	3,965,109	1,277,838	260,545
Collateral for securities on loan (Note 5)	31,078,128	18,660,154	—
Investment advisory fees (Note 2)	59,770	33,593	2,889

Total Liabilities	35,103,007	19,971,585	263,434

NET ASSETS	$362,616,899	$303,399,111	$15,879,462

Net assets consist of:
Paid-in capital	$359,927,795	$303,045,099	$15,324,834
Undistributed net investment income	282,249	349,813	32,815
Undistributed net realized gain (accumulated net realized loss)	(32,330)	19,529	16,328
Net unrealized appreciation (depreciation)	2,439,185	(15,330)	505,485

NET ASSETS	$362,616,899	$303,399,111	$15,879,462

Shares outstanding[b]	7,200,000	5,800,000	300,000

Net asset value per share	$50.36	$52.31	$52.93

[a]	Securities on loan with values of $30,347,549, $18,103,973 and $ —, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

October 31, 2012

	iShares B - Ca Rated Corporate Bond Fund	iShares Financials Sector Bond Fund	iShares Industrials Sector Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$9,844,130	$9,454,968	$14,824,741
Affiliated (Note 2)	111,989	1,070,021	1,009,553

Total cost of investments	$9,956,119	$10,524,989	$15,834,294

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$10,101,679	$9,964,049	$15,388,629
Affiliated (Note 2)	111,989	1,076,634	1,009,553

Total fair value of investments	10,213,668	11,040,683	16,398,182
Receivables:
Investment securities sold	246,263	—	—
Interest	212,790	114,257	172,908

Total Assets	10,672,721	11,154,940	16,571,090

LIABILITIES
Payables:
Investment securities purchased	346,599	—	33,232
Collateral for securities on loan (Note 5)	—	541,105	929,750
Investment advisory fees (Note 2)	4,811	2,686	3,937

Total Liabilities	351,410	543,791	966,919

NET ASSETS	$10,321,311	$10,611,149	$15,604,171

Net assets consist of:
Paid-in capital	$10,015,419	$10,016,377	$14,989,832
Undistributed net investment income	65,577	26,274	32,101
Undistributed net realized gain (accumulated net realized loss)	(17,234)	52,804	18,350
Net unrealized appreciation	257,549	515,694	563,888

NET ASSETS	$10,321,311	$10,611,149	$15,604,171

Shares outstanding[b]	200,000	200,000	300,000

Net asset value per share	$51.61	$53.06	$52.01

[a]	Securities on loan with values of $ —, $524,992 and $892,736, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

October 31, 2012

iShares Utilities Sector Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$9,891,708
Affiliated (Note 2)	651,244

Total cost of investments	$10,542,952

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$10,323,741
Affiliated (Note 2)	651,244

Total fair value of investments	10,974,985
Receivables:
Interest	125,840

Total Assets	11,100,825

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	623,120
Investment advisory fees (Note 2)	2,637

Total Liabilities	625,757

NET ASSETS	$10,475,068

Net assets consist of:
Paid-in capital	$10,016,745
Undistributed net investment income	27,216
Accumulated net realized loss	(926)
Net unrealized appreciation	432,033

NET ASSETS	$10,475,068

Shares outstanding[b]	200,000

Net asset value per share	$52.38

[a]	Securities on loan with a value of $600,115. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Operations

iSHARES® TRUST

Period ended October 31, 2012

	iShares Floating Rate Note Fund	iShares Aaa - A Rated Corporate Bond Fund[a]	iShares Baa - Ba Rated Corporate Bond Fund[b]

NET INVESTMENT INCOME
Interest — unaffiliated	$1,980,691	$610,785	$217,703
Interest — affiliated (Note 2)	5,066	3,722	39
Securities lending income — affiliated (Note 2)	21,965	2,252	—

Total investment income	2,007,722	616,759	217,742

EXPENSES
Investment advisory fees (Note 2)	310,472	46,626	16,169

Total expenses	310,472	46,626	16,169

Net investment income	1,697,250	570,133	201,573

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	13,761	19,529	16,328
Investments — affiliated (Note 2)	(1,652)	—	—

Net realized gain	12,109	19,529	16,328

Net change in unrealized appreciation/depreciation	3,102,111	(15,330)	505,485

Net realized and unrealized gain	3,114,220	4,199	521,813

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,811,470	$574,332	$723,386

[a]	For the period from February 14, 2012 (commencement of operations) to October 31, 2012.
[b]	For the period from April 24, 2012 (commencement of operations) to October 31, 2012.

See notes to financial statements.

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Period ended October 31, 2012

	iShares B - Ca Rated Corporate Bond Fund[a]	iShares Financials Sector Bond Fund[b]	iShares Industrials Sector Bond Fund[b]

NET INVESTMENT INCOME
Interest — unaffiliated	$405,879	$235,349	$287,726
Interest — affiliated (Note 2)	103	2,957	68
Securities lending income — affiliated (Note 2)	—	734	810

Total investment income	405,982	239,040	288,604

EXPENSES
Investment advisory fees (Note 2)	28,891	21,758	28,259

Total expenses	28,891	21,758	28,259

Net investment income	377,091	217,282	260,345

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(17,234)	52,804	18,350

Net realized gain (loss)	(17,234)	52,804	18,350

Net change in unrealized appreciation/depreciation	257,549	515,694	563,888

Net realized and unrealized gain	240,315	568,498	582,238

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$617,406	$785,780	$842,583

[a]	For the period from April 24, 2012 (commencement of operations) to October 31, 2012.
[b]	For the period from February 14, 2012 (commencement of operations) to October 31, 2012.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Operations (Continued)

iSHARES® TRUST

Period ended October 31, 2012

iShares Utilities Sector Bond Fund[a]

NET INVESTMENT INCOME
Interest — unaffiliated	$242,648
Interest — affiliated (Note 2)	75
Securities lending income — affiliated (Note 2)	578

Total investment income	243,301

EXPENSES
Investment advisory fees (Note 2)	21,589

Total expenses	21,589

Net investment income	221,712

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(926)

Net realized loss	(926)

Net change in unrealized appreciation/depreciation	432,033

Net realized and unrealized gain	431,107

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$652,819

[a]	For the period from February 14, 2012 (commencement of operations) to October 31, 2012.

See notes to financial statements.

68	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Floating Rate Note Fund		iShares Aaa - A Rated Corporate Bond Fund
	Year ended October 31, 2012	Period from June 14, 2011[a] to October 31, 2011	Period from February 14, 2012[a] to October 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,697,250	$126,983	$570,133
Net realized gain (loss)	12,109	(87,274)	19,529
Net change in unrealized appreciation/depreciation	3,102,111	(662,926)	(15,330)

Net increase (decrease) in net assets resulting from operations	4,811,470	(623,217)	574,332

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,458,368)	(83,489)	(220,320)

Total distributions to shareholders	(1,458,368)	(83,489)	(220,320)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	300,127,705	69,668,836	303,045,099
Cost of shares redeemed	—	(9,826,038)	—

Net increase in net assets from capital share transactions	300,127,705	59,842,798	303,045,099

INCREASE IN NET ASSETS	303,480,807	59,136,092	303,399,111

NET ASSETS
Beginning of period	59,136,092	—	—

End of period	$362,616,899	$59,136,092	$303,399,111

Undistributed net investment income included in net assets at end of period	$282,249	$43,367	$349,813

SHARES ISSUED AND REDEEMED
Shares sold	6,000,000	1,400,000	5,800,000
Shares redeemed	—	(200,000)	—

Net increase in shares outstanding	6,000,000	1,200,000	5,800,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Baa - Ba Rated Corporate Bond Fund	iShares B - Ca Rated Corporate Bond Fund
	Period from April 24, 2012[a] to October 31, 2012	Period from April 24, 2012[a] to October 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$201,573	$377,091
Net realized gain (loss)	16,328	(17,234)
Net change in unrealized appreciation/depreciation	505,485	257,549

Net increase in net assets resulting from operations	723,386	617,406

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(168,758)	(311,514)

Total distributions to shareholders	(168,758)	(311,514)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	15,324,834	10,015,419

Net increase in net assets from capital share transactions	15,324,834	10,015,419

INCREASE IN NET ASSETS	15,879,462	10,321,311

NET ASSETS
Beginning of period	—	—

End of period	$15,879,462	$10,321,311

Undistributed net investment income included in net assets at end of period	$32,815	$65,577

SHARES ISSUED
Shares sold	300,000	200,000

Net increase in shares outstanding	300,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

70	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Financials Sector Bond Fund	iShares Industrials Sector Bond Fund
	Period from February 14, 2012[a] to October 31, 2012	Period from February 14, 2012[a] to October 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$217,282	$260,345
Net realized gain	52,804	18,350
Net change in unrealized appreciation/depreciation	515,694	563,888

Net increase in net assets resulting from operations	785,780	842,583

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(191,008)	(228,244)

Total distributions to shareholders	(191,008)	(228,244)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,016,377	14,989,832

Net increase in net assets from capital share transactions	10,016,377	14,989,832

INCREASE IN NET ASSETS	10,611,149	15,604,171

NET ASSETS
Beginning of period	—	—

End of period	$10,611,149	$15,604,171

Undistributed net investment income included in net assets at end of period	$26,274	$32,101

SHARES ISSUED
Shares sold	200,000	300,000

Net increase in shares outstanding	200,000	300,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

iShares Utilities Sector Bond Fund
Period from February 14, 2012[a] to October 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$221,712
Net realized loss	(926)
Net change in unrealized appreciation/depreciation	432,033

Net increase in net assets resulting from operations	652,819

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(194,496)

Total distributions to shareholders	(194,496)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,016,745

Net increase in net assets from capital share transactions	10,016,745

INCREASE IN NET ASSETS	10,475,068

NET ASSETS
Beginning of period	—

End of period	$10,475,068

Undistributed net investment income included in net assets at end of period	$27,216

SHARES ISSUED
Shares sold	200,000

Net increase in shares outstanding	200,000

[a]	Commencement of operations.

See notes to financial statements.

72	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

iShares Floating Rate Note Fund
	Year ended Oct. 31, 2012	Period from Jun. 14, 2011[a] to Oct. 31, 2011
Net asset value, beginning of period	$49.28	$50.01

Income from investment operations:
Net investment income[b]	0.55	0.13
Net realized and unrealized gain (loss)[c]	1.03	(0.79)

Total from investment operations	1.58	(0.66)

Less distributions from:
Net investment income	(0.50)	(0.07)

Total distributions	(0.50)	(0.07)

Net asset value, end of period	$50.36	$49.28

Total return	3.23%	(1.31)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$362,617	$59,136
Ratio of expenses to average net assets[e]	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.09%	0.70%
Portfolio turnover rate[f]	20%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Aaa - A Rated Corporate Bond Fund
Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$50.07

Income from investment operations:
Net investment income[b]	0.67
Net realized and unrealized gain[c]	2.36

Total from investment operations	3.03

Less distributions from:
Net investment income	(0.79)

Total distributions	(0.79)

Net asset value, end of period	$52.31

Total return	6.11%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$303,399
Ratio of expenses to average net assets[e]	0.15%
Ratio of net investment income to average net assets[e]	1.83%
Portfolio turnover rate[f]	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Baa - Ba Rated Corporate Bond Fund
Period from Apr. 24, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income[b]	0.99
Net realized and unrealized gain[c]	2.78

Total from investment operations	3.77

Less distributions from:
Net investment income	(0.84)

Total distributions	(0.84)

Net asset value, end of period	$52.93

Total return	7.64%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,879
Ratio of expenses to average net assets[e]	0.30%
Ratio of net investment income to average net assets[e]	3.74%
Portfolio turnover rate[f]	14%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares B - Ca Rated Corporate Bond Fund
Period from Apr. 24, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$50.00

Income from investment operations:
Net investment income[b]	1.89
Net realized and unrealized gain[c]	1.28

Total from investment operations	3.17

Less distributions from:
Net investment income	(1.56)

Total distributions	(1.56)

Net asset value, end of period	$51.61

Total return	6.46%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,321
Ratio of expenses to average net assets[e]	0.55%
Ratio of net investment income to average net assets[e]	7.18%
Portfolio turnover rate[f]	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Financials Sector Bond Fund
Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$50.07

Income from investment operations:
Net investment income[b]	1.09
Net realized and unrealized gain[c]	2.86

Total from investment operations	3.95

Less distributions from:
Net investment income	(0.96)

Total distributions	(0.96)

Net asset value, end of period	$53.06

Total return	7.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,611
Ratio of expenses to average net assets[e]	0.30%
Ratio of net investment income to average net assets[e]	3.00%
Portfolio turnover rate[f]	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Industrials Sector Bond Fund
Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$50.03

Income from investment operations:
Net investment income[b]	0.99
Net realized and unrealized gain[c]	1.85

Total from investment operations	2.84

Less distributions from:
Net investment income	(0.86)

Total distributions	(0.86)

Net asset value, end of period	$52.01

Total return	5.76%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$15,604
Ratio of expenses to average net assets[e]	0.30%
Ratio of net investment income to average net assets[e]	2.76%
Portfolio turnover rate[f]	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Utilities Sector Bond Fund
Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$50.07

Income from investment operations:
Net investment income[b]	1.11
Net realized and unrealized gain[c]	2.17

Total from investment operations	3.28

Less distributions from:
Net investment income	(0.97)

Total distributions	(0.97)

Net asset value, end of period	$52.38

Total return	6.64%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,475
Ratio of expenses to average net assets[e]	0.30%
Ratio of net investment income to average net assets[e]	3.08%
Portfolio turnover rate[f]	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Fund	Diversification Classification
Floating Rate Note	Non-diversified
Aaa - A Rated Corporate Bond[a]	Non-diversified
Baa - Ba Rated Corporate Bond[b]	Non-diversified
B - Ca Rated Corporate Bond[b]	Non-diversified
Financials Sector Bond[a]	Non-diversified
Industrials Sector Bond[a]	Non-diversified
Utilities Sector Bond[a]	Non-diversified

[a]	The Fund commenced operations on February 14, 2012.
[b]	The Fund commenced operations on April 24, 2012.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported

80	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Floating Rate Note
Assets:
Corporate Bonds & Notes	$—	$350,948,045	$—	$350,948,045
Foreign Agency Obligations	—	8,877,058	—	8,877,058
Short-Term Investments	32,404,912	—	—	32,404,912

	$32,404,912	$359,825,103	$—	$392,230,015

Aaa - A Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$299,161,683	$—	$299,161,683
Short-Term Investments	21,448,640	—	—	21,448,640

	$21,448,640	$299,161,683	$—	$320,610,323

Baa - Ba Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$15,455,491	$—	$15,455,491
Short-Term Investments	201,590	—	—	201,590

	$201,590	$15,455,491	$—	$15,657,081

B - Ca Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$10,101,679	$—	$10,101,679
Short-Term Investments	111,989	—	—	111,989

	$111,989	$10,101,679	$—	$10,213,668

82	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

iShares Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Financials Sector Bond
Assets:
Corporate Bonds & Notes	$—	$10,176,580	$—	$10,176,580
Short-Term Investments	864,103	—	—	864,103

	$864,103	$10,176,580	$—	$11,040,683

Industrials Sector Bond
Assets:
Corporate Bonds & Notes	$—	$15,388,629	$—	$15,388,629
Short-Term Investments	1,009,553	—	—	1,009,553

	$1,009,553	$15,388,629	$—	$16,398,182

Utilities Sector Bond
Assets:
Corporate Bonds & Notes	$—	$10,323,741	$—	$10,323,741
Short-Term Investments	651,244	—	—	651,244

	$651,244	$10,323,741	$—	$10,974,985

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES® TRUST

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Fund	Investment Advisory Fee
Floating Rate Note	0.20%
Aaa - A Rated Corporate Bond	0.15
Baa - Ba Rated Corporate Bond	0.30
B - Ca Rated Corporate Bond	0.55
Financials Sector Bond	0.30
Industrials Sector Bond	0.30
Utilities Sector Bond	0.30

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

84	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the period ended October 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares Fund	Securities Lending Agent Fees
Floating Rate Note	$11,827
Aaa - A Rated Corporate Bond	1,213
Financials Sector Bond	395
Industrials Sector Bond	436
Utilities Sector Bond	311

At a special meeting of the Board held on January 5, 2012, the trustees approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Fund and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period	Interest Income	Net Realized Gain (Loss)
Floating Rate Note
PNC Funding Corp.
0.51%, 01/31/14	$400	$5	$(150)	$255	$254,995	$2,759	$(1,652)

Aaa - A Rated Corporate Bond
PNC Funding Corp.
2.70%, 09/19/16	$—	$150	$—	$150	$159,399	$2,086	$—
3.63%, 02/08/15	—	700	—	700	745,492	269	—
5.13%, 02/08/20	—	700	—	700	837,619	1,024	—

					$1,742,510	$3,379	$—

Financials Sector Bond
PNC Funding Corp.
2.70%, 09/19/16	$—	$200	$—	$200	$212,531	$2,781	$—

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES® TRUST

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended October 31, 2012 were as follows:

iShares Fund	Purchases	Sales
Floating Rate Note	$331,331,204	$31,847,595
Aaa - A Rated Corporate Bond	292,138,475	1,939,690
Baa - Ba Rated Corporate Bond	11,248,185	1,442,845
B - Ca Rated Corporate Bond	11,270,621	1,403,917
Financials Sector Bond	2,044,243	1,704,314
Industrials Sector Bond	2,123,906	1,731,416
Utilities Sector Bond	1,198,108	819,295

In-kind transactions (see Note 4) for the period ended October 31, 2012 were as follows:

iShares Fund	In-kind Purchases	In-kind Sales
Aaa - A Rated Corporate Bond	$9,335,868	$—
Baa - Ba Rated Corporate Bond	5,184,855	—
Financials Sector Bond	9,340,877	—
Industrials Sector Bond	14,546,152	—
Utilities Sector Bond	9,608,979	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

86	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of October 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of October 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

The tax character of distributions paid during the periods ended October 31, 2012 and October 31, 2011 was as follows:

iShares Fund	2012	2011
Floating Rate Note
Ordinary income	$1,458,368	$83,489

Aaa - A Rated Corporate Bond
Ordinary income	$220,320	$—

Baa - Ba Rated Corporate Bond
Ordinary income	$168,758	$—

B - Ca Rated Corporate Bond
Ordinary income	$311,514	$—

Financials Sector Bond
Ordinary income	$191,008	$—

Industrials Sector Bond
Ordinary income	$228,244	$—

Utilities Sector Bond
Ordinary income	$194,496	$—

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of October 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Floating Rate Note	$282,249	$—	$(18,548)	$2,425,403	$2,689,104
Aaa - A Rated Corporate Bond	369,342	—	—	(15,330)	354,012
Baa - Ba Rated Corporate Bond	49,143	—	—	505,485	554,628
B - Ca Rated Corporate Bond	65,577	—	(17,234)	257,549	305,892
Financials Sector Bond	79,078	—	—	515,694	594,772
Industrials Sector Bond	50,454	—	—	563,885	614,339
Utilities Sector Bond	27,216	—	(904)	432,011	458,323

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2012, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares Fund	Non- Expiring
Floating Rate Note	$18,548
B - Ca Rated Corporate Bond	17,234
Utilities Sector Bond	904

For the year ended October 31, 2012, the iShares Floating Rate Note Fund utilized $12,109 of its capital loss carryforwards.

As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Floating Rate Note	$389,804,612	$2,539,563	$(114,160)	$2,425,403
Aaa - A Rated Corporate Bond	320,625,653	1,054,284	(1,069,614)	(15,330)
Baa - Ba Rated Corporate Bond	15,151,596	516,104	(10,619)	505,485
B - Ca Rated Corporate Bond	9,956,119	345,120	(87,571)	257,549
Financials Sector Bond	10,524,989	516,369	(675)	515,694
Industrials Sector Bond	15,834,297	569,900	(6,015)	563,885
Utilities Sector Bond	10,542,974	439,679	(7,668)	432,011

Management has reviewed the tax positions as of October 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

88	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	89

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Floating Rate Note Fund, iShares Aaa - A Rated Corporate Bond Fund, iShares Baa - Ba Rated Corporate Bond Fund, iShares B - Ca Corporate Bond Fund, iShares Financials Sector Bond Fund, iShares Industrials Sector Bond Fund and iShares Utilities Sector Bond Fund, (the “Funds”), at October 31, 2012, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

December 19, 2012

90	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

Under Section 871(k)(1)(C) of the Internal Revenue Code, the iShares Floating Rate Note Fund hereby designates $1,135,329 as the maximum amounts allowable as interest-related dividends for the fiscal year ended October 31, 2012.

TAX INFORMATION	91

Board Review and Approval of Investment Advisory

Contract  (Unaudited)

iSHARES® TRUST

iShares Floating Rate Note Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Trustees (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Trustees required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Trustees, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Trustees. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information.

The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its

92	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract  (Unaudited) (Continued)

iSHARES® TRUST

performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Fund and its shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	93

Board Review and Approval of Investment Advisory

Contract  (Unaudited) (Continued)

iSHARES® TRUST

received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

94	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Floating Rate Note	$0.49999	$—	$0.00333	$0.50332	99%	—%	1%		100%
Aaa – A Rated Corporate Bond	0.77836	—	0.00781	0.78617	99	—	1		100
Baa – Ba Rated Corporate Bond	0.84359	—	0.00021	0.84380	100	—	0	[a]	100
B – Ca Rated Corporate Bond	1.55513	—	0.00244	1.55757	100	—	0	[a]	100
Industrials Sector Bond	0.84927	—	0.00846	0.85773	99	—	1		100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	95

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Floating Rate Note Fund

Period Covered: July 1, 2011 through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.32%
Greater than 1.0% and Less than 1.5%	1	0.32
Greater than 0.5% and Less than 1.0%	29	9.21
Between 0.5% and –0.5%	283	89.83
Less than –0.5%	1	0.32

	315	100.00%

iShares Aaa - A Rated Corporate Bond Fund

Period Covered: April 1, 2012 through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.79%
Greater than 0.5% and Less than 1.0%	63	50.00
Between 0.5% and –0.5%	62	49.21

	126	100.00%

iShares Baa - Ba Rated Corporate Bond Fund

Period Covered: July 1, 2012 through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	47	74.61%
Less than –0.5% and Greater than –1.0%	13	20.63
Less than –1.0% and Greater than –1.5%	3	4.76

	63	100.00%

96	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares B - Ca Rated Corporate Bond Fund

Period Covered: July 1, 2012 through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	15	23.81%
Between 0.5% and –0.5%	33	52.38
Less than –0.5% and Greater than –1.0%	11	17.46
Less than –1.0% and Greater than –1.5%	4	6.35

	63	100.00%

iShares Financials Sector Bond Fund

Period Covered: April 1, 2012 through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	3	2.38%
Greater than 0.5% and Less than 1.0%	59	46.83
Between 0.5% and –0.5%	64	50.79

	126	100.00%

iShares Industrials Sector Bond Fund

Period Covered: April 1, 2012 through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	14	11.11%
Greater than 0.5% and Less than 1.0%	75	59.52
Between 0.5% and –0.5%	37	29.37

	126	100.00%

iShares Utilities Sector Bond Fund

Period Covered: April 1, 2012 through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.79%
Greater than 2.0% and Less than 2.5%	7	5.56
Greater than 1.5% and Less than 2.0%	25	19.84
Greater than 1.0% and Less than 1.5%	47	37.30
Greater than 0.5% and Less than 1.0%	43	34.13
Between 0.5% and –0.5%	3	2.38

	126	100.00%

SUPPLEMENTAL INFORMATION	97

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 276 funds (as of October 31, 2012) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

98	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Pain Webber Inc.) (2004-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).

Director (since 1998) and President

(2007-2011) of the Board of

Directors, Catholic Charities CYO;

Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006), The Thacher School; Trustee of Pacific Select Funds (2004-2005); Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese

of San Francisco.

Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (35 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	99

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

100	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director, BlackRock (since 2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Scott Radell (44)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007).

Amy Schioldager (50)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange- Traded Funds Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	101

Notes:

102	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-104-1012

October 31, 2012

2012 Annual Report

iShares Trust

iShares Barclays CMBS Bond Fund  |  CMBS  |  NYSE Arca

iShares Barclays GNMA Bond Fund  |  GNMA  |  NASDAQ

iShares Barclays U.S. Treasury Bond Fund  |  GOVT  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS CMBS BOND FUND

Performance as of October 31, 2012

Cumulative Total Returns
Inception to 10/31/12
NAV	MARKET	INDEX
5.77%	5.55%	6.46%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/14/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/16/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS CMBS BOND FUND

BOND CREDIT QUALITY As of 10/31/12

Moody’s Credit Rating	Percentage of Total Investments*

Aaa	49.44%
Aa1	1.41
Aa2	4.26
Aa3	9.12
A1	6.23
A2	1.10
A3	1.02
Baa1	1.94
Baa2	1.35
Baa3	1.17
Not Rated	22.96

TOTAL	100.00%

*	Excludes money market funds.

TEN LARGEST FUND HOLDINGS As of 10/31/12

Security	Percentage of Net Assets

GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.98%, 08/10/45	2.11%
GMAC Commercial Mortgage Securities Inc., Series 2004-C2, Class A4, 5.30%, 08/10/38	1.92
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4, 6.06%, 06/15/38	1.80
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4, 5.69%, 06/11/50	1.76
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4, 6.06%, 04/15/45	1.69
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3, 5.17%, 12/12/49	1.68
Morgan Stanley Capital I Inc., Series 2005-HQ6, Class A4A, 4.99%, 08/13/42	1.62
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.34%, 12/15/43	1.53
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4, 5.92%, 02/12/49	1.52
Banc of America Merrill Lynch Commercial Mortgage Inc., Series 2007-2, Class A4, 5.80%, 04/10/49	1.50

TOTAL	17.13%

The iShares Barclays CMBS Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. CMBS (ERISA Only) Index (the “Index”). The Index measures the performance of ERISA eligible investment-grade commercial mortgage-backed securities (“CMBS”), which are classes of securities (known as “certificates”) that represent interests in “pools” of commercial mortgages. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 14, 2012 (inception date of the Fund) through October 31, 2012 (the “reporting period”), the total return for the Fund was 5.77%, net of fees, while the total return for the Index was 6.46%.

As represented by the Index, CMBS posted solid gains for the reporting period. In the months prior to the beginning of the reporting period, economic conditions in the U.S. were gradually but steadily improving. Most notably, job growth consistently exceeded expectations, sending the unemployment rate down to a three-year low. Consumer spending and manufacturing activity also picked up, and the construction industry benefited from mild winter weather in many parts of the country.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS CMBS BOND FUND

However, economic activity moderated over the last six months of the reporting period. The changing conditions were driven in part by worsening sovereign debt problems in Europe, which led to recessions across the southern part of the Continent, as well as a slowdown in China and other emerging market economies. Uncertainty over the outcome of the U.S. presidential election and a resolution of the “fiscal cliff” (the expiration of certain federal tax cuts and the implementation of automatic government spending reductions set to take place at the end of 2012) also weighed on investor confidence, resulting in a flight to quality as investors shifted into the relative safety of government bonds.

In response to slowing global economic conditions, many of the world’s central banks took steps to bolster their respective economies. In the U.S., the Federal Reserve Bank (the “Fed”) extended its existing economic stimulus programs, including a plan to maintain a near-zero interest rate policy until 2015. The Fed also enacted a third round of quantitative easing measures, which involved buying mortgage-backed securities to keep long-term interest rates low and support the housing market, to help sustain the economy’s momentum.

In this environment, CMBS generated better returns than the broad U.S. bond market. CMBS are also among the higher-yielding segments of the bond market. With U.S. Treasury yields hovering around their all-time lows, investor demand for yield increased sharply during the reporting period, providing a boost to CMBS. CMBS also have relatively high credit ratings. As of the end of the reporting period, approximately half of the Index held the highest credit rating, and 95% of the Index was rated A or better, according to Moody’s Investors Service.

Another positive factor for CMBS performance was increasing commercial property values. During the reporting period, a combination of very low borrowing rates and attractive capitalization rates (the net income produced by a property as a percentage of its market value) in many commercial property markets attracted investors to the commercial real estate sector. Nationwide, sales of commercial property rose by 19% in the third quarter of 2012 compared with the same quarter a year earlier, according to research firm Real Capital Analytics. Meanwhile, commercial real estate prices rose by nearly 10% on a year-over-year basis, according to commercial property analyst CoStar Group.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS GNMA BOND FUND

Performance as of October 31, 2012

Cumulative Total Returns
Inception to 10/31/12
NAV	MARKET	INDEX
1.21%	1.61%	1.73%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/14/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/16/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS GNMA BOND FUND

PORTFOLIO ALLOCATION

As of 10/31/12

Issuer/Investment Type	Percentage of Net Assets

Government National Mortgage Association	99.68%
Short-Term and Other Net Assets	0.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

Government National Mortgage Association, 4.50%, 11/01/42	20.31%
Government National Mortgage Association, 4.00%, 11/01/42	14.81
Government National Mortgage Association, 5.00%, 11/01/42	13.79
Government National Mortgage Association, 3.50%, 09/20/42	10.17
Government National Mortgage Association, 4.50%, 07/15/40	7.10
Government National Mortgage Association, 3.50%, 11/01/42	4.31
Government National Mortgage Association, 5.50%, 11/01/42	3.92
Government National Mortgage Association, 6.00%, 09/20/38	3.62
Government National Mortgage Association, 5.00%, 07/15/39	3.59
Government National Mortgage Association, 6.00%, 11/01/42	3.35

TOTAL	84.97%

The iShares Barclays GNMA Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. GNMA Bond Index (the “Index”). The Index is a market-capitalization weighted index that measures the performance of mortgage-backed pass-through securities issued by the Government National Mortgage Association (“GNMA”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 14, 2012 (inception date of the Fund) through October 31, 2012 (the “reporting period”), the total return for the Fund was 1.21%, net of fees, while the total return for the Index was 1.73%.

As represented by the Index, mortgage-backed pass-through securities issued by GNMA posted modestly positive returns for the reporting period. In the months prior to the beginning of the reporting period, economic conditions in the U.S. were gradually but steadily improving. Most notably, job growth consistently exceeded expectations, sending the unemployment rate down to a three-year low. Consumer spending and manufacturing activity also picked up, and the construction industry benefited from mild winter weather in many parts of the country.

However, economic activity moderated over the last six months of the reporting period. The changing conditions were driven in part by worsening sovereign debt problems in Europe, which led to recessions across the southern part of the Continent, as well as a slowdown in

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS GNMA BOND FUND

China and other emerging market economies. Uncertainty over the outcome of the U.S. presidential election and a resolution of the “fiscal cliff” (the expiration of certain federal tax cuts and the implementation of automatic government spending reductions set to take place at the end of 2012) also weighed on investor confidence, resulting in a flight to quality as investors shifted into the relative safety of government bonds.

In response to slowing global economic conditions, many of the world’s central banks took steps to bolster their respective economies. In the U.S., the Federal Reserve Bank (the “Fed”) extended its existing economic stimulus programs, including a plan to maintain a near-zero interest rate policy until 2015. The Fed also enacted a third round of quantitative easing measures, which involved buying mortgage-backed securities to keep long-term interest rates low and support the housing market, to help sustain the economy’s momentum.

In this environment, GNMA mortgage-backed securities generated positive but modest returns. One factor limiting the performance of GNMA securities was a broad decline in interest rates during the reporting period. Mortgage rates tend to track the behavior of the 10-year U.S. Treasury bond yield, which declined from 1.92% at the beginning of the reporting period to an all-time low of 1.43% in late July 2012, before finishing the period at 1.72%. As a result, mortgage rates also fell to historically low levels, dipping below 3.5% in early October 2012. Concerns that record-low mortgage rates would spark an increase in mortgage refinancing activity put downward pressure on mortgage-backed securities.

On the positive side, GNMA mortgage-backed securities benefited from the flight to quality that occurred during the spring and summer of 2012. While U.S. Treasury bonds were the biggest beneficiaries of the flight to quality, GNMA mortgage-backed securities also benefited because they are backed by the full faith and credit of the federal government. GNMA mortgage-backed securities also benefited from the Fed’s purchases of mortgage-backed securities as part of its third quantitative easing program.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® BARCLAYS U.S. TREASURY BOND FUND

Performance as of October 31, 2012

Cumulative Total Returns
Inception to 10/31/12
NAV	MARKET	INDEX
1.99%	1.94%	2.03%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/14/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/16/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® BARCLAYS U.S. TREASURY BOND FUND

PORTFOLIO ALLOCATION

As of 10/31/12

Maturity	Percentage of Total Investments*

1-5 Years	62.32%
5-10 Years	19.07
10-15 Years	6.59
15-20 Years	1.40
More than 20 Years	10.62

TOTAL	100.00%

*	Excludes money market funds.

FIVE LARGEST FUND HOLDINGS

As of 10/31/12

Security	Percentage of Net Assets

U.S. Treasury Notes, 1.38%, 11/30/18	10.62%
U.S. Treasury Notes, 2.38%, 10/31/14	10.58
U.S. Treasury Notes, 4.50%, 02/15/16	8.62
U.S. Treasury Notes, 4.25%, 11/15/13	7.60
U.S. Treasury Notes, 3.25%, 03/31/17	7.44

TOTAL	44.86%

The iShares Barclays U.S. Treasury Bond Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Treasury Bond Index (the “Index”). The Index is a market-capitalization weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 14, 2012 (inception date of the Fund) through October 31, 2012 (the “reporting period”), the total return for the Fund was 1.99%, net of fees, while the total return for the Index was 2.03%.

As represented by the Index, U.S. Treasury securities posted modestly positive returns for the reporting period as Treasury yields declined broadly. In the months prior to the beginning of the reporting period began, economic conditions in the U.S. were gradually but steadily improving. Most notably, job growth consistently exceeded expectations, sending the unemployment rate down to a three-year low. Consumer spending and manufacturing activity also picked up, and the construction industry benefited from mild winter weather in many parts of the country. The improving economic environment raised expectations for higher inflation going forward, which led to rising yields and falling prices for U.S. Treasury securities.

However, economic activity moderated over the last six months of the reporting period. The changing conditions were driven in part by worsening sovereign debt problems in Europe, which led to recessions across the southern part of the Continent, as well as a slowdown in China and other emerging market economies. Uncertainty over the outcome of the U.S. presidential election and a resolution of the “fiscal cliff” (the expiration of certain federal tax cuts and the implementation of automatic government spending reductions set to take place at the end of 2012) also weighed on investor confidence. In this environment, investors fled to the relative safety of U.S. Treasury and other government bonds, sending their yields down to historically low levels.

In response to slowing global economic conditions, many of the world’s central banks took steps to bolster their respective economies. In the U.S., the Federal Reserve Bank (the “Fed”) extended its existing economic stimulus programs, including a plan to maintain a near-zero interest rate policy until 2015. The Fed also enacted a third round of quantitative easing measures in an effort to sustain the economy’s recovery. These developments caused U.S. Treasury yields to rebound somewhat from their lows, though they declined overall for the reporting period.

Long-term Treasury yields declined the most during the reporting period. For example, the 30-year Treasury bond yield fell from 3.06% to 2.85% after dipping as low as 2.46% in late July 2012. The 10-year Treasury bond yield declined from 1.92% at the beginning of the reporting period to an all-time low of 1.43% in late July, before finishing the period at 1.72%. Yields of short- and intermediate-term Treasury securities (which comprised approximately 60% of the Index as of October 31, 2012) were relatively stable. The five-year Treasury note yield edged down from 0.81% to 0.72% (though it reached a record low of 0.56% in late July 2012), while the two-year Treasury note yield started the reporting period at 0.29%, tumbled to an all-time low of 0.22%, and ended the period at 0.30%.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2012 to October 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Bond Fund	Beginning Account Value (5/1/12)	Ending Account Value (10/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Barclays CMBS
Actual	$1,000.00	$1,045.30	0.25%	$1.29
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
Barclays GNMA
Actual	1,000.00	1,008.40	0.25	1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
Barclays U.S. Treasury
Actual	1,000.00	1,017.60	0.15	0.76
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.77

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	13

Schedule of Investments

iSHARES® BARCLAYS CMBS BOND FUND

October 31, 2012

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS — 98.98%

MORTGAGE-BACKED SECURITIES — 98.98%
Banc of America Commercial Mortagage Inc.
Series 2008-LS1, Class A4B
6.20%, 12/10/49[a]	$500	$594,573
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2004-1, Class A4
4.76%, 11/10/39	465	482,724
Series 2005-4, Class A5A
4.93%, 07/10/45	650	710,133
Series 2005-6, Class A4
5.36%, 09/10/47[a]	335	375,085
Series 2006-2, Class AAB
5.90%, 05/10/45[a]	117	121,779
Series 2006-5, Class A4
5.41%, 09/10/47	600	679,837
Series 2006-5, Class AM
5.45%, 09/10/47	350	356,469
Series 2007-1, Class A3
5.45%, 01/15/49	707	746,300
Series 2007-2, Class A4
5.80%, 04/10/49[a]	700	814,942
Series 2007-2, Class AAB
5.75%, 04/10/49[a]	260	284,001
Series 2008-1, Class A4
6.40%, 02/10/51[a]	130	158,740
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6, Class A6
4.83%, 11/11/41	750	805,113
Series 2005-PW10, Class AAB
5.38%, 12/11/40	128	132,346
Series 2005-PWR9, Class A4A
4.87%, 09/11/42	650	714,989
Series 2006-PW13, Class A3
5.52%, 09/11/41	200	205,330
Series 2006-PW13, Class A4
5.54%, 09/11/41	400	461,014

Security	Principal (000s)	Value

Series 2006-PW13, Class AJ
5.61%, 09/11/41[a]	$365	$338,665
Series 2006-T22, Class A4
5.76%, 04/12/38[a]	600	684,371
Series 2007-PW17, Class A4
5.69%, 06/11/50[a]	800	953,578
Series 2007-PW18, Class AM
6.08%, 06/11/50[a]	400	439,897
Series 2007-T28, Class AJ
6.16%, 09/11/42 (Call 10/07/17)[a]	140	138,611
CFCRE Commercial Mortgage Trust
Series 2011-C2, Class A2
3.06%, 12/15/47	145	155,006
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.53%, 04/15/40[a]	500	529,915
Series 2007-C6, Class A4
5.89%, 12/10/49[a]	300	356,300
Series 2007-C6, Class ASB
5.89%, 12/10/49[a]	133	143,138
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class A4
5.39%, 07/15/44[a]	500	558,186
Series 2005-CD1, Class AJ
5.39%, 07/15/44[a]	230	235,013
Series 2006-CD2, Class AM
5.53%, 01/15/46 (Call 01/11/18)[a]	525	558,273
Series 2006-CD3, Class A5
5.62%, 10/15/48	700	809,555
Series 2007-CD4, Class AMFX
5.37%, 12/11/49[a]	200	208,723
COMM Mortgage Trust
Series 2007-C9, Class A4
6.00%, 12/10/49[a]	650	780,329
Series 2012-CR1, Class A1
1.12%, 05/15/45	371	375,206
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class A4
4.83%, 11/15/37	340	364,589

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CMBS BOND FUND

October 31, 2012

Security	Principal (000s)	Value

Series 2005-C1, Class A4
5.01%, 02/15/38[a]	$436	$471,911
Series 2005-C3, Class A3
4.65%, 07/15/37	120	125,360
Series 2005-C6, Class AM
5.23%, 12/15/40[a]	375	415,699
Credit Suisse Mortgage Capital Certificates
Series 2006-C2, Class A3
5.86%, 03/15/39[a]	650	734,973
Series 2006-C4, Class AM
5.51%, 09/15/39	300	310,926
Series 2006-C5, Class A3
5.31%, 12/15/39	500	568,136
Series 2007-C3, Class A4
5.87%, 06/15/39[a]	345	387,709
DBUBS Mortgage Trust
Series 2011-LC3A, Class A2
3.64%, 08/10/44	150	163,592
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class AM
5.48%, 11/10/45[a]	150	162,705
Series 2007-C1, Class A4
5.54%, 12/10/49	310	352,004
GMAC Commercial Mortgage Securities Inc.
Series 2004-C2, Class A4
5.30%, 08/10/38 (Call 08/01/14)[a]	983	1,043,848
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1, Class A7
5.32%, 06/10/36[a]	723	759,959
Series 2005-GG5, Class A41
5.24%, 04/10/37[a]	500	520,983
Series 2005-GG5, Class A5
5.22%, 04/10/37[a]	300	328,410
Series 2006-GG7, Class A4
6.06%, 07/10/38[a]	360	415,052
Series 2007-GG9, Class A4
5.44%, 03/10/39	450	516,898

Security	Principal (000s)	Value

GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.40%, 08/10/38[a]	$350	$373,266
Series 2006-GG8, Class A4
5.56%, 11/10/39	340	393,431
Series 2007-GG10, Class A4
5.98%, 08/10/45[a]	1,000	1,148,219
Series 2012-GC6, Class A3
3.48%, 01/10/45	200	215,828
Series 2012-GC6, Class AAB
3.31%, 01/10/45	83	88,312
Series 2012-GCJ7, Class A4
3.38%, 05/10/45	350	375,472
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-LN2, Class A2
5.12%, 07/15/41	550	583,450
Series 2004-LN2, Class B
5.31%, 07/15/41[a]	500	495,663
Series 2005-CB13, Class A4
5.47%, 01/12/43[a]	500	554,278
Series 2005-LDP4, Class A4
4.92%, 10/15/42[a]	250	274,437
Series 2005-LDP4, Class AM
5.00%, 10/15/42[a]	210	227,509
Series 2005-LDP5, Class A4
5.36%, 12/15/44[a]	350	391,111
Series 2006-CB16, Class AM
5.59%, 05/12/45	150	162,771
Series 2006-CB17, Class A4
5.43%, 12/12/43	400	456,637
Series 2006-LDP7, Class A4
6.06%, 04/15/45[a]	800	916,301
Series 2006-LDP8, Class A4
5.40%, 05/15/45	330	381,053
Series 2006-LDP9, Class A3
5.34%, 05/15/47	300	343,495
Series 2006-LDP9, Class AM
5.37%, 05/15/47	400	418,250
Series 2007-CB18, Class A4
5.44%, 06/12/47	450	519,169

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® BARCLAYS CMBS BOND FUND

October 31, 2012

Security	Principal (000s)	Value

Series 2007-CB19, Class A3
5.92%, 02/12/49[a]	$530	$567,105
Series 2007-CB19, Class A4
5.92%, 02/12/49[a]	700	825,140
Series 2007-LD11, Class A4
6.00%, 06/15/49[a]	305	356,812
Series 2007-LDPX, Class A3
5.42%, 01/15/49	205	237,936
Series 2011-C5, Class A3
4.17%, 08/15/46	300	339,923
Series 2012-CBX, Class AS
4.27%, 06/15/45	250	277,115
LB Commercial Mortgage Trust
Series 2007-C3, Class A4
6.09%, 07/15/44[a]	650	774,254
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class AJ
5.21%, 04/15/30 (Call 12/11/15)[a]	400	414,884
Series 2005-C3, Class AJ
4.84%, 07/15/40	300	302,809
Series 2005-C5, Class A4
4.95%, 09/15/30	579	635,576
Series 2005-C7, Class AAB
5.17%, 11/15/30	112	116,016
Series 2005-C7, Class AM
5.26%, 11/15/40[a]	460	506,439
Series 2006-C4, Class A4
6.06%, 06/15/38[a]	845	979,314
Series 2006-C4, Class AAB
6.04%, 06/15/32[a]	113	119,578
Series 2006-C6, Class A4
5.37%, 09/15/39	700	809,109
Series 2006-C6, Class AAB
5.34%, 09/15/39	197	209,628
Series 2006-C7, Class AM
5.38%, 11/15/38	250	269,143
Series 2007-C1, Class A4
5.42%, 02/15/40	400	466,214
Series 2007-C2, Class A3
5.43%, 02/15/40	450	518,245

Security	Principal (000s)	Value

Series 2007-C2, Class AAB
5.35%, 02/15/40	$362	$384,790
Series 2007-C6, Class AM
6.11%, 07/15/40[a]	320	345,302
Series 2007-C7, Class A3
5.87%, 09/15/45[a]	350	421,825
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.44%, 11/12/37[a]	500	557,678
Series 2005-CKI1, Class AJ
5.44%, 11/12/37[a]	275	287,216
Series 2008-C1, Class A4
5.69%, 02/12/51	125	148,374
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class A3
5.17%, 12/12/49[a]	800	914,836
Series 2006-4, Class AM
5.20%, 12/12/49[a]	190	205,720
Morgan Stanley Capital I Inc.
Series 2005-HQ6, Class A4A
4.99%, 08/13/42	800	879,890
Series 2005-HQ6, Class AJ
5.07%, 08/13/42[a]	275	286,945
Series 2005-IQ9, Class A5
4.70%, 07/15/56	250	268,028
Series 2005-IQ10, Class A4A
5.23%, 09/15/42[a]	560	615,936
Series 2006-HQ9, Class A4
5.73%, 07/12/44[a]	650	751,554
Series 2006-IQ11, Class A4
5.86%, 10/15/42[a]	330	375,317
Series 2006-T23, Class A4
5.99%, 08/12/41[a]	325	379,041
Series 2007-IQ14, Class A2
5.61%, 04/15/49	252	262,972
Series 2007-IQ16, Class A4
5.81%, 12/12/49	650	776,969
Series 2007-IQ16, Class AM
6.31%, 12/12/49[a]	200	229,903

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® BARCLAYS CMBS BOND FUND

October 31, 2012

Security	Principal (000s)	Value

Series 2007-T25, Class A2
5.51%, 11/12/49	$214	$222,141
Series 2007-T25, Class A3
5.51%, 11/12/49[a]	240	279,459
Series 2011-C3, Class A3
4.05%, 07/15/49	250	278,553
Series 2012-C4, Class A2
2.11%, 03/15/45	500	521,047
UBS Commercial Mortgage Trust
Series 2012-C1, Class A3
3.40%, 05/10/45	250	269,777
Series 2012-C1, Class B
4.82%, 05/10/45	150	164,233
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A3
3.60%, 01/10/45	115	125,224
Wachovia Bank Commercial Mortgage Trust
Series 2005-C22, Class A4
5.47%, 12/15/44[a]	500	560,258
Series 2006-C27, Class AM
5.80%, 07/15/45[a]	400	442,051
Series 2007-C33, Class A3
6.12%, 02/15/51[a]	220	230,256
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class A4
4.94%, 04/15/42	345	376,556
Series 2006-C25, Class A5
5.92%, 05/15/43[a]	425	491,111
Series 2006-C28, Class AM
5.60%, 10/15/48[a]	180	192,950
Series 2007-C30, Class A5
5.34%, 12/15/43	725	828,657
Series 2007-C32, Class A3
5.92%, 06/15/49[a]	650	751,906
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class A3
2.87%, 11/15/45	200	205,969

Security	Principal (000s) or Shares	Value

Series 2012-C9, Class C
4.54%, 11/15/45[a]	$150	$153,744

		53,780,975

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $52,455,710)		53,780,975

SHORT-TERM INVESTMENTS — 0.49%

MONEY MARKET FUNDS — 0.49%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[b,c]	266,401	266,401

		266,401

TOTAL SHORT-TERM INVESTMENTS
(Cost: $266,401)		266,401

TOTAL INVESTMENTS IN SECURITIES — 99.47%
(Cost: $52,722,111)		54,047,376
Other Assets, Less Liabilities — 0.53%		289,406

NET ASSETS — 100.00%		$54,336,782

[a]	Variable rate security. Rate shown is as of report date.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments

iSHARES® BARCLAYS GNMA BOND FUND

October 31, 2012

Security	Principal (000s) or Shares	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 99.68%

MORTGAGE-BACKED SECURITIES — 99.68%
Government National Mortgage Association
3.00%, 07/15/27	$54	$57,624
3.00%, 11/01/42[a]	230	244,858
3.50%, 02/15/26	47	50,447
3.50%, 11/20/33[a]	69	74,973
3.50%, 04/20/42	291	316,680
3.50%, 09/20/42	940	1,022,467
3.50%, 11/01/42[a]	398	433,136
4.00%, 07/20/26	29	31,008
4.00%, 12/15/41	77	84,415
4.00%, 03/15/42	259	283,909
4.00%, 11/01/42[a]	1,364	1,489,297
4.50%, 07/15/40	651	714,355
4.50%, 11/01/42[a]	1,868	2,043,241
5.00%, 07/15/39	329	361,305
5.00%, 11/01/42[a]	1,261	1,386,863
5.50%, 10/15/38	305	336,063
5.50%, 11/01/42[a]	357	394,094
6.00%, 09/20/38	322	364,249
6.00%, 11/01/42[a]	298	336,461

		10,025,445

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost: $10,059,407)		10,025,445

SHORT-TERM INVESTMENTS — 64.33%

MONEY MARKET FUNDS — 64.33%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[b,c]	6,469,541	6,469,541

		6,469,541

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,469,541)		6,469,541

Value

TOTAL INVESTMENTS IN SECURITIES — 164.01% (Cost: $16,528,948)	$16,494,986
Other Assets, Less Liabilities — (64.01)%	(6,437,848)

NET ASSETS — 100.00%	$10,057,138

[a]	To-be-announced (TBA). See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® BARCLAYS U.S. TREASURY BOND FUND

October 31, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS — 99.08%
U.S. Treasury Bonds
3.00%, 05/15/42[a]	$964	$995,860
3.13%, 11/15/41	2,641	2,802,920
3.13%, 02/15/42	766	812,127
4.38%, 02/15/38[a]	2,433	3,193,648
4.38%, 05/15/41	8,834	11,662,028
4.50%, 02/15/36	270	359,878
4.50%, 05/15/38[a]	3,463	4,631,633
6.25%, 08/15/23	2,444	3,526,888
6.25%, 05/15/30	2,059	3,214,240
6.63%, 02/15/27	284	440,504
6.75%, 08/15/26[a]	1,107	1,724,574
7.13%, 02/15/23[a]	6,257	9,494,899
8.75%, 08/15/20	2,392	3,729,487
U.S. Treasury Notes
0.25%, 08/15/15	713	710,897
0.38%, 06/30/13[a]	2,791	2,794,293
0.38%, 11/15/14[a]	4,151	4,157,310
0.50%, 07/31/17	756	749,725
0.88%, 11/30/16	13,177	13,344,083
0.88%, 07/31/19	4,638	4,574,784
1.00%, 10/31/16	4,203	4,278,545
1.00%, 06/30/19	805	801,555
1.00%, 08/31/19	850	844,424
1.38%, 11/30/18	24,072	24,685,596
1.38%, 02/28/19	1,169	1,196,600
1.88%, 02/28/14[a]	5,953	6,082,018
1.88%, 06/30/15	8,834	9,189,216
2.00%, 11/15/21[a]	508	527,756
2.13%, 08/15/21[a]	2,305	2,425,805
2.38%, 10/31/14[a]	23,614	24,590,911
2.38%, 02/28/15	1,439	1,507,024
2.50%, 06/30/17	5,363	5,816,971
3.13%, 05/15/21[a]	4,508	5,125,146
3.25%, 03/31/17[a]	15,506	17,283,452
3.38%, 07/31/13	11,224	11,489,223
4.25%, 11/15/13	16,955	17,662,194
4.25%, 08/15/14	2,478	2,653,145

Security	Principal (000s) or Shares	Value

4.50%, 02/15/16	$17,696	$20,042,666
4.63%, 02/15/17	1,019	1,192,353

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $228,530,959)		230,314,378

SHORT-TERM INVESTMENTS — 23.55%

MONEY MARKET FUNDS — 23.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[b,c,d]	49,707,251	49,707,251
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[b,c,d]	4,532,966	4,532,966
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[b,c]	489,837	489,837

		54,730,054

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,730,054)		54,730,054

TOTAL INVESTMENTS IN SECURITIES — 122.63%
(Cost: $283,261,013)		285,044,432
Other Assets, Less Liabilities — (22.63)%		(52,598,646)

NET ASSETS — 100.00%		$232,445,786

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Statements of Assets and Liabilities

iSHARES® TRUST

October 31, 2012

	iShares Barclays CMBS Bond Fund	iShares Barclays GNMA Bond Fund	iShares Barclays U.S. Treasury Bond Fund

ASSETS
Investments, at cost:
Unaffiliated	$52,455,710	$10,059,407	$228,530,959
Affiliated (Note 2)	266,401	6,469,541	54,730,054

Total cost of investments	$52,722,111	$16,528,948	$283,261,013

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$53,780,975	$10,025,445	$230,314,378
Affiliated (Note 2)	266,401	6,469,541	54,730,054

Total fair value of investments	54,047,376	16,494,986	285,044,432
Cash	—	—	4,382
Receivables:
Investment securities sold	558,598	1,278,932	—
Interest	209,325	26,317	1,686,562

Total Assets	54,815,299	17,800,235	286,735,376

LIABILITIES
Payables:
Investment securities purchased	467,071	7,740,966	—
Collateral for securities on loan (Note 5)	—	—	54,240,217
Investment advisory fees (Note 2)	11,446	2,131	49,373

Total Liabilities	478,517	7,743,097	54,289,590

NET ASSETS	$54,336,782	$10,057,138	$232,445,786

Net assets consist of:
Paid-in capital	$52,946,189	$10,027,711	$230,398,969
Undistributed net investment income	57,802	2,869	303,479
Undistributed net realized gain (accumulated net realized loss)	7,526	60,520	(40,081)
Net unrealized appreciation (depreciation)	1,325,265	(33,962)	1,783,419

NET ASSETS	$54,336,782	$10,057,138	$232,445,786

Shares outstanding[b]	1,050,000	200,000	9,200,000

Net asset value per share	$51.75	$50.29	$25.27

[a]	Securities on loan with values of $ —, $ — and $53,111,800, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Period ended October 31, 2012

	iShares Barclays CMBS Bond Fund[a]	iShares Barclays GNMA Bond Fund[a]	iShares Barclays U.S. Treasury Bond Fund[a]

NET INVESTMENT INCOME
Interest — unaffiliated	$647,229	$12,110	$2,750,210
Interest — affiliated (Note 2)	235	2,265	296
Securities lending income — affiliated (Note 2)	—	—	61,328

Total investment income	647,464	14,375	2,811,834

EXPENSES
Investment advisory fees (Note 2)	58,549	11,506	365,594

Total expenses	58,549	11,506	365,594

Net investment income	588,915	2,869	2,446,240

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	7,526	99,313	(40,650)
In-kind redemptions — unaffiliated	—	—	6,038,417

Net realized gain	7,526	99,313	5,997,767

Net change in unrealized appreciation/depreciation	1,325,265	(33,962)	1,783,419

Net realized and unrealized gain	1,332,791	65,351	7,781,186

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,921,706	$68,220	$10,227,426

[a]	For the period from February 14, 2012 (commencement of operations) to October 31, 2012.

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Barclays CMBS Bond Fund	iShares Barclays GNMA Bond Fund	iShares Barclays U.S. Treasury Bond Fund
	Period from February 14, 2012[a] to October 31, 2012	Period from February 14, 2012[a] to October 31, 2012	Period from February 14, 2012[a] to October 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$588,915	$2,869	$2,446,240
Net realized gain	7,526	99,313	5,997,767
Net change in unrealized appreciation/depreciation	1,325,265	(33,962)	1,783,419

Net increase in net assets resulting from operations	1,921,706	68,220	10,227,426

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(531,113)	—	(2,142,761)
From net realized gain	—	(38,793)	—

Total distributions to shareholders	(531,113)	(38,793)	(2,142,761)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	52,946,189	10,027,711	505,951,844
Cost of shares redeemed	—	—	(281,590,723)

Net increase in net assets from capital share transactions	52,946,189	10,027,711	224,361,121

INCREASE IN NET ASSETS	54,336,782	10,057,138	232,445,786

NET ASSETS
Beginning of period	—	—	—

End of period	$54,336,782	$10,057,138	$232,445,786

Undistributed net investment income included in net assets at end of period	$57,802	$2,869	$303,479

SHARES ISSUED AND REDEEMED
Shares sold	1,050,000	200,000	20,400,000
Shares redeemed	—	—	(11,200,000)

Net increase in shares outstanding	1,050,000	200,000	9,200,000

[a]	Commencement of operations.

See notes to financial statements.

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Barclays CMBS Bond Fund
Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$49.81

Income from investment operations:
Net investment income[b]	0.90
Net realized and unrealized gain[c]	1.94

Total from investment operations	2.84

Less distributions from:
Net investment income	(0.90)

Total distributions	(0.90)

Net asset value, end of period	$51.75

Total return	5.77%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$54,337
Ratio of expenses to average net assets[e]	0.25%
Ratio of net investment income to average net assets[e]	2.51%
Portfolio turnover rate[f]	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Barclays GNMA Bond Fund
Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$50.03

Income from investment operations:
Net investment income[b]	0.02
Net realized and unrealized gain[c]	0.58

Total from investment operations	0.60

Less distributions from:
Net realized gain	(0.34)

Total distributions	(0.34)

Net asset value, end of period	$50.29

Total return	1.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,057
Ratio of expenses to average net assets[e]	0.25%
Ratio of net investment income to average net assets[e]	0.06%
Portfolio turnover rate[f,g]	1,253%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[g]	Portfolio turnover rate includes to-be-announced (TBA) transactions. See Note 1.

See notes to financial statements.

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares Barclays U.S. Treasury Bond Fund
Period from Feb. 14, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$24.91

Income from investment operations:
Net investment income[b]	0.18
Net realized and unrealized gain[c]	0.31

Total from investment operations	0.49

Less distributions from:
Net investment income	(0.13)

Total distributions	(0.13)

Net asset value, end of period	$25.27

Total return	1.99%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$232,446
Ratio of expenses to average net assets[e]	0.15%
Ratio of net investment income to average net assets[e]	1.00%
Portfolio turnover rate[f]	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Bond Fund	Diversification Classification
Barclays CMBS[a]	Non-diversified
Barclays GNMA[a]	Non-diversified
Barclays U.S. Treasury[a]	Non-diversified

[a]	The Fund commenced operations on February 14, 2012.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Certain Funds may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Continued)

iSHARES® TRUST

(such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Bond Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Barclays CMBS
Assets:
Collateralized Mortgage Obligations	$—	$53,780,975	$—	$53,780,975
Short-Term Investments	266,401	—	—	266,401

	$266,401	$53,780,975	$—	$54,047,376

Barclays GNMA
Assets:
U.S. Government Agency Obligations	$—	$10,025,445	$—	$10,025,445
Short-Term Investments	6,469,541	—	—	6,469,541

	$6,469,541	$10,025,445	$—	$16,494,986

Barclays U.S. Treasury
Assets:
U.S. Government Obligations	$—	$230,314,378	$—	$230,314,378
Short-Term Investments	54,730,054	—	—	54,730,054

	$54,730,054	$230,314,378	$—	$285,044,432

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Barclays GNMA Bond Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there are adverse market actions, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Bond Fund	Investment Advisory Fee
Barclays CMBS	0.25%
Barclays GNMA	0.25
Barclays U.S. Treasury	0.15

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Continued)

iSHARES® TRUST

Effective November 20, 2012, BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares Barclays GNMA Bond Fund through December 31, 2015 in order to limit total annual operating expenses to 0.20% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the period ended October 31, 2012, BTC earned securities lending agent fees from the Fund as follows:

iShares Bond Fund	Securities Lending Agent Fees
Barclays U.S. Treasury	$33,023

At a special meeting of the Board held on January 5, 2012, the trustees approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended October 31, 2012 were as follows:

	U.S. Government Obligations		Other Securities
iShares Bond Fund	Purchases	Sales	Purchases	Sales
Barclays CMBS	$—	$—	$55,486,257	$2,559,391
Barclays GNMA	90,979,209	80,985,948	—	—
Barclays U.S. Treasury	51,647,379	31,051,456	—	—

In-kind transactions (see Note 4) for the period ended October 31, 2012 were as follows:

iShares Bond Fund	In-kind Purchases	In-kind Sales
Barclays U.S. Treasury	$482,745,159	$276,984,084

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of October 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of October 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	31

Notes to Financial Statements (Continued)

iSHARES® TRUST

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of October 31, 2012, attributable to realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares Bond Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Barclays U.S. Treasury	$6,037,848	$—	$(6,037,848)

The tax character of distributions paid during the period ended October 31, 2012 was as follows:

iShares Bond Fund	2012
Barclays CMBS
Ordinary income	$531,113

Barclays GNMA
Ordinary income	$38,793

Barclays U.S. Treasury
Ordinary income	$2,142,761

As of October 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares Bond Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Barclays CMBS	$65,328	$—	$—	$1,325,265	$1,390,593
Barclays GNMA	72,415	—	—	(42,988)	29,427
Barclays U.S. Treasury	303,479	—	(25,677)	1,769,015	2,046,817

[a]	The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

As of October 31, 2012, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares Bond Fund	Non- Expiring
Barclays U.S. Treasury	$25,677

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Bond Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Barclays CMBS	$52,722,111	$1,335,689	$(10,424)	$1,325,265
Barclays GNMA	16,537,974	10,422	(53,410)	(42,988)
Barclays U.S. Treasury	283,275,417	1,851,198	(82,183)	1,769,015

Management has reviewed the tax positions as of October 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	33

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Barclays CMBS Bond Fund, iShares Barclays GNMA Bond Fund and iShares Barclays U.S. Treasury Bond Fund (the “Funds”), at October 31, 2012, the results of each of their operations, the changes in each of their net assets and their financial highlights for the period February 14, 2012 (commencement of operations) through October 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

December 19, 2012

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

The iShares Barclays U.S. Treasury Bond Fund hereby designates $2,142,761 as the amount of distributions from direct Federal obligation interest for the fiscal year ended October 31, 2012. The law varies in each state as to whether and what percentage of ordinary income dividends attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TAX INFORMATION	35

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares Bond Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Barclays CMBS	$0.86127	$—	$0.03415	$0.89542	96%	—%	4%	100%
Barclays GNMA	0.27333	—	0.06924	0.34257	80	—	20	100
Barclays U.S. Treasury	0.13260	—	0.00136	0.13396	99	—	1	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Barclays CMBS Bond Fund

Period Covered: April 1, 2012 through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	12	9.52%
Greater than 0.5% and Less than 1.0%	78	61.90
Between 0.5% and –0.5%	36	28.58

	126	100.00%

iShares Barclays GNMA Bond Fund

Period Covered: April 1, 2012 through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.79%
Greater than 2.0% and Less than 2.5%	1	0.79
Greater than 1.5% and Less than 2.0%	3	2.38
Greater than 1.0% and Less than 1.5%	9	7.14
Greater than 0.5% and Less than 1.0%	25	19.84
Between 0.5% and –0.5%	87	69.06

	126	100.00%

iShares Barclays U.S. Treasury Bond Fund

Period Covered: April 1, 2012 through September 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Between 0.5% and –0.5%	125	99.21%
Less than –0.5%	1	0.79

	126	100.00%

SUPPLEMENTAL INFORMATION	37

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 276 funds (as of October 31, 2012) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Pain Webber Inc.) (2004-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).

Director (since 1998) and President

(2007-2011) of the Board of

Directors, Catholic Charities CYO;

Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006), The Thacher School; Trustee of Pacific Select Funds (2004-2005); Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese

of San Francisco.

Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (35 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	39

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director, BlackRock (since 2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Scott Radell (44)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007).

Amy Schioldager (50)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange-Traded Funds Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

TRUSTEE AND OFFICER INFORMATION	41

Notes:

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-105-1012

October 31, 2012

2012 Annual Report

iShares Trust

iShares Core Short-Term U.S. Bond ETF  |  ISTB  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® CORE SHORT-TERM U.S. BOND ETF

Performance as of October 31, 2012

Cumulative Total Returns
Inception to 10/31/12
NAV	MARKET	INDEX
0.12%	0.18%	0.11%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 10/18/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/22/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

For the fiscal period ended 10/31/2012, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION As of 10/31/12

Sector/Investment Type	Percentage of Net Assets
U.S. Government Obligations	60.77%
Financial	12.13
U.S. Government Agency Obligations	9.93
Consumer Non-Cyclical	2.97
Multi-National	2.92
Communications	2.20
Energy	1.77
Foreign Agency Obligations	1.36
Technology	0.93
Utilities	0.86
Basic Materials	0.83
Industrial	0.72
Foreign Government Obligations	0.71
Consumer Cyclical	0.64
Short-Term and Other Net Assets	1.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 10/31/12

Security	Percentage of Net Assets
U.S. Treasury Notes, 1.75%, 01/31/14	3.46%
U.S. Treasury Notes, 1.75%, 07/31/15	3.32
U.S. Treasury Notes, 4.50%, 05/15/17	3.28
U.S. Treasury Notes, 1.00%, 03/31/17	3.25
U.S. Treasury Notes, 0.25%, 02/28/14	3.20
U.S. Treasury Notes, 0.25%, 03/31/14	3.20
U.S. Treasury Notes, 1.88%, 04/30/14	3.07
U.S. Treasury Notes, 2.38%, 08/31/14	2.90
U.S. Treasury Notes, 2.25%, 05/31/14	2.88
U.S. Treasury Notes, 0.38%, 06/15/15	2.88

TOTAL	31.44%

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

The iShares Core Short-Term U.S. Bond ETF (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Barclays U.S. Government/Credit 1-5 Year Bond Index (the “Index”). The Index measures the performance of U.S. dollar-denominated U.S. Treasury bonds, U.S. and non-U.S. government-related bonds and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from October 18, 2012 (inception date of the Fund) through October 31, 2012 (the “reporting period”), the total return for the Fund was 0.12%, net of fees, while the total return for the Index was 0.11%.

Short-term bonds, as measured by the Index, gained ground for the 13 days from the Fund’s inception on October 18, 2012 through October 31, 2012. During the months leading up to the Fund’s inception, a back and forth between risk taking and risk aversion created a volatile environment. As conditions improved, rising investor demand for yield, combined with expectations for monetary easing, drove bond market gains.

Leading up to the Fund’s inception date, U.S. economic growth was tepid. Although there was some improvement in the housing market, the unemployment rate in the U.S. remained stubbornly high. In an effort to help promote a stronger economic recovery, the U.S. Federal Reserve Bank (the “Fed”) implemented its third round of quantitative easing, dubbed QE3. Under the plan, the Fed will purchase $40 billion in mortgage-backed securities each month, with no stated end date for the plan. In addition, the Fed vowed to maintain low short-term interest rates until 2015.

Also, the sovereign debt crisis in Europe worsened, adding to investor concern during the reporting period. As concerns grew about the sustainability of the euro, the European Central Bank took action, announcing that it would purchase the sovereign bonds of financially troubled nations in the eurozone.

The Fund was launched in the aftermath of these two events involving the Fed and the European Central Bank, a time in which investor optimism rose, sparking a rally in relatively riskier instruments. In this environment, corporate bonds generally outpaced the performance of Treasury paper. Within the corporate bond universe, higher-rated issues modestly lagged the returns of lower-rated debt. Shorter-term bonds (in the one- to five-year maturity range) underperformed longer-term issues, as interest rates declined, which benefitted longer duration bonds.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 18, 2012 (commencement of operations) to October 31, 2012.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/18/12)	Ending Account Value (10/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Actual	$1,000.00	$1,001.20	0.12%	$0.04
Hypothetical (5% return before expenses)	1,000.00	1,024.60	0.12	0.61

[a]

Actual Expenses for the Fund, which commenced operations on October 18, 2012, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (13 days) and divided by the number of days in the year (365 days). Hypothetical expenses, which are based on a hypothetical half year, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	7

Schedule of Investments

iSHARES® CORE SHORT-TERM U.S. BOND ETF

October 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES — 25.97%

AEROSPACE & DEFENSE — 0.31%
General Dynamics Corp.
5.25%, 02/01/14	$25	$26,466
Lockheed Martin Corp.
2.13%, 09/15/16	25	26,003
United Technologies Corp.
1.20%, 06/01/15	25	25,408

		77,877
AGRICULTURE — 0.21%
Bunge Ltd. Finance Corp.
3.20%, 06/15/17	25	26,335
Philip Morris International Inc.
2.50%, 05/16/16	25	26,333

		52,668
BANKS — 7.79%
Bank of America Corp.
3.70%, 09/01/15	100	105,988
6.50%, 08/01/16	100	116,117
Bank of New York Mellon Corp. (The)
1.20%, 02/20/15 (Call 01/20/15)	75	75,904
Bank of Nova Scotia
1.85%, 01/12/15	75	76,774
BNP Paribas SA
2.38%, 09/14/17	50	50,298
Capital One Financial Corp.
2.15%, 03/23/15	75	77,122
Citigroup Inc.
2.25%, 08/07/15	125	128,106
5.50%, 02/15/17	25	27,746
Goldman Sachs Group Inc. (The)
3.30%, 05/03/15	100	104,330
5.63%, 01/15/17	50	55,116
J.P. Morgan Chase & Co.
3.45%, 03/01/16	75	80,078
5.13%, 09/15/14	75	80,162
KfW
1.25%, 02/15/17	85	86,733
3.50%, 03/10/14	210	218,953
Landwirtschaftliche Rentenbank
0.88%, 09/12/17	85	85,117

Security	Principal (000s)	Value

Morgan Stanley
4.75%, 03/22/17	$100	$108,025
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	40	40,530
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	75	76,716
Toronto-Dominion Bank (The)
2.38%, 10/19/16	50	52,637
U.S. Bancorp
1.65%, 05/15/17 (Call 04/15/17)	75	76,740
Wells Fargo & Co.
1.50%, 07/01/15	150	152,239
Westpac Banking Corp.
1.13%, 09/25/15	75	75,199

		1,950,630
BEVERAGES — 0.71%
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	50	50,252
Coca-Cola Co. (The)
0.75%, 03/13/15	50	50,221
Diageo Capital PLC
1.50%, 05/11/17	25	25,457
PepsiCo Inc.
3.10%, 01/15/15	50	52,585

		178,515
BIOTECHNOLOGY — 0.10%
Amgen Inc.
1.88%, 11/15/14	25	25,652

		25,652
CHEMICALS — 0.32%
Dow Chemical Co. (The)
7.60%, 05/15/14	25	27,531
Eastman Chemical Co.
2.40%, 06/01/17	25	25,976
Ecolab Inc.
3.00%, 12/08/16	25	26,832

		80,339
COMPUTERS — 0.32%
Hewlett-Packard Co.
4.75%, 06/02/14	75	78,483

		78,483

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

October 31, 2012

Security	Principal (000s)	Value

COSMETICS & PERSONAL CARE — 0.30%
Colgate-Palmolive Co.
1.30%, 01/15/17	$25	$25,448
Procter & Gamble Co. (The)
0.70%, 08/15/14	50	50,261

		75,709
DIVERSIFIED FINANCIAL SERVICES — 3.20%
American Express Credit Corp.
1.75%, 06/12/15	50	51,250
2.80%, 09/19/16	75	79,642
Caterpillar Financial Services Corp.
2.05%, 08/01/16	50	52,050
Credit Suisse (USA) Inc.
4.88%, 01/15/15	75	81,097
Ford Motor Credit Co. LLC
3.98%, 06/15/16	100	105,765
General Electric Capital Corp.
1.63%, 07/02/15	125	127,179
2.30%, 04/27/17	50	51,653
HSBC Finance Corp.
5.00%, 06/30/15	40	43,062
Jefferies Group Inc.
3.88%, 11/09/15	25	25,500
John Deere Capital Corp.
0.70%, 09/04/15	50	50,068
National Rural Utilities Cooperative Finance Corp.
1.00%, 02/02/15	40	40,194
Swedish Export Credit Corp.
3.25%, 09/16/14	40	41,988
Toyota Motor Credit Corp.
0.88%, 07/17/15	50	50,232

		799,680
ELECTRIC — 0.75%
Commonwealth Edison Co.
1.63%, 01/15/14	40	40,522
Duke Energy Corp.
1.63%, 08/15/17	40	40,221
FirstEnergy Solutions Corp.
4.80%, 02/15/15	25	26,912

Security	Principal (000s)	Value

Georgia Power Co.
0.75%, 08/10/15	$40	$40,064
NextEra Energy Capital Holdings Inc.
1.61%, 06/01/14	40	40,363

		188,082
ELECTRONICS — 0.10%
Thermo Fisher Scientific Inc.
2.25%, 08/15/16	25	25,767

		25,767
FOOD — 0.10%
Kroger Co. (The)
2.20%, 01/15/17	25	25,633

		25,633
GAS — 0.10%
Sempra Energy
2.30%, 04/01/17	25	25,781

		25,781
HEALTH CARE — PRODUCTS — 0.31%
Baxter International Inc.
1.85%, 01/15/17	25	25,847
Covidien International Finance SA
1.35%, 05/29/15	25	25,201
Medtronic Inc.
3.00%, 03/15/15	25	26,331

		77,379
HEALTH CARE — SERVICES — 0.16%
WellPoint Inc.
1.25%, 09/10/15	40	40,403

		40,403
INSURANCE — 0.94%
Allstate Corp. (The)
6.20%, 05/16/14	50	54,139
American International Group Inc.
3.00%, 03/20/15	40	41,562
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	40	40,767
MetLife Inc.
6.75%, 06/01/16	45	53,707

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

October 31, 2012

Security	Principal (000s)	Value

Prudential Financial Inc. Series D
4.75%, 09/17/15	$40	$44,122

		234,297
IRON & STEEL — 0.10%
ArcelorMittal SA
4.00%, 08/05/15	25	24,875

		24,875
MANUFACTURING — 0.10%
Danaher Corp.
1.30%, 06/23/14	25	25,312

		25,312
MEDIA — 0.65%
Comcast Corp.
5.90%, 03/15/16	50	58,167
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	25	26,699
NBCUniversal Media LLC
3.65%, 04/30/15	25	26,841
Viacom Inc.
1.25%, 02/27/15	25	25,356
Walt Disney Co. (The)
0.88%, 12/01/14	25	25,227

		162,290
MINING — 0.41%
Barrick Gold Corp.
2.90%, 05/30/16	25	26,291
BHP Billiton Finance (USA) Ltd.
1.00%, 02/24/15	25	25,211
Freeport-McMoRan Copper & Gold Inc.
1.40%, 02/13/15	25	25,196
Rio Tinto Finance (USA) PLC
1.63%, 08/21/17 (Call 07/21/17)	25	25,091

		101,789
MULTI-NATIONAL — 2.92%
Council of Europe Development Bank
1.50%, 06/19/17	40	40,941
European Bank for Reconstruction and Development
1.00%, 02/16/17	40	40,547

Security	Principal (000s)	Value

European Investment Bank
1.00%, 07/15/15	$250	$253,361
1.63%, 06/15/17	85	87,795
Inter-American Development Bank
2.25%, 07/15/15	85	89,262
International Bank for Reconstruction and Development
2.38%, 05/26/15	125	131,316
International Finance Corp. Series G
3.00%, 04/22/14	85	88,363

		731,585
OFFICE & BUSINESS EQUIPMENT — 0.10%
Xerox Corp.
2.95%, 03/15/17	25	25,541

		25,541
OIL & GAS — 1.36%
Anadarko Petroleum Corp.
6.38%, 09/15/17	25	30,449
BP Capital Markets PLC
1.85%, 05/05/17	25	25,735
Canadian Natural Resources Ltd.
5.70%, 05/15/17	25	29,718
ConocoPhillips
4.60%, 01/15/15	25	27,112
Occidental Petroleum Corp.
1.75%, 02/15/17	25	25,876
Phillips 66
2.95%, 05/01/17[a]	25	26,577
Shell International Finance BV
4.00%, 03/21/14	50	52,478
Statoil ASA
3.13%, 08/17/17	40	43,763
Total Capital International SA
0.75%, 01/25/16	50	49,981
Transocean Inc.
5.05%, 12/15/16	25	27,881

		339,570
PHARMACEUTICALS — 1.07%
Abbott Laboratories
5.88%, 05/15/16	25	29,222

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

October 31, 2012

Security	Principal (000s)	Value

Express Scripts Holding Co.
2.10%, 02/12/15[a]	$50	$51,257
GlaxoSmithKline Capital PLC
0.75%, 05/08/15	25	25,124
Merck & Co. Inc.
4.00%, 06/30/15	25	27,297
Novartis Capital Corp.
2.90%, 04/24/15	25	26,381
Pfizer Inc.
5.35%, 03/15/15	50	55,545
Sanofi
2.63%, 03/29/16	25	26,433
Teva Pharmaceutical Finance IV LLC
1.70%, 11/10/14	25	25,585

		266,844
PIPELINES — 0.41%
Enterprise Products Operating LLC
1.25%, 08/13/15	25	25,287
Kinder Morgan Energy Partners LP
3.50%, 03/01/16	25	26,792
ONEOK Partners LP
2.00%, 10/01/17 (Call 07/01/17)	25	25,453
TransCanada PipeLines Ltd.
0.88%, 03/02/15	25	25,170

		102,702
REAL ESTATE INVESTMENT TRUSTS — 0.21%
Health Care REIT Inc.
3.63%, 03/15/16	25	26,473
Simon Property Group LP
2.15%, 09/15/17 (Call 06/15/17)	25	25,991

		52,464
RETAIL — 0.64%
CVS Caremark Corp.
5.75%, 06/01/17	25	30,089
Lowe’s Companies Inc.
1.63%, 04/15/17 (Call 03/15/17)	25	25,597
McDonald’s Corp.
0.75%, 05/29/15	25	25,158
Staples Inc.
9.75%, 01/15/14	25	27,535

Security	Principal (000s)	Value

Wal-Mart Stores Inc.
3.20%, 05/15/14	$50	$52,227

		160,606
SEMICONDUCTORS — 0.31%
Intel Corp.
1.95%, 10/01/16	50	52,321
Texas Instruments Inc.
1.38%, 05/15/14	25	25,371

		77,692
SOFTWARE — 0.21%
Microsoft Corp.
1.63%, 09/25/15	50	51,732

		51,732
TELECOMMUNICATIONS — 1.55%
AT&T Inc.
0.88%, 02/13/15	50	50,366
1.70%, 06/01/17	25	25,742
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	50	52,988
Cisco Systems Inc.
1.63%, 03/14/14	75	76,267
Embarq Corp.
7.08%, 06/01/16	25	29,395
Telecom Italia Capital SA
4.95%, 09/30/14	25	26,000
Telefonica Emisiones SAU
4.95%, 01/15/15	25	26,000
Verizon Communications Inc.
1.95%, 03/28/14	50	51,061
Vodafone Group PLC
1.25%, 09/26/17	50	50,202

		388,021
TRANSPORTATION — 0.21%
Burlington Northern Santa Fe Corp.
7.00%, 02/01/14	25	26,977
Ryder System Inc.
2.50%, 03/01/17 (Call 02/01/17)	25	25,328

		52,305

TOTAL CORPORATE BONDS & NOTES
(Cost: $6,515,250)		6,500,223

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

October 31, 2012

Security	Principal (000s)	Value

FOREIGN AGENCY OBLIGATIONS[b] — 1.36%

BRAZIL — 0.17%
Petrobras International Finance Co.
2.88%, 02/06/15	$40	$41,208

		41,208
CANADA — 0.85%
Export Development Canada
0.50%, 09/15/15	40	40,141
Ontario (Province of)
0.95%, 05/26/15	125	126,323
Quebec (Province of)
5.13%, 11/14/16	40	46,923

		213,387
SUPRANATIONAL — 0.34%
Asian Development Bank
0.50%, 08/17/15	85	85,191

		85,191

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $339,724)		339,786

FOREIGN GOVERNMENT OBLIGATIONS[b] — 0.71%

CANADA — 0.16%
Canada (Government of)
0.88%, 02/14/17	40	40,337

		40,337

ITALY — 0.35%
Italy (Republic of)
4.50%, 01/21/15	85	88,746

		88,746

MEXICO — 0.20%
United Mexican States
11.38%, 09/15/16	35	49,000

		49,000

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $177,791)		178,083

Security	Principal (000s)	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 70.70%

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.93%
Federal Home Loan Banks
0.50%, 11/20/15	$300	$300,623
1.00%, 06/21/17	100	101,175
Federal Home Loan Mortgage Corp.
1.00%, 09/29/17	100	100,870
2.50%, 04/23/14	300	309,711
Federal National Mortgage Association
0.50%, 05/27/15	300	300,830
0.50%, 09/28/15	300	300,573
0.88%, 08/28/14	550	555,549
2.50%, 05/15/14	500	516,858

		2,486,189

U.S. GOVERNMENT OBLIGATIONS — 60.77%
U.S. Treasury Notes
0.13%, 07/31/14	700	698,124
0.25%, 02/28/14	800	800,152
0.25%, 03/31/14	800	800,048
0.25%, 09/30/14	500	499,660
0.25%, 01/15/15	500	499,250
0.25%, 02/15/15	500	499,175
0.25%, 09/15/15	600	597,900
0.38%, 11/15/14	400	400,608
0.38%, 06/15/15	720	720,324
0.63%, 09/30/17	600	597,882
0.75%, 10/31/17	250	250,430
0.88%, 01/31/17	700	708,232
1.00%, 10/31/16	700	712,565
1.00%, 03/31/17	800	813,088
1.38%, 11/30/15	400	411,880
1.75%, 01/31/14	850	866,056
1.75%, 07/31/15	800	830,120
1.88%, 04/30/14	750	768,083
2.25%, 05/31/14	700	721,952
2.38%, 08/31/14	700	726,607
4.25%, 08/15/15	600	664,380
4.50%, 02/15/16	220	249,174
4.50%, 05/15/17	700	821,079

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

October 31, 2012

Security	Principal (000s) or Shares	Value

8.88%, 08/15/17	$400	$554,760

		15,211,529

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost: $17,676,929)		17,697,718

SHORT-TERM INVESTMENTS — 1.83%

MONEY MARKET FUNDS — 1.83%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	456,662	456,662

		456,662

TOTAL SHORT-TERM INVESTMENTS
(Cost: $456,662)		456,662

TOTAL INVESTMENTS IN SECURITIES — 100.57%
(Cost: $25,166,356)		25,172,472
Other Assets, Less Liabilities — (0.57)%		(141,567)

NET ASSETS — 100.00%		$25,030,905

[a]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[b]	Investments are denominated in U.S. dollars.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	13

Statement of Assets and Liabilities

iSHARES® CORE SHORT-TERM U.S. BOND ETF

October 31, 2012

ASSETS
Investments, at cost:
Unaffiliated	$24,709,694
Affiliated (Note 2)	456,662

Total cost of investments	$25,166,356

Investments in securities, at fair value (Note 1):
Unaffiliated	$24,715,810
Affiliated (Note 2)	456,662

Total fair value of investments	25,172,472
Receivables:
Interest	109,944

Total Assets	25,282,416

LIABILITIES
Payables:
Investment securities purchased	250,445
Investment advisory fees (Note 2)	1,066

Total Liabilities	251,511

NET ASSETS	$25,030,905

Net assets consist of:
Paid-in capital	$25,022,500
Undistributed net investment income	2,289
Net unrealized appreciation	6,116

NET ASSETS	$25,030,905

Shares outstanding[a]	250,000

Net asset value per share	$100.12

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

iSHARES® CORE SHORT-TERM U.S. BOND ETF

Period from October 18, 2012 (commencement of operations) through October 31, 2012

NET INVESTMENT INCOME
Interest — unaffiliated	$3,055
Interest — affiliated (Note 2)	300

Total investment income	3,355

EXPENSES
Investment advisory fees (Note 2)	1,066

Total expenses	1,066

Net investment income	2,289

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net change in unrealized appreciation/depreciation	6,116

Net realized and unrealized gain	6,116

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,405

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Changes in Net Assets

iSHARES® CORE SHORT-TERM U.S. BOND ETF

Period from October 18, 2012[a] to October 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,289
Net change in unrealized appreciation/depreciation	6,116

Net increase in net assets resulting from operations	8,405

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	25,022,500

Net increase in net assets from capital share transactions	25,022,500

INCREASE IN NET ASSETS	25,030,905

NET ASSETS
Beginning of period	—

End of period	$25,030,905

Undistributed net investment income included in net assets at end of period	$2,289

SHARES ISSUED
Shares sold	250,000

Net increase in shares outstanding	250,000

[a]	Commencement of operations.

See notes to financial statements.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® CORE SHORT-TERM U.S. BOND ETF

(For a share outstanding throughout the period)

Period from Oct. 18, 2012[a] to Oct. 31, 2012
Net asset value, beginning of period	$100.00

Income from investment operations:
Net investment income[b]	0.01
Net realized and unrealized gain[c]	0.11

Total from investment operations	0.12

Net asset value, end of period	$100.12

Total return	0.12%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$25,031
Ratio of expenses to average net assets[e]	0.12%
Ratio of net investment income to average net assets[e]	0.26%
Portfolio turnover rate[f]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Notes to Financial Statements

iSHARES® CORE SHORT-TERM U.S. BOND ETF

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the following fund (the “Fund”):

iShares Bond ETF	Diversification Classification
Core Short-Term U.S.[a]	Diversified

[a]	The fund commenced operations on October 18, 2012.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets; and the risk of war.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Fund’s assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of October 31, 2012. The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

	Investments
Investment Type	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds & Notes	$—	$6,500,223	$—	$6,500,223
Foreign Agency Obligations	—	339,786	—	339,786
Foreign Government Obligations	—	178,083	—	178,083
U.S. Government & Agency Obligations	—	17,697,718	—	17,697,718
Short-Term Investments	456,662	—	—	456,662

	$456,662	$24,715,810	$—	$25,172,472

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on the accrual basis.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.12% based on the average daily net assets of the Fund.

BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest—affiliated” in the Statement of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

Certain trustees and officers of the Trust are also officers of BlackRock Institutional Trust Company, N.A. and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding U.S. Government obligations, in-kind transactions, and short-term investments) for the period ended October 31, 2012 were $7,285,995 and $  —, respectively.

Purchases and sales of U.S. Government obligations (excluding in-kind transactions) for the period ended October 31, 2012 were $17,430,873 and $  —, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	INCOME TAX INFORMATION

As of October 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$2,289	$—	$—	$6,116	$—	$8,405

As of October 31, 2012, the cost of investments for federal income tax purposes was $25,166,356. Net unrealized appreciation was $6,116, of which $23,622 represented gross unrealized appreciation on securities and $17,506 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of October 31, 2012 and has determined that no provision for income tax is required in the Fund’s financial statements.

6.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Core Short-Term U.S. Bond ETF (the “Fund”), at October 31, 2012, the results of its operations, the changes in its net assets and its financial highlights for the period October 18, 2012 (commencement of operations) through October 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

December 19, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	23

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed the Advisory Contract.

At a meeting held on September 6-7, 2012, the Board, including a majority of the Independent Trustees, approved the selection of BFA as investment adviser and approved the Advisory Contract for the Fund, based on its review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Trustees were advised by their independent counsel throughout the process.

In selecting BFA and approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including any proposed advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track an index similar to that tracked by the Fund, the Lipper Group included, in part, mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a general description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the Lipper Group, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the proposed investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rate and overall expenses of the funds in the Lipper Group.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the proposed investment advisory fees and expense levels of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services to be Provided by BFA — The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting iShares funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock in December 2009. The Board acknowledged that additional resources to support iShares funds and their shareholders have been added or enhanced since then, including, in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates — The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationships had not yet commenced. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and will thus be in a position to evaluate whether, following the expiration of the Advisory Contract’s initial two year term, any adjustments in Fund fees would be appropriate.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually following an initial two-year period, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different, generally more extensive services to be provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses to be borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed. The Board further noted that the proposed advisory fee rate for the Fund was lower than that of an iShares index fund that invests in the same asset class, and acknowledged management’s assertion that the Fund’s advisory fee rate had been proposed for competitive reasons and was reflective of a discount to the full value of the services to be rendered by BFA to the Fund.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	25

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

Other Benefits to BFA and/or its Affiliates — Except as noted below, the Board did not consider ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally would not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates, in the event of any lending of the Fund’s securities. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Based on the considerations described above, the Board determined that the investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining and concluded that it is in the best interest of the Fund and its shareholders to approve the Advisory Contract.

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Trustees who are not interested persons of the Trust (as defined in the 1940 Act) are referred to as Independent Trustees.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Trustee of iShares Trust also serves as a Director of iShares, Inc., a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 276 funds (as of October 31, 2012) within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Trustee and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Trustees and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Trustee (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Trustee (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Director of iShares, Inc. (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

TRUSTEE AND OFFICER INFORMATION	27

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

Independent Trustees

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Trustee (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Pain Webber Inc.) (2004-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Trustee (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).

Director (since 1998) and President

(2007-2011) of the Board of

Directors, Catholic Charities CYO;

Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006), The Thacher School; Trustee of Pacific Select Funds (2004-2005); Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese

of San Francisco.

Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (35 portfolios) (since 2009).

Charles A. Hurty (69)	Trustee (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (57)	Trustee (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

Independent Trustees (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Trustee (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Trustee (since 2000).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Trustee (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Director of iShares, Inc. (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

TRUSTEE AND OFFICER INFORMATION	29

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® CORE SHORT-TERM U.S. BOND ETF

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years

Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director, BlackRock (since 2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Scott Radell (44)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007).

Amy Schioldager (50)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange- Traded Funds Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed or issued by Barclays Capital Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-106-1012

Item 2. Code of Ethics.

iShares Trust (the “Registrant”) adopted a new code of ethics on July 1, 2011 that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended October 31, 2012, there were no amendments to any provision of the former and new codes of ethics, nor were there any waivers granted from any provision of the former and new codes of ethics. A copy of the new code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker, Robert H. Silver and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the eighteen series of the Registrant for which the fiscal year-end is October 31, 2012 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $97,240 for the fiscal year ended October 31, 2011 and $240,750 for the fiscal year ended October 31, 2012.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended October 31, 2011 and October 31, 2012 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $3,620 for the fiscal year ended October 31, 2011 and $52,671 for the fiscal year ended October 31, 2012.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended October 31, 2011 and October 31, 2012 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended October 31, 2012 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $2,741,497 for the fiscal year ended October 31, 2011 and $3,789,291 for the fiscal year ended October 31, 2012.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, John E. Martinez and Madhav V. Rajan.

Item 6. Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	December 19, 2012

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	December 19, 2012